PROSPECTUS
                                       1

            THE ALLIANZ VISION[SM] NEW YORK VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                   ALLIANZ LIFE[{R}] OF NY VARIABLE ACCOUNT C
                                       AND
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 13) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our).

The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Options listed on the following page, and not to any fixed investment choices). The Contract is "deferred" because you do not begin receiving regular Annuity Payments immediately.

THE BASIC CONTRACT (BASE CONTRACT) offers a variety of standard features including a number of different Investment Options, multiple annuitization options, a free withdrawal privilege, and a death benefit. THE CONTRACT ALSO OFFERS OPTIONAL BENEFITS (subject to certain restrictions and availability) that are each AVAILABLE FOR AN ADDITIONAL CHARGE. You can select either the Bonus Option or the Short Withdrawal Charge Option. You can also select the Quarterly Value Death Benefit. These optional benefits are only available when you purchase your Contract. For more details and additional information, please see section 11, Optional Benefits. ANNUITY CONTRACTS THAT CREDIT A BONUS GENERALLY HAVE HIGHER FEES AND CHARGES THAN CONTRACTS THAT DO NOT CREDIT A BONUS. THEREFORE, THE AMOUNT OF CREDIT RECEIVED UNDER THE BONUS OPTION MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH IT.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy and Security Statement in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life of New York that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.

To the extent that the issuance of this Contract may subject Allianz Life to a duty under section 15(d) of the Securities Exchange Act of 1934 to file reports required by section 13(a) of that Act, Allianz Life is relying on the exemption from such reporting provided by Rule 12h-7 under that Act.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


Dated: May 1, 2009

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

This prospectus includes information on the following optional benefits that are no longer offered as of April 1, 2009: the No Withdrawal Charge Option, the Lifetime Plus Benefit, the Lifetime Plus 8 Benefit, the Target Date Retirement Benefit, and the Target Date 10 Benefit. Please note that Contracts with one of the Target Date Benefits or one of the Lifetime Benefits are subject to restrictions on allocations and transfers among certain Investment Options. The features and expenses for the Target Date Benefits are set out in Appendix E, the Lifetime Benefits are detailed in Appendix F, and the No Withdrawal Charge Option is discussed in Appendix G.

We currently offer the Investment Options listed below. You can select up to 15 Investment Options at any one time. We may add, substitute or remove Investment Options in the future. WE DO NOT CURRENTLY OFFER A FIXED ACCOUNT.


INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

AIM
AZL[{R}] AIM International Equity Fund

BLACKROCK
AZL[{R}] BlackRock Capital Appreciation Fund
AZL[{R}] BlackRock Growth Fund
AZL[{R}] Money Market Fund
BlackRock Global Allocation V.I. Fund

COLUMBIA
AZL[{R}] Columbia Mid Cap Value Fund
AZL[{R}] Columbia Small Cap Value Fund
AZL[{R}] Columbia Technology Fund

DAVIS
AZL[{R}] Davis NY Venture Fund
Davis VA Financial Portfolio

DREYFUS
AZL[{R}] Dreyfus Equity Growth Fund
AZL[{R}] S&P 500 Index Fund
AZL[{R} ]Small Cap Stock Index Fund

FIRST TRUST
AZL[{R}] First Trust Target Double Play Fund

FRANKLIN TEMPLETON
AZL[{R}] Franklin Small Cap Value Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund

FUND OF FUNDS
AZL[{R}] Fusion Balanced Fund
AZL[{R}] Fusion Growth Fund
AZL[{R}] Fusion Moderate Fund

JENNISON
AZL[{R}] Jennison 20/20 Focus Fund

J.P. MORGAN
AZL[{R}] JPMorgan Large Cap Equity Fund
AZL[{R}] JPMorgan U.S. Equity Fund

NICHOLAS-APPLEGATE
AZL[{R}] NACM International Fund

OPPENHEIMER CAPITAL
AZL[{R}] OCC Opportunity Fund
OpCap Mid Cap Portfolio[(1)]

OPPENHEIMER FUNDS
AZL[{R}] Oppenheimer Global Fund
AZL[{R}] Oppenheimer International Growth Fund

PIMCO
AZL[{R}] PIMCO Fundamental IndexPLUS Total Return Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn[TM] Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio

SCHRODER
AZL[{R}] Schroder Emerging Markets Equity Fund
AZL[{R}] Schroder International Small Cap Fund

TARGETPLUS PORTFOLIOS
AZL TargetPLUS[SM] Balanced Fund
AZL TargetPLUS[SM] Equity Fund
AZL TargetPLUS[SM] Growth Fund
AZL TargetPLUS[SM] Moderate Fund

TURNER
AZL[{R}] Turner Quantitative Small Cap Growth Fund

VAN KAMPEN
AZL[{R}] Van Kampen Comstock Fund
AZL[{R}] Van Kampen Equity and Income Fund
AZL[{R}] Van Kampen Global Franchise Fund
AZL[{R}] Van Kampen Global Real Estate Fund
AZL[{R}] Van Kampen Growth and Income Fund
AZL[{R}] Van Kampen Mid Cap Growth Fund

(1)A fund of the Premier VIT series.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

TABLE OF CONTENTS
FEE TABLES........................5
  Contract Owner Transaction Expenses5
  Contract Owner Periodic Expenses5
  Annual Operating Expenses of the Investment Options6
  Examples........................7
1.THE VARIABLE ANNUITY CONTRACT...8
  Ownership.......................8
2.PURCHASE.......................10
  Purchase Payments..............10
  Automatic Investment Plan (AIP)10
  Allocation of Purchase Payments10
  Tax-Free Section 1035 Exchanges11
  Faxed Applications.............11
  Free Look/Right to Examine.....11
  Accumulation Units/Computing the Contract Value12
3.THE ANNUITY PHASE..............12
  Income Date....................13
  Partial Annuitization..........13
  Annuity Options................13
  Annuity Payments...............15
4.INVESTMENT OPTIONS.............16
  Substitution and Limitation on Further Investments22
  Transfers......................23
  Excessive Trading and Market Timing24
  Dollar Cost Averaging (DCA) Program26
  Flexible Rebalancing...........27
  Financial Advisers - Asset Allocation Programs27
  Voting Privileges..............28
5.OUR GENERAL ACCOUNT............28
6.EXPENSES.......................28
  Mortality and Expense Risk (M&E) Charges28
  Contract Maintenance Charge....29
  Withdrawal Charge..............29
  Transfer Fee...................32
  Premium Taxes..................32
  Income Taxes...................32
  Investment Option Expenses.....32
7.TAXES..........................32
  Annuity Contracts in General...32
  Qualified Contracts............33
  Multiple Contracts.............34
  Partial 1035 Exchanges.........34
  Distributions - Non-Qualified Contracts34
  Distributions - Qualified Contracts35
  Assignments, Pledges and Gratuitous Transfers36
  Death Benefits.................36
  Withholding....................36
  Federal Estate Taxes...........36
  Generation-Skipping Transfer Tax36
  Foreign Tax Credits............36
  Annuity Purchases by Nonresident Aliens and
  Foreign Corporations...........37
  Possible Tax Law Changes.......37
  Diversification................37
  Required Distributions.........37
8.ACCESS TO YOUR MONEY...........38
  Free Withdrawal Privilege......38
  Waiver of Withdrawal Charge Benefit39
  Systematic Withdrawal Program..39
  The Minimum Distribution Program and Required Minimum Distribution (RMD)
     Payments                                                 39
  Suspension of Payments or Transfers39
9.ILLUSTRATIONS..................40
10.DEATH BENEFIT.................40
  Traditional Death Benefit......40
  Death of the Owner and/or Annuitant Under
  All Other Contracts............41
  Death Benefit Payment Options..44
11. OPTIONAL BENEFITS............44
  Quarterly Value Death Benefit..44
  Bonus Option...................45
  Short Withdrawal Charge Option.45
12.OTHER INFORMATION.............46
  Allianz Life of New York.......46
  The Separate Account...........46
  Distribution...................46
  Additional Credits for Certain Groups47
  Administration/Allianz Service Center48
  Legal Proceedings..............48
  Financial Statements...........48
13.GLOSSARY......................48
14.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)51 15.PRIVACY AND SECURITY STATEMENT52
APPENDIX A - ANNUAL OPERATING EXPENSES FOR
EACH INVESTMENT OPTION...........54
APPENDIX B - CONDENSED FINANCIAL INFORMATION58
APPENDIX C - QUARTERLY ANNIVERSARY VALUE
CALCULATION AND EXAMPLES UNDER THE
QUARTERLY VALUE DEATH BENEFIT....62
  Examples of the Quarterly Anniversary Value
  Calculations...................62
  Example of the Effect of a Partial Withdrawal on the Quarterly Anniversary
     Value                                              63
APPENDIX D - WITHDRAWAL CHARGE EXAMPLES64

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

APPENDIX E - THE TARGET DATE BENEFITS66
  Removing a Target Date Benefit from Your Contract67
  The Target Value Date..........67
  Calculating the Target Value...68
  Investment Option Allocation and Transfer Restrictions and Quarterly
     Rebalancing                                        69
  Determining the Maximum Allowable and Minimum Required Group Allocation72 Determining the Required Group Allocation73
  Examples of Quarterly Rebalancing74
  Termination of a Target Date Benefit77
APPENDIX F - THE LIFETIME BENEFITS78
  Removing one of the Lifetime Benefits from
  Your Contract..................80
  Who is Considered a Covered Person(s)?80
  If You Begin Receiving Lifetime Plus Payments81
  Lifetime Plus Payments.........83
  Automatic Annual Payment Increases to the
  Lifetime Plus Payments.........86
  The Benefit Base...............90
  The Quarterly Anniversary Value90
  Calculating The 5% Annual Increase Under the
  Lifetime Plus Benefit..........90
  Resetting the 5% Annual Increase Under the
  Lifetime Plus Benefit..........92
  Examples of the 5% Annual Increase Calculation Under the Lifetime Plus Benefit
     93
  Calculating The 8% Annual Increase Under the
  Lifetime Plus 8 Benefit........94
  Automatic Resets of the 8% Annual Increase Under the Lifetime Plus 8 Benefit94 Example of the 8% Annual Increase Calculation Under the Lifetime Plus 8
     Benefit                                            95
  Investment Option Allocation and Transfer Restrictions and Quarterly
     Rebalancing                                        97
  Taxation of Lifetime Plus Payments98
  Termination of a Lifetime Benefit98
APPENDIX G - NO WITHDRAWAL CHARGE OPTION99
FOR SERVICE OR MORE INFORMATION.100


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

FEE TABLES
The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contract. For more information, see section 6, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES
WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE[(1),(2)]
(as a percentage of each Purchase Payment withdrawn)

                                                                                      WITHDRAWAL CHARGE AMOUNT
NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE PAYMENT BASE CONTRACT CONTRACT WITH THE          CONTRACT WITH THE
                                                                               BONUS OPTION[(3)] SHORT WITHDRAWAL CHARGE OPTION[(3)]
                               0                                          8.5%              8.5%                                8.5%
                               1                                          8.5%              8.5%                                7.5%
                               2                                          7.5%              8.5%                                5.5%
                               3                                          6.5%                8%                                  3%
                               4                                            5%                7%                                  0%
                               5                                            4%                6%                                  0%
                               6                                            3%                5%                                  0%
                               7                                            0%                4%                                  0%
                               8                                            0%                3%                                  0%
                        9 years or more                                     0%                0%                                  0%


TRANSFER FEE[(4)]...................$25

PREMIUM TAXES[(5)]...........0% to 3.5%
(as a percentage of each Purchase Payment)

CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses.

CONTRACT MAINTENANCE CHARGE[(6)]....$30
(per Contract per year)

 (1)The free withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken under the free withdrawal privilege or as RMD payments in that same Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the free withdrawal privilege. There is no free withdrawal privilege during the Annuity Phase. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the free withdrawal privilege and other information that appears in section 8, Access to Your Money.
(2)The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any withdrawals from the Contract (including any withdrawal charges).
(3)Some or all of the optional benefits may not be available to you; check with your registered representative. You cannot select both the Bonus Option and the Short Withdrawal Charge Option.
(4)The first twelve transfers in a Contract Year are free. We do not count any transfers made under the dollar cost averaging or flexible rebalancing programs against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 6, Expenses - Transfer Fee.
(5)Although New York does not currently impose a premium tax, we reserve the right to reimburse ourselves for any premium tax we have to pay if imposed by New York in the future. If your Contract is subject to a premium tax, it is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 6, Expenses - Premium Taxes.
(6)We waive this charge during the Accumulation Phase if the Contract Value is at least $100,000 at the time we are to deduct the charge. If the total Contract Value for all your Contracts that are registered with the same social security number is at least $100,000, we waive the charge on all of your Contracts. We do not assess this charge during the Annuity Phase. For more information, please see section 6, Expenses - Contract Maintenance Charge.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES - THE MORTALITY AND EXPENSE RISK (M&E) CHARGE[(7)]




                                                                                                           M&E CHARGE


                                                                                              ACCUMULATION PHASE ANNUITY PHASE[(8)]
BASE CONTRACT                                                                                       1.40%              1.40%
ADDITIONAL M&E CHARGE FOR OPTIONAL BENEFITS[(9)]
 QUARTERLY VALUE DEATH BENEFIT[(10)]                                                                0.30%                NA
 BONUS OPTION                                                                                       0.50%              0.50%
 SHORT WITHDRAWAL CHARGE OPTION[(10)]                                                               0.25%                NA
MAXIMUM M&E CHARGE FOR A CONTRACT WITH THE QUARTERLY VALUE DEATH BENEFIT AND THE BONUS OPTION       2.20%              1.90%

(7)The M&E charge is an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option. We assess the M&E charge against the Accumulation Unit value during the Accumulation Phase and against the Annuity Unit value during the Annuity Phase. We assess an M&E charge during the Annuity Phase on any Contract Value you apply to variable Annuity Payments; there is no M&E charge during the Annuity Phase on any Contract Value you apply to fixed Annuity Payments. For more information, please see section 6, Expenses - Mortality and Expense Risk (M&E) Charge.
(8)The Contract allows Partial Annuitization. It is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time and have different M&E charges. For example, if you have a Contract with the Quarterly Value Death Benefit and request a variable Partial Annuitization we would assess an annual M&E charge of 1.40% on the annuitized portion of the Contract, and an annual M&E charge of 1.70% on the portion that has not been annuitized. For more information, see section 3, The Annuity Phase - Partial Annuitization.
(9)Some or all of the optional benefits may not be available to you; check with your registered representative. You cannot select both the Bonus Option and the Short Withdrawal Charge Option.
(10)The additional M&E charge associated with this optional benefit will continue until the earlier of the benefit's termination, or when your Contract Value is reduced to zero.

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2008, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.


                                                                  MINIMUM MAXIMUM
Total annual Investment Option operating expenses*                 0.65%   1.95%
(including management fees, distribution or 12b-1 fees,
and other expenses) before fee waivers and expense reimbursements


* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.


The entire $30 contract maintenance charge is deducted in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Annuity Phase or during the Accumulation Phase if your Contract Value at the end of year is at least $100,000.


Transfer fees may apply, but are not reflected in these examples.

For additional information, see section 6, Expenses.


If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
  (a)Maximum charges for a Contract with the Quarterly Value Death Benefit and Bonus Option (which carries the highest potential M&E charge of 2.20%).
  (b)The Base Contract (which carries the lowest potential charge of a 1.40% M&E charge).


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
1.95% (the maximum Investment Option operating expense) a)  $1,297 $2,201  $2,970   $4,631
                                                        b)  $1,218 $1,870  $2,395   $3,940
0.65% (the minimum Investment Option operating expense) a)  $1,168 $1,823  $2,354   $3,476
                                                        b)  $1,088 $1,483  $1,753   $2,679


If you do not take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
1.95% (the maximum Investment Option operating expense) a)   $447  $1,351  $2,270   $4,631
                                                        b)   $368  $1,120  $1,895   $3,940
0.65% (the minimum Investment Option operating expense) a)   $318   $973   $1,654   $3,476
                                                        b)   $238   $733   $1,253   $2,679


If you take a Full Annuitization* of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
1.95% (the maximum Investment Option operating expense) a)   $417  $1,321  $2,240   $4,601
                                                        b)   $338  $1,090  $1,865   $3,910
0.65% (the minimum Investment Option operating expense) a)   $288   $943   $1,624   $3,446
                                                        b)   $208   $703   $1,223   $2,649


* Annuity Payments are generally not available until 13 months after your Issue Date.

See Appendix B for condensed financial information regarding the Accumulation Unit values (AUVs) for the highest and lowest M&E charges for the benefits we currently offer under this Contract. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels and for optional benefits that we no longer offer under this Contract.


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

1. THE VARIABLE ANNUITY CONTRACT
An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life of New York), where you make payments to us and, in turn, we promise to make regular periodic income payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DO NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT. HOWEVER, THE CONTRACT MAY OFFER OTHER FEATURES THAT MEET YOUR NEEDS. ACCORDINGLY, IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSIDER PURCHASING THIS CONTRACT FOR ITS DEATH BENEFIT, ANNUITY BENEFITS AND OTHER NON-TAX DEFERRAL RELATED BENEFITS. PLEASE CONSULT A TAX ADVISER FOR INFORMATION SPECIFIC TO YOUR CIRCUMSTANCES TO DETERMINE WHETHER A QUALIFIED CONTRACT IS AN APPROPRIATE INVESTMENT FOR YOU.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o The Business Day before the Income Date if you take a Full
  Annuitization.
o The Business Day we process your request for a full withdrawal.
o Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in good order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.

The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Annuity Payments must begin on a designated date (the Income Date) that is at least 13 months after your Issue Date. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization. The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portion of the Contract will be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 3, The Annuity Phase.

The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of any Investment Options you select. You cannot invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options.

We will not make any changes to your Contract without your permission except as may be required by law.

THE CONTRACT WILL TERMINATE WHEN:
o the Accumulation Phase has terminated,
o the Annuity Phase has terminated, and/or
o all applicable death benefit payments have been made.

OWNERSHIP
OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. Spousal Joint Owners may also appoint contingent Beneficiaries. If both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. If both spousal Joint Owners die simultaneously, state law may dictate who receives the death benefit. However, for tax reasons, Joint Owners who are not spouses may not appoint any contingent Beneficiaries. If both Joint Owners who are not spouses die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.

ASSIGNMENT OF A CONTRACT
An authorized request specifying the terms of an assignment of a Contract must be provided to our Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

2. PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. To purchase this Contract, all Owners and Annuitant(s) must be age 80 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase Payment requirements for this Contract are as follows.
o The minimum initial payment we will accept is $10,000.
o You can make additional Purchase Payments of $50 or more during the Accumulation Phase.
o YOU CANNOT MAKE ANY ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT AFTER
  THE INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION (INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE).
o The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life of New York variable annuities).
PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment in order to comply with state and/or federal law.

AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. You may stop or change the AIP at any time. We must be notified by the first of the month in order to stop or change the AIP for that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401of the Internal Revenue Code.

THE AIP WILL NO LONGER BE AVAILABLE TO YOU AFTER THE INCOME DATE ON WHICH YOU TAKE A FULL ANNUITIZATION.

ALLOCATION OF PURCHASE PAYMENTS
We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. When you purchase a Contract, we will allocate your initial Purchase Payment to the Investment Options you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Options will not change the allocation instructions for any future additional Purchase Payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them according to your most recent allocation instructions.

You may provide us with new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in good order at our Service Center. If you change your allocation instructions and you are participating in the automatic investment plan or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.

If you select the Bonus Option, we will allocate any applicable bonus in the same way as the corresponding Purchase Payment.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we will always allow you to invest in at least five Investment Options.

Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------
necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a "tax-free" exchange under
Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o you might have to pay a withdrawal charge on your previous contract,
o there will be a new withdrawal charge period for this Contract,
o other charges under this Contract may be higher (or lower),
o the benefits may be different, and
o you will no longer have access to any benefits from your previous contract.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

FAXED APPLICATIONS
We will accept Contract applications delivered in writing, as well as via fax. It is important that you verify that we have received any faxed application you send. We are not liable for faxed transaction requests that were sent by you but not received by us. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours, your service provider's, or your registered representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We reserve the right to discontinue or modify the faxed application privilege at any time and for any reason. We do not currently accept applications delivered via email or our website. This may be available in the future.

FREE LOOK/RIGHT TO EXAMINE
If you change your mind about owning the Contract, you can cancel it within ten days after receiving it. When you cancel the Contract within this time period, we will not assess a withdrawal charge. You will receive your Contract Value (less any bonus) as of the day we receive your request. This may be more or less than your initial Purchase Payment. If you select the Bonus Option and cancel your Contract during the free look/right-to-examine period, you will forfeit your entire bonus. (See section 11, Optional Benefits - Bonus Option.) If you purchased this Contract as an IRA, we are required to refund your Purchase Payment (not including any bonus) less withdrawals if you decide to cancel your Contract within the free look period. In these instances, if you cancel your Contract you will receive the greater of Purchase Payments less withdrawals, or Contract Value. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment (and any bonus if you select the Bonus Option) to the AZL Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. If we are required to refund the Purchase Payments and you cancel your Contract or we reject your application, you will receive the greater of Purchase Payments less withdrawals or Contract Value, regardless of how your Purchase Payments were allocated. The free look provision under the Contract is also called the right to examine.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
The Contract Value in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also be affected by the charges of the Contract. In order to keep track of your Contract Value in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for the Purchase Payment (and any bonus if applicable) at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments and bonus you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment and bonus allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount at the end of the immediately preceding Business Day,
o adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the M&E charge for the current Business Day, and any additional calendar days since the immediately preceding Business Day.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Contract Value in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

EXAMPLE
o On Wednesday, we receive at our Service Center an additional Purchase
  Payment of $3,000 from you before the end of the Business Day.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.41509 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.

3. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments. The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)'age before making any life contingent Annuity Payment. If the age or gender of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or gender.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOU HAVE NOT REDUCED YOUR CONTRACT VALUE TO ZERO. At our discretion, we may extend the maximum permitted Income Date subject to the requirements of applicable law. The maximum permitted Income Date may vary depending on the broker/dealer you purchase your Contract through and your state of residence. UPON FULL ANNUITIZATION YOU WILL NO LONGER HAVE A CONTRACT VALUE, OR ANY BENEFITS OR BENEFIT INCREASES BASED ON CONTRACT VALUE. IN ADDITION, THE DEATH BENEFIT WILL TERMINATE AND ANY PERIODIC WITHDRAWAL OR INCOME PAYMENTS OTHER THAN ANNUITY PAYMENTS WILL STOP. You will not be required to take a Full Annuitization on the maximum permitted Income Date if your Contract Value has been reduced to zero. On the maximum permitted Income Date, if your Contract Value is

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------
greater than zero, we base Annuity Payments on your Contract Value. If you have not selected an Annuity Option we will make payments under the default option described in the "Annuity Payments" discussion of this section.

INCOME DATE
The Income Date is the date Annuity Payments will begin. Your Income Date is specified in your Contract as the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the Annuitant's 90th birthday. This limitation may not apply when the Contract is issued to a charitable remainder trust. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least 13 months after the Issue Date. The Income Date will never be later than what is permitted under applicable law. An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.

PARTIAL ANNUITIZATION
PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER, THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.

You can take Partial Annuitizations after 13 months. Partial Annuitizations are not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, and the death benefit. This will decrease the amounts available for withdrawals, additional Annuity Payments, and payment of the death benefit. For more information, see section 6, Expenses - Withdrawal Charge; and see the discussion of the death benefit that applies to your Contract in section 10, Death Benefit or section 11, Optional Benefits - Quarterly Value Death Benefit.

FOR TAX PURPOSES, ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS. However, once the Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.

ANNUITY OPTIONS
You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example, when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed variable Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center, using the selected assumed investment return as the interest rate for the present value calculation. This lump sum payment is not available under a fixed payout. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. Under a Partial Annuitization, this Annuity Option is only available for variable payouts; this Annuity option is not available for fixed Partial Annuitizations.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed variable Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center, using the selected assumed investment return as the interest rate for the present value calculation. This lump sum payment is not available under a fixed payout. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
  (A)= Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.
  (B)= The amount applied to variable Annuity Payments on the Income Date.
  (C)= Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
  (D)= The number of Annuity Units used in determining each variable Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
  (E)= Dollar value of first variable Annuity Payment.
  (F)= Number of variable Annuity Payments made since the Income Date.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE
o The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
o The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
  51.25 (item "D").
o The Owner who is also the Annuitant dies after receiving 62 Annuity
  Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $15 (item "A").

WE CALCULATE THE REFUND AS FOLLOWS:
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 15 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} =

15 x {[100,000 x 0.083333] - 3,177.50} = 15 x {8,333.33 - 3,177.50} = 15 x
5,155.83 = $77,337.50

ANNUITY PAYMENTS
Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Annuity Payments under Annuity Options 1-5 as:
o a variable payout,
o a fixed payout, or
o a combination of both.

If you do not choose an Annuity Option before the Income Date, we will make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments. We base Annuity Payments on your Contract Value.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Annuity Payments on the investment allocations that were in place on the Income Date. We will not allow you to apply amounts of less than $2,000 to an Annuity Option. If your Contract Value is less than $2,000 on the Income Date, we will pay that amount to you. We may change the frequency of your Annuity Payments if the amount of the payment is less than $20. Guaranteed fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Annuity Payments than the guaranteed rates provided by your Contract.

If you choose to have any portion of the Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.
o The Contract Value on the Income Date.
o The age of the Annuitant and any joint Annuitant on the Income Date.
o The gender of the Annuitant and any joint Annuitant, where permitted.
o The Annuity Option you select.
o The assumed investment rate (AIR) you select.
o The mortality table specified in the Contract.
o The future performance of the Investment Option(s) you select.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

You can choose an AIR of either 3% or 4.5%. Using a higher AIR results in a higher initial variable Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Annuity Payments will decrease.

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Contract termination.

4. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE TELEPHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.

Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), including the AZL FusionPortfolios, is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not pay service fees or 12b-1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Nicholas-Applegate Capital Management, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.

                               INVESTMENT OPTIONS

    INVESTMENT        NAME OF     ASSET CATEGORY     OBJECTIVE(S)                           PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT                                                         (Normal market conditions)
       AND             OPTION
ADVISER/SUBADVISER
AIM
Managed by Allianz AZL AIM        International  Long-term growth of   At least 80% of its assets in a diversified portfolio of
Investment         International      Equity     capital               international equity securities whose issuers are considered
Management         Equity Fund                                         by the fund's subadviser to have strong earnings momentum.
LLC/Invesco Aim
Capital
Management, Inc.


BLACKROCK
Managed by Allianz AZL BlackRock   Large Growth  Long-term growth of   Invests at least 80% of total assets in common and preferred
Investment         Capital                       capital               stock and securities convertible into common and preferred
Management         Appreciation                                        stock of mid-size and large-size companies.
LLC/BlackRock      Fund
Capital
Management, Inc.
                   AZL BlackRock  Large Growth  Maximum long-term     Invests at least 80% of total assets in common and preferred
                   Growth Fund                   capital appreciation  stock and securities convertible into common and preferred
                                                 with minimum long-    stock of mid- and large-size companies.
                                                 term risk to
                                                 principal


Managed by Allianz AZL Money           Cash      Current income        Invests in a broad range of short-term, high quality U.S.
Investment         Market Fund      Equivalent   consistent with       dollar-denominated money market instruments, including
Management                                       stability of          government, U.S. and foreign bank, commercial and other
LLC/BlackRock                                    principal             obligations. During extended periods of low interest rates,
Institutional                                                          and due in part to contract fees and expenses, the yield of
Management                                                             the AZL Money Market Fund may also become extremely low and
Corporation                                                            possibly negative.
Managed by         BlackRock        Specialty    High total investment Invests in both equity and debt securities of issuers located
BlackRock          Global                        return                around the world to achieve a combination of capital growth
Advisors,          Allocation                                          and income.
LLC/BlackRock      V.I. Fund
Investment
Management, LLC
and BlackRock
Asset Management
U.K. Limited
COLUMBIA
Managed by Allianz AZL Columbia      Mid Cap     Long-term growth of   Invests at least 80% of net assets in equity securities of
Investment         Mid Cap Value                 capital               companies that have market capitalizations in the range of
Management         Fund                                                the companies in the Russell Midcap[{R}] Value
LLC/Columbia                                                           Index at the time of purchase that the fund's subadviser
Management                                                             believes are undervalued and have the potential for long-term
Advisors, LLC                                                          growth.
                   AZL Columbia     Small Cap    Long-term capital     Invests at least 80% of net assets in equity securities of
                   Small Cap                     appreciation          companies with market capitalizations in the range of the
                   Value Fund                                          companies in the Russell 2000 Value Index[{R}]
                                                                       at the time of purchase that the subadviser believes are
                                                                       undervalued.
                   AZL Columbia     Specialty    Capital Appreciation  At least 80% of its total net assets in common stocks of U.S
                   Technology                                          and foreign technology companies that may benefit from
                   Fund                                                technological improvements, advancements or developments.
--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

                                       18

DAVIS
Managed by Allianz AZL Davis NY    Large Value   Long-term growth of   Invests the majority of assets in equity securities issued by
Investment         Venture Fund                  capital               large companies with market capitalizations of at least
Management                                                             $10 billion.
LLC/Davis Selected
Advisers, L.P.
Managed by Davis   Davis VA         Specialty    Long-term growth of   At least 80% of net assets in securities issued by companies
Advisors           Financial                     capital               principally engaged in the financial services sector.
                   Portfolio
DREYFUS
Managed by Allianz AZL Dreyfus     Large Growth  Long-term growth of   Primarily invests in common stocks of large, well-established
Investment         Equity Growth                 capital and income    and mature companies. Normally invests at least 80% of its
Management         Fund                                                net assets in stocks that are included in a widely recognized
LLC/Founders Asset                                                     index of stock market performance. May invest in non-dividend
Management LLC                                                         paying companies if they offer better prospects for capital appreciation. May invest up to 30% of its total assets in
                                                                       foreign securities.
Managed by Allianz AZL S&P 500     Large Blend   Match total return of Normally invests in all 500 stocks in the S&P
Investment         Index Fund                    the S&P               500[{R}] in proportion to their weighting in the
Management LLC/The                               500[{R}] index.
Dreyfus
Corporation
                   AZL Small Cap    Small Cap    Match performance of  Invests in a representative sample of stocks included in the
                   Stock Index                   the S&P SmallCap 600  S&P SmallCap 600 Index[{R}], and in futures
                   Fund                          Index{R} whose performance is related to the index, rather than attempt to replicate the index.
FIRST TRUST
Managed by Allianz AZL First       Large Blend   Total Return          Invests primarily in common stocks of companies that are
Investment         Trust Target                                        identified by a model based on an allocation of 50% in two
Management         Double Play                                         separate strategies that seek to provide above-average total
LLC/First Trust    Fund                                                return.
Advisors L.P.
FRANKLIN TEMPLETON
Managed by Allianz AZL Franklin     Small Cap    Long-term total       Under normal market conditions, invests at least 80% of its
Investment         Small Cap                     return                net assets in investments of small capitalization companies
Management         Value Fund                                          similar to those that comprise the Russell 2500{trademark}
LLC/Franklin                                                           Index at the time of investment.
Advisory Services,
LLC
Managed by         Franklin High    High-Yield   High current income   Invests primarily to predominantly in debt securities
Franklin Advisers, Income             Bonds      with capital          offering high yield and expected total return.
Inc.               Securities                    appreciation as a
                   Fund                          secondary goal


                   Franklin         Specialty    Maximize income while Normally invests in debt and equity securities, including
                   Income                        maintaining prospects corporate, foreign and U.S. Treasury bonds and stocks with
                   Securities                    for capital           dividend yields the manager believes are attractive.
                   Fund                          appreciation
Administered by    Franklin           Model      Capital appreciation  Invests equal portions in Class 1 shares of the Franklin
Franklin Templeton Templeton VIP    Portfolio    with income as a      Income Securities Fund, Mutual Shares Securities Fund, and
Services, LLC      Founding Funds    (Fund of    secondary goal.       Templeton Growth Securities Fund.
                   Allocation         Funds)
                   Fund
Managed by         Franklin U.S.    Short-Term   Income                At least 80% of its net assets in U.S. government securities
Franklin Advisers, Government         Bonds                            and normally invests primarily in fixed and variable rate
Inc.               Fund                                                mortgage-backed securities.
                   Franklin Zero  Intermediate-  As high an investment Normally invests at least 80% of its net assets in zero
                   Coupon Fund      Term Bonds   return as is          coupon debt securities. The fund will mature in December of
                   2010                          consistent with       2010 and will then no longer be available as an Investment capital preservation  Option under the Contract. For additional information regarding the maturity of the fund, please see the Franklin
                                                                       Zero Coupon Fund prospectus.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

                                       19

Managed by         Mutual Global  International  Capital appreciation  Invests primarily in U.S. and foreign equity securities that
Franklin Mutual    Discovery          Equity                           the manager believes are undervalued. The fund also invests,
Advisers,          Securities                                          to a lesser extent, in risk arbitrage securities and
LLC/Franklin       Fund                                                distressed companies.
Templeton
Investment
Management Limited
Managed by         Mutual Shares   Large Value   Capital appreciation, Invests primarily in U.S. and foreign equity securities that
Franklin Mutual    Securities                    with income as a      the manager believes are undervalued. The fund also invests,
Advisers, LLC      Fund                          secondary goal        to a lesser extent, in risk arbitrage securities and
                                                                       distressed companies.
Managed by         Templeton      Intermediate-  High current income,  Normally invests at least 80% of its net assets in bonds,
Franklin Advisers, Global Bond      Term Bonds   consisent with        which include debt securities of any maturity, such as bonds,
Inc.               Securities                    preservation of       notes, bills and debentures. The fund may invest a portion of
                   Fund                          capital, with capital its total assets in bonds rated below investment grade and a
                                                 appreciation as a     significant portion of its assets in foreign securities.
                                                 secondary
                                                 consideration
Managed by         Templeton      International  Long-term capital     Normally invests primarily in equity securities of companies
Templeton Global   Growth             Equity     growth                located anywhere in the world, including those in the U.S.
Advisors           Securities                                          and in emerging markets.
Limited/Templeton  Fund
Asset Management
Ltd.
FUND OF FUNDS
Managed by Allianz AZL Fusion       A "Fund of   Long-term capital     Allocation among the underlying investments, to achieve a
Investment         Balanced Fund   Funds" Model  appreciation with     range generally from 40% to 60% of assets in equity funds
Management LLC                      Portfolio    preservation of       with the remaining balance invested in fixed income funds.
                                                 capital as an
                                                 important
                                                 consideration
                   AZL Fusion       A "Fund of   Long-term capital     Allocation among the underlying investments, to achieve a
                   Growth Fund     Funds" Model  appreciation          range generally from 70% to 90% of assets in equity funds
                                    Portfolio                          with the remaining balance invested in fixed income funds.
                   AZL Fusion       A "Fund of   Long-term capital     Allocation among the underlying investments, to achieve a
                   Moderate Fund   Funds" Model  appreciation          range generally from 55% to 75% of assets in equity funds
                                    Portfolio                          with the remaining balance invested in fixed income funds.


JENNISON
Managed by Allianz AZL Jennison    Large Blend   Long-term growth of   At least 80% of its total assets in approximately 40 (which
Investment         20/20 Focus                   capital               may range up to 45) equity and equity-related securities of
Management         Fund                                                companies that the subadviser believes have strong capital
LLC/Jennison                                                           appreciation potential.
Associates LLC
J.P. MORGAN
Managed by Allianz AZL JPMorgan    Large Blend   Long-term growth of   Invests at least 80% of its net assets, plus any borrowings
Investment         Large Cap                     capital               for investment purposes, primarily in equity securities of
Management         Equity Fund                                         large- and medium-capitalization U.S. companies.
LLC/J.P. Morgan
Investment
Management, Inc.
                   AZL JPMorgan    Large Blend   High total return     Invests at least 80% of its net assets, plus any borrowings
                   U.S. Equity                                         for investment purposes, primarily in equity securities of
                   Fund                                                large- and medium-capitalization U.S. companies.
NICHOLAS-APPLEGATE
Managed by Allianz AZL NACM       International  Maximum long-term     At least 80% of its net assets in securities of companies in
Investment         International      Equity     capital appreciation  developed countries located outside the U.S., represented in
Management         Fund                                                the Morgan Stanley Capital International Europe Australasia
LLC/Nicholas-                                                          Far East (MSCI EAFE) Index.
Applegate Capital
Management, LLC

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

                                       20



OPPENHEIMER CAPITAL
Managed by Allianz AZL OCC          Small Cap    Capital appreciation  At least 65% of its assets in common stocks of "growth"
Investment         Opportunity                                         companies with market capitalizations of less than $2 billion
Management LLC/    Fund                                                at the time of investment.
Oppenheimer
Capital LLC
Managed by Allianz OpCap Mid Cap     Mid Cap     Long-term capital     Invests at least 80% of its net assets in equity securities
Global Investors   Portfolio                     appreciation          of companies with market capitalizations between $500 million
Fund Management                                                        and $15 billion at the time of purchase that the adviser
LLC                                                                    believes are undervalued in the marketplace.
OPPENHEIMERFUNDS
Managed by Allianz AZL            International  Capital appreciation  Invests mainly in common stocks of mid and large-cap
Investment         Oppenheimer        Equity                           companies in the U.S. and foreign countries, including
Management LLC/    Global Fund                                         countries with developed and emerging markets.
OppenheimerFunds,
Inc.
                   AZL            International  Long-term capital     Common stocks of growth companies that are domiciled outside
                   Oppenheimer        Equity     appreciation          the U.S. or have their primary operations outside the U.S.,
                   International                                       including companies in emerging markets.
                   Growth Fund
PIMCO
Managed by Allianz AZL PIMCO       Large Blend   Exceed the total      Invests substantially all assets in derivative instruments
Investment         Fundamental                   return of the FTSE    based on the Enhanced RAFI{trademark} 1000, backed by a
Management         IndexPLUS                     RAFI{trademark}1000   portfolio of short and intermediate term fixed income
LLC/Pacific        Total Return                  Index                 instruments.
Investment         Fund
Management Company
LLC
Managed by Pacific PIMCO VIT All    Specialty    Maximum real return   Invests in institutional class shares of the underlying PIMCO
Investment         Asset             (Fund of    consistent with       Funds and does not invest directly in stocks or bonds of
Management Company Portfolio          Funds)     preservation of real  other issuers.
LLC                                              capital and prudent
                                                 investment management
                   PIMCO VIT        Specialty    Maximum real return   Invests in commodity linked derivative instruments backed by
                   CommodityReal                 consistent with       a portfolio of inflation-indexed securities and other fixed
                   Return[TM]                    prudent investment    income securities.
                   Strategy                      management
                   Portfolio
                   PIMCO VIT      Intermediate-  Maximum total return, At least 80% of its assets in fixed income instruments of
                   Emerging         Term Bonds   consistent with       issuers that economically are tied to countries with emerging
                   Markets Bond                  preservation of       securities markets.
                   Portfolio                     capital and prudent
                                                 investment management


                   PIMCO VIT      Intermediate-  Maximum total return, At least 80% of its assets in fixed income instruments of
                   Global Bond      Term Bonds   consistent with       issuers in at least three countries (one of which may be the
                   Portfolio                     preservation of       U.S.), which may be represented by futures contracts. May
                   (Unhedged)                    capital and prudent   invest, without limitation, in securities of issuers in
                                                 investment management emerging market countries.
                   PIMCO VIT High   High-Yield   Maximum total return, At least 80% of assets in a diversified portfolio of high-
                   Yield              Bonds      consistent with       yield securities ("junk bonds") rated below investment grade,
                   Portfolio                     preservation of       but at least Caa by Moody's or equivalently rated by S&P or
                                                 capital and prudent   Fitch. May invest up to 20% of total asets in securities
                                                 investment management denominated in foreign currencies.
                   PIMCO VIT Real Intermediate-  Maximum real return,  At least 80% of its net assets in inflation-indexed bonds of
                   Return           Term Bonds   consistent with       varying maturities issued by the U.S. and non-U.S.
                   Portfolio                     preservation of real  governments, their agencies or instrumentalities and
                                                 capital and prudent   corporations.
                                                 investment management

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

                                       21

                   PIMCO VIT      Intermediate-  Maximum total return, At least 65% of total assets in a diversified portfolio of
                   Total Return     Term Bonds   consistent with       fixed income instruments of varying maturities, which may be
                   Portfolio                     preservation of       represented by forwards or derivatives such as options,
                                                 capital and prudent   futures contracts, or swap agreements.
                                                 investment management
SCHRODER
Managed by Allianz AZL Schroder     Specialty    Capital appreciation  Invests at least 80% of its net assets in equity securities
Investment         Emerging                                            of companies that the subadviser believes to be "emerging
Management         Markets Equity                                      market" issuers. May invest remainder of assets in securities
LLC/Schroder       Fund                                                of issuers located anywhere in the world.
Investment
Management North
America Inc.
                   AZL Schroder   International  Long-term capital     At least 80% of net assets in equity securities of small
                   International      Equity     appreciation          capitalization companies located outside the U.S. (generally
                   Small Cap Fund                                      with market capitalizations of $3.5 billion or less at the time of investment) that it believes offer the potential for capital appreciation.
TARGETPLUS PORTFOLIOS
Managed by Allianz AZL TargetPLUS     Model      Long-term capital     Invests primarily in a diversified portfolio of equity and
Investment         Balanced Fund    Portfolio    appreciation with     fixed income securities with 40% to 60% allocated to the
Management                                       preservation of       equity portfolio and the balance allocated to the fixed
LLC/First Trust                                  capital as an         income portfolio. May invest a significant portion of its
Advisors L.P. and                                important             total assets in securities of non-U.S. companies.
Pacific Investment                               consideration
Management Company
LLC
Managed by Allianz AZL TargetPLUS     Model      Total return          Invests at least 80% of net assets in common stocks of
Investment         Equity Fund      Portfolio                          companies that are identified by a model based on an
Management                                                             allocation of 20% of fund assets in each of five separate
LLC/First Trust                                                        strategies.
Advisors L.P.
Managed by Allianz AZL TargetPLUS     Model      Long-term capital     Invests primarily in a diversified portfolio of equity and
Investment         Growth Fund      Portfolio    appreciation          fixed income securities with 70% to 90% allocated to the
Management                                                             equity portfolio and the balance allocated to the fixed
LLC/First Trust                                                        income portfolio. May invest a significant portion of its
Advisors L.P. and                                                      total assets in securities of non-U.S. companies.
Pacific Investment
Management Company
LLC
                   AZL TargetPLUS     Model      Long-term capital     Invests primarily in a diversified portfolio of equity and
                   Moderate Fund    Portfolio    appreciation          fixed income securities with 55% to 75% allocated to the
                                                                       equity portfolio and the balance allocated to the fixed
                                                                       income portfolio. May invest a significant portion of its
                                                                       total assets in securities of non-U.S. companies.
TURNER
Managed by Allianz AZL Turner       Small Cap    Long-term growth of   At least 80% of its net assets in common stocks and other
Investment         Quantitative                  capital               equity securities of U.S. companies with small market
Management         Small Cap                                           capitalizations that the subadviser believes, based on a
LLC/Turner         Growth Fund                                         quantitative model, have strong earnings growth potential.
Investment                                                             Small capitalization companies are defined as companies with
Partners, Inc.                                                         market capitalizations, at the time of purchase, in the range of companies included in the Russell[ ]2000[{R}]
                                                                       Growth Index.
--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

                                       22

VAN KAMPEN
Managed by Allianz AZL Van Kampen  Large Value   Capital growth and    Invests at least 80% of net assets in common stocks with the
Investment         Comstock Fund                 income                potential for capital growth and income. May invest  up to
Management LLC/Van                                                     25% of total assets in foreign securities.
Kampen Asset
Management
                   AZL Van Kampen   Specialty    Highest possible      Invests at least 65% of its total assets in income-producing
                   Equity and                    income consistent     equity securities and also invests in investment grade
                   Income Fund                   with safety of        quality debt securities. May invest up to 25% ot total assets principal with long-  in foreign securities, including emerging market securities.
                                                 term growth of
                                                 capital as an
                                                 important secondary
                                                 objective
                   AZL Van Kampen International  Long term capital     Invests primarily in a portfolio of equity securities of
                   Global             Equity     appreciation          issuers located throughout the world that it believes have,
                   Franchise Fund                                      among other things, resilient business franchises and growth potential. Normally invests at least 65% of total assets in securities of issuers from at least three different
                                                                       countries, which may include the U.S.
                   AZL Van Kampen   Specialty    Income and capital    Invests at least 80% of assets in equity securities of
                   Global Real                   appreciation          companies in the real estate industry located throughout the
                   Estate Fund                                         world, including real estate investment trusts and real
                                                                       estate operating companies established outside the U.S.
                   AZL Van Kampen  Large Value   Income and long-term  Invests at least 65% of total assets in income-producing
                   Growth and                    growth of capital     equity securities, including common stocks and convertible
                   Income Fund                                         securities; also in non-convertible preferred stocks and debt securities rated "investment grade." May invest  up to 25% of total assets in foreign securities, including emerging market securities.
                   AZL Van Kampen    Mid Cap     Capital growth        At least 80% of net assets in common stocks and other equity
                   Mid Cap Growth                                      securities of mid capitalization growth companies.
                   Fund

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------
to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments and/or Contract Value, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC.

TRANSFERS
You can make transfers among the Investment Options, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 6, Expenses - Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer.
o The minimum amount that you can transfer is $1,000 or the entire amount in the Investment Option, if less. We waive this requirement if the transfer is made under the dollar cost averaging or flexible rebalancing programs.
o We may choose not to allow you to make transfers during the free look/right-to-examine period.
o Your request for a transfer must clearly state:
  -  which Investment Options are involved in the transfer; and
  -  how much you wish to transfer.
o After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the "Excessive Trading and Market Timing" discussion in this section.
o Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.
o Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments.

When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in good order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.

The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner or his or her designee requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

TELEPHONE AND OTHER ELECTRONIC TRANSFERS
You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING
We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
o Dilution of the interests of long-term investors in an Investment
  Option, if market timers or others transfer into the Investment Option at prices that are below their true value or transfer out of the Investment Option at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Option to maintain a higher level of cash than would otherwise be the case, or causing the Investment Option to liquidate investments prematurely.
o Increased brokerage and administrative expenses.


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

In order to attempt to protect our Owners and the Investment Options from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).
o Requiring a minimum time period between each transfer into or out of a particular Investment Option. Our current policy, which is subject to change without notice, prohibits "round trips" with Investment Options, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days. Round trips are transfers into and back out of a particular Investment Option, or transfers out of and back into a particular Investment Option.
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Option at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o Prohibiting transfers into specific Investment Options.
o Imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole discretion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Option's shares are subject to acceptance by that Investment Option. We reserve the right to reject, without prior notice, any transfer request into an Investment Option or allocation of a Purchase Payment to an Investment Option if the order to purchase the Investment Option's shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or allocations of Purchase Payments to that Investment Option. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.

DOLLAR COST AVERAGING (DCA) PROGRAM
The DCA program allows you to systematically transfer a set amount of money each month from the DCA Money Market Account to your selected Investment Options according to your allocation instructions. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

The DCA program is only available for a period of either six or 12 months. You can choose to participate in the DCA program at any time during the Accumulation Phase and you can participate in the program more than once. You can elect either the six or 12 month program by properly completing the DCA form provided by us, and we will process your participation request after it is received in good order at our Service Center.

If you choose to participate in the DCA program at Contract issue we will apply 100% of your initial Purchase Payment to the DCA Money Market Account. If you choose to participate in the DCA program after the Issue Date you must allocate at least $1,500 of your Contract Value to the DCA Money Market Account. Each month while the program is in effect we will transfer money from the DCA Money Market Account to your selected Investment Options according to your allocation instructions. We will invest amounts that you allocate to the DCA Money Market Account in the AZL Money Market Fund. The DCA Money Market Account is subject to the same risks, fees and charges of the AZL Money Market Fund and will earn the same returns. Information on the AZL Money Market Fund can be found in section 4, Investment Options; Appendix A - Annual Operating Expenses for Each Investment Option; and in the AZL Money Market Fund prospectus that you can obtain from your registered representative or us by calling the toll free number at the back of this prospectus.

All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. If we do not process your program participation request before the first day of the month, then the first DCA transfer will not occur until the tenth day of the next month. The amount that we will transfer each month is equal to the amount in the DCA Money Market Account, divided by the number of remaining transfers to be made during the program period.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

Your participation in the program will end when any of the following occurs:
o the DCA program period (which is either six or 12 months) ends;
o you request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month); and
o your Contract terminates.

If you choose to terminate your participation in the DCA program, on the Business Day your DCA program ends we will allocate any money remaining in the DCA Money Market Account to your selected Investment Options according to your allocation instructions.

If you participate in the DCA program, there are no fees for the transfers made under this program, we do not currently count these transfers against the free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING
You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions. However, we do reserve the right to request and review prior transaction history of any adviser prior to granting your request to allow the adviser to act on your behalf. If, in our sole discretion, we believe the adviser's trading history indicates a pattern of excessive trading, we reserve the right to deny that adviser trading authority. If an adviser is granted trading authority, that adviser is subject to the same limitations applicable to Owners as stated above.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to obtain your voting instructions, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.

5. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. It is possible for assets invested in our general account to lose value. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

We do not currently offer any investment choices under our general account during the Accumulation Phase. Any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account.

6. EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

MORTALITY AND EXPENSE RISK (M&E) CHARGES
Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charges. We do this as part of our calculation of the value of the Accumulation and Annuity Units. The M&E charge is an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option.

Some or all of the optional benefits may not be available to you; check with your registered representative.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

                                                         M&E CHARGE


                                             ACCUMULATION PHASE ANNUITY PHASE*
 BASE CONTRACT                                     1.40%            1.40%
 ADDITIONAL M&E CHARGE FOR OPTIONAL BENEFITS
  QUARTERLY VALUE DEATH BENEFIT                    0.30%              NA
  BONUS OPTION                                     0.50%            0.50%
  SHORT WITHDRAWAL CHARGE OPTION                   0.25%              NA

* We assess an M&E charge during the Annuity Phase on any Contract Value you apply to variable Annuity Payments; there is no M&E charge during the Annuity Phase on any Contract Value you apply to fixed Annuity Payments.

Because the Contract allows Partial Annuitization, it is possible for one portion of the Contract to be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you take a variable Partial Annuitization.

These charges compensate us for all the insurance benefits provided by your Contract, for example:
o our contractual obligation to make Annuity Payments,
o the death, income, and withdrawal benefits under the Contract,
o certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

CONTRACT MAINTENANCE CHARGE
We deduct $30 from the Contract annually as a contract maintenance charge during the Accumulation Phase. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Options as set out in your Contract. This charge cannot be increased.

We will not deduct this charge if the Contract Value is at least $100,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total Contract Value of all Contracts registered under the same social security number is at least $100,000, we will not assess the contract maintenance charge. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge. We do not assess this charge against amounts paid out as death benefits or during the Annuity Phase.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

WITHDRAWAL CHARGE
The Base Contract provides a seven-year withdrawal charge schedule. If you select the Bonus Option or Short Withdrawal Charge Option you will have a different withdrawal charge schedule. THE BONUS OPTION AND THE SHORT WITHDRAWAL CHARGE OPTION EACH CARRY AN ADDITIONAL M&E CHARGE. ONCE YOU SELECT ONE OF THESE OPTIONAL BENEFITS, YOU CANNOT CANCEL IT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY OF THE OPTIONAL BENEFITS AND BE SURE TO DISCUSS WHETHER THE BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within the withdrawal charge period. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay the contract maintenance charge, Annuity Payments, death benefits, withdrawals taken under the waiver of withdrawal charge benefit, or amounts paid as part of a required minimum distribution payment under our minimum distribution program. (For more information, see section 8, Access to Your Money - Waiver of Withdrawal Charge Benefit and The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.)


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any withdrawals from the Contract (including any withdrawal charges). Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value you annuitize. We do not reduce the Withdrawal Charge Basis for the deduction of the contract maintenance charge. We do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. THIS MEANS THAT ON A FULL WITHDRAWAL, IF THE CONTRACT VALUE HAS DECLINED DUE TO POOR PERFORMANCE OF YOUR SELECTED INVESTMENT OPTIONS, THE WITHDRAWAL CHARGE MAY BE GREATER THAN THE AMOUNT AVAILABLE FOR WITHDRAWAL. BECAUSE WE ASSESS THE WITHDRAWAL CHARGE AGAINST THE WITHDRAWAL CHARGE BASIS, IN SOME INSTANCES, THE CONTRACT VALUE MAY BE POSITIVE, BUT YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information please see the examples in Appendix D.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1.First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, if you have a Base Contract, Purchase Payments that we have had for seven or more complete years). We do not assess a withdrawal charge on these Purchase Payments.
2.Then, we withdraw any Purchase Payments that are under the free withdrawal privilege and we do not assess a withdrawal charge. For more information, see section 8, Access to Your Money - Free Withdrawal Privilege.
3.Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
4.Finally, we withdraw any Contract earnings. Bonuses (if applicable) and any earnings thereon are treated as earnings under the Contract for purposes of the withdrawal charge. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.


                                                                                     WITHDRAWAL CHARGE AMOUNT
   NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE        BASE CONTRACT     CONTRACT WITH         CONTRACT WITH THE
                            PAYMENT                                   CHARGE              THE           SHORT WITHDRAWAL CHARGE
                                                                                      BONUS OPTION              OPTION
                               0                                       8.5%               8.5%                   8.5%
                               1                                       8.5%               8.5%                   7.5%
                               2                                       7.5%               8.5%                   5.5%
                               3                                       6.5%                8%                     3%
                               4                                        5%                 7%                     0%
                               5                                        4%                 6%                     0%
                               6                                        3%                 5%                     0%
                               7                                        0%                 4%                     0%
                               8                                        0%                 3%                     0%
                        9 years or more                                 0%                 0%                     0%

There is no charge under the following circumstances:
o for the Base Contract, when you withdraw a Purchase Payment that we have had for seven complete years,
o for a Contract with the Bonus Option, when you withdraw a Purchase Payment that we have had for nine complete years, or
o for a Contract with the Short Withdrawal Charge Option, when you withdraw Purchase Payments we have had for four complete years.


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

For a full withdrawal that is subject to a withdrawal charge, we will deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For a partial withdrawal that is subject to a withdrawal charge, the amount we deduct from your Contract will be the amount you request, plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge from the remaining Contract Value and we deduct it proportionately from the Investment Options.

EXAMPLE: You purchase a Base Contract with an initial Purchase Payment of $30,000 and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contact Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.

1)PURCHASE PAYMENTS THAT ARE BEYOND THE WITHDRAWAL CHARGE PERIOD. All payments are still within the withdrawal charge period so this does not apply.
2)AMOUNTS AVAILABLE UNDER THE FREE WITHDRAWAL PRIVILEGE. You have not taken any other withdrawals this year so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge.
3)PURCHASE PAYMENTS ON A FIFO BASIS. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to a 7.5% withdrawal charge, and we pay you $27,750. We determine this amount as follows:

  (AMOUNT WITHDRAWN) X (1 - WITHDRAWAL CHARGE) = THE AMOUNT YOU RECEIVE, OR:
   $30,000 x 0.925 = $27,750.

  Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $39,750 ($12,000 under the partial withdrawal privilege and $27,750 from the first Purchase Payment), so we would need to deduct $12,250 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and the withdrawal charge you pay on this amount as follows:

  (THE AMOUNT YOU RECEIVE) {divide} (1 - WITHDRAWAL CHARGE) = AMOUNT WITHDRAWN,
  OR:

$12,250 {divide} 0.915 = $13,388


4)CONTRACT EARNINGS. As we have already withdrawn your requested amount, this does not apply.

In total we withdrew $55,388 from your Contract, of which you received $52,000 and paid total withdrawal charges of $3,388.

NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life of New York or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life of New York to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

TRANSFER FEE
You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We will deduct the transfer fee from the Investment Option from which the transfer is made. If you transfer the entire amount in the Investment Option, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Options, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the Investment Options if you transfer less than the entire amount that is in the Investment Option. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow. Transfer instructions apply equally to all accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract. We count transfers at the Contract level, and not by the number of portions in the Contract. For example, if you take a Partial Annuitization and your Contract is in both the Accumulation and Annuity Phases and you request a transfer, we count that as one transfer even though we will make the transfer in both portions of the Contract.

PREMIUM TAXES
State and other governmental premium taxes are not currently assessed in the state of New York. However, we reserve the right to make a deduction from your Contract Value to reimburse ourselves for premium taxes if the State of New York enacts legislation requiring us to pay premium taxes or if the Owner lives in a state where premium tax is applicable. Where premium taxes apply, it is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay although we reserve the right to make such a deduction in the future. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.

7. TAXES
NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 3, The Annuity Phase - Partial Annuitization.

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

We may issue the following types of Qualified Contracts.
o Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities
  (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. The Internal Revenue Service (IRS) has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit comports with IRA requirements. Consult your tax adviser before purchasing a Contract with a Bonus Option.
o Simplified Employee Pension (SEP) IRA. Employers may establish
  Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
o Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.
o TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. As a result of changes to the regulations regarding 403(b)/TSA contracts which requires information sharing agreements between the financial organization or insurance company and employers sponsoring 403(b)/TSA plans, these plans are no longer offered with this Contract. However, that may change in the future.
o Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA contracts are not currently available under this Contract. However, that may change in the future.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

MULTIPLE CONTRACTS
Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations) or as Annuity Payments under a Full Annuitization.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Amounts received as a result of a Partial Annuitization are treated as partial withdrawals. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)paid on or after you reach age 59 1/2;
2)paid after you die;
3)paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)paid as annuity payments under an immediate annuity; or
6)that come from Purchase Payments made before August 14, 1982.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.

DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:
1)distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2)distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
4)distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)distributions made on account of an IRS levy upon the Qualified Contract;
6)distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
7)distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8)distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9)distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
10)a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals,

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------
the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

NOTE: The Worker, Retiree, and Employer Recovery Act of 2008 does not require minimum distributions for 2009 from a qualified retirement plan or IRA for a participant or beneficiary. This relief applies to funds held in deferred annuity contracts, but the relief does not apply to contracts that have been annuitized.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incidental to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

"Eligible rollover distributions" from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners' country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

8. ACCESS TO YOUR MONEY
The money in the Contract is available under the following circumstances:
o by taking a withdrawal;
o by receiving Annuity Payments; or
o when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

When you take a full withdrawal, we will process the withdrawal on the Business Day we receive the request in good order at our Service Center:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,
o less any applicable withdrawal charge, and
o less any contract maintenance charge.

See the Fee Tables and section 6, Expenses for a discussion of the charges.

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.* WE RESERVE THE RIGHT TO TREAT A REQUEST FOR A PARTIAL WITHDRAWAL THAT WOULD REDUCE THE CONTRACT VALUE BELOW THIS MINIMUM AS A REQUEST FOR A FULL WITHDRAWAL OF THE CONTRACT. We will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Options. However, for partial withdrawals, you may instead provide us with instructions regarding the deduction of your Contract Value from your selected Investment Options.

* These limitations do not apply to systematic withdrawals or required minimum distributions.

We will pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in good order, unless the suspension of payments or transfers provision is in effect (see the "Suspension of Payments or Transfers" discussion later in this section).

Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Any previous withdrawals from the Contract, including any previous withdrawal charges, will reduce the Withdrawal Charge Basis. However, when you request a withdrawal, we calculate the withdrawal charge based on the current Withdrawal Charge Basis (Purchase Payments less previous withdrawals and withdrawal charges) and we do not adjust the Withdrawal Charge Basis for any current withdrawal charges or any gains or losses on your Investment Options. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES AND YOU HAVE HAD LOSSES IN YOUR INVESTMENT OPTIONS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. IN SOME INSTANCES, YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see section 6, Expenses - Withdrawal Charge and the examples in Appendix D.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE.

FREE WITHDRAWAL PRIVILEGE
The free withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken under the free withdrawal privilege or as RMD payments in that same Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the free withdrawal privilege. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. THERE IS NO FREE WITHDRAWAL PRIVILEGE DURING THE ANNUITY PHASE.

If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they will not reduce your partial withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge. If you take a full withdrawal, the free withdrawal privilege will apply and you will receive any remaining free withdrawal privilege for that Contract Year without charge. All withdrawals (including withdrawal charges), will reduce the Withdrawal Charge Basis.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussion later in this section.

WAIVER OF WITHDRAWAL CHARGE BENEFIT
Under certain circumstances, after the first Contract Year, we will permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary. The waiver will not apply if any Owner was confined to a nursing home on the Issue Date. If the Contract is owned by a non-individual, this benefit is available if the Annuitant becomes so confined for the required period. We require proof of confinement in a form satisfactory to us before we will waive the withdrawal charge. Amounts withdrawn under this benefit will reduce the Withdrawal Charge Basis.

SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the free withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your free withdrawal privilege amount for that Contract Year. With the exception of payments under the minimum distribution program, any withdrawals in a Contract Year (including systematic withdrawals) that exceed the free withdrawal privilege, will be subject to any applicable withdrawal charge. For more information, see section 6, Expenses - Withdrawal Charge and the "Free Withdrawal Privilege" discussion that appears earlier in this section.

All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating this program.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME.

THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS
If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, we will only make annual payments if your Contract Value is less than $25,000. RMD payments from this Contract will not be subject to a withdrawal charge, but they will reduce the Withdrawal Charge Basis and they will count against your free withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract will be subject to any applicable withdrawal charge. If you take any additional withdrawals while you are receiving RMD payments, and the annual total withdrawn exceeds the free withdrawal privilege, the amount of that excess that is attributable to the additional withdrawals will be subject to any applicable withdrawal charge.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THESE BENEFITS.

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone transfers or payments for withdrawals* for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the SEC, by order, so permits for the protection of Owners.

* Including Lifetime Plus Payments and/or Cumulative Withdrawals under one of the previously available Lifetime Benefits.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

9. ILLUSTRATIONS
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.

10.DEATH BENEFIT
The death benefit provided by the Base Contract is the Traditional Death Benefit. If available, you may be able to instead select the Quarterly Value Death Benefit at Contract issue. DEATH BENEFITS ARE ONLY AVAILABLE DURING THE ACCUMULATION PHASE OF THE CONTRACT. For more information on the Quarterly Value Death Benefit, please see section 11, Optional Benefits - Quarterly Value Death Benefit. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.

We will process the death benefit based on the Accumulation Unit values next determined after receipt in good order at our Service Center of both due proof of death and an election of the death benefit payment option. WE CONSIDER DUE PROOF OF DEATH TO BE ANY OF THE FOLLOWING: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.

TRADITIONAL DEATH BENEFIT
Under the Traditional Death Benefit, the amount of the death benefit will be the greater of 1 or 2.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Traditional Death Benefit value, which is the total of all Purchase
  Payments, reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization and/or withdrawal taken. Withdrawals do not include amounts withdrawn for the contract maintenance charge.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE INCLUDED IN THE CALCULATION OF THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON CONTRACT VALUE, BUT WE DO NOT INCLUDE THE BONUS IN THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON PURCHASE PAYMENTS.

ANY AMOUNTS WITHDRAWN OR ANNUITIZED MAY REDUCE THE TRADITIONAL DEATH BENEFIT VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Traditional Death Benefit value, we will deduct more than the amount withdrawn and/or annuitized from the Traditional Death Benefit value.

EXAMPLE
o You purchase a Base Contract with an initial Purchase Payment of $100,000. You make no additional Purchase Payments.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $130,000
2)The Traditional Death Benefit value:
  Total Purchase Payments received..................................$100,000
     Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =...........- 12,500
       ............................................................$  87,500
Therefore, the death benefit that would be paid out on the tenth Contract Anniversary is the $130,000 Contract Value.

THE TRADITIONAL DEATH BENEFIT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o The Business Day that the Traditional Death Benefit value and Contract
  Value are both zero.
o Contract termination.

DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT, UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE AN IMPORTANT IMPACT ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

                         UPON THE DEATH OF A SOLE OWNER
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o We will pay a death benefit to the Beneficiary.* For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.


      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The Beneficiary becomes the Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase - Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

* If the Beneficiary is the spouse of the deceased Owner, the spouse who is also the Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

                        UPON THE DEATH OF A JOINT OWNER
      (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS) ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries. However, for tax reasons, we do not allow non-spousal Joint Owners to appoint contingent Beneficiaries.
o We will pay a death benefit to the surviving Joint Owner.* For a description of the payout options available, see the "Death Benefit Payment Options" discussion later in this section.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The surviving Joint Owner becomes the sole Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase - Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

* If the surviving Joint Owner is the spouse of the deceased Owner, the spouse who is also the surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

   UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o If the Contract is owned by a non-individual (for example, a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary* a death benefit and a new Annuitant cannot be named.
o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval.
o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary* a death benefit.
o If the deceased Annuitant was a Joint Owner and there is a surviving
  Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. However, for tax reasons, we do not allow non-spousal Joint Owners to appoint contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.**
o For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase - Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.

* If the Beneficiary is the spouse of the deceased Owner, the spouse who is also the Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.
**If the surviving Joint Owner is the spouse of the deceased Owner, the spouse who is also the surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION AND WE DO
                                   NOT ALLOW
 JOINT ANNUITANTS DURING THE ACCUMULATION PHASE, SO THIS CAN ONLY OCCUR UNDER A
                              FULL ANNUITIZATION)
o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity
  Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 3, The Annuity Phase - Annuity Options.
o No death benefit is payable.
o If the deceased was a sole Owner, the Beneficiary will become the Owner.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If the surviving spouse continues the Contract, he or she may exercise all of the Owner's rights under this Contract, including naming a new Beneficiary or Beneficiaries. If the surviving spouse continues the Contract, any optional benefits will also continue. If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms. We will pay interest as required by the state from the date of death when there is a delay in the payment of the death benefit.

OPTION A: Lump sum payment of the death benefit.

OPTION B: Payment of the entire death benefit within five years of the date of any Owner's death.

OPTION C: If the Beneficiary is an individual, payment of the death benefit as an Annuity Payment under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death.

Any portion of the death benefit not applied to Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.

11. OPTIONAL BENEFITS

QUARTERLY VALUE DEATH BENEFIT
The Quarterly Value Death Benefit is designed for Owners who want the ability to lock in market gains to provide an increased death benefit for Beneficiaries. It provides a death benefit during the Accumulation Phase based on the greater of the Purchase Payments received on the Issue Date, or the highest Contract Value that occurred on any Quarterly Anniversary before age 91, adjusted for subsequent additional Purchase Payments, partial withdrawals and Partial Annuitizations. The Quarterly Value Death Benefit is only available at issue and it carries an additional M&E charge. We calculate the additional M&E charge as discussed in section 6, Expenses - Mortality and Expense Risk (M&E) Charges. The Quarterly Value Death Benefit is available with all other optional benefits.

THE DEATH BENEFIT PROVIDED BY THE QUARTERLY VALUE DEATH BENEFIT WILL NEVER BE LESS THAN THE TRADITIONAL DEATH BENEFIT THAT IS AVAILABLE UNDER THE BASE CONTRACT, BUT THEY MAY BE EQUAL. ONCE YOU SELECT THE QUARTERLY VALUE DEATH BENEFIT YOU CANNOT CANCEL IT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY OF THE QUARTERLY VALUE DEATH BENEFIT AND BE SURE TO DISCUSS WHETHER THIS BENEFIT IS APPROPRIATE FOR YOUR SITUATION. PLEASE REFER TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE QUARTERLY VALUE DEATH BENEFIT.

Under the Quarterly Value Death Benefit the amount of the death benefit will be the greater of 1 or 2.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death* and an election of the death benefit payment option.
2.The Quarterly Anniversary Value. We determine the Quarterly Anniversary Value as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death* and an election of the death benefit payment option. For more details and examples of how we calculate the Quarterly Anniversary Value, please see Appendix C.

* Please see section 10, Death Benefit for details on what we consider to be due proof of death.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE INCLUDED IN THE CALCULATION OF THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON CONTRACT VALUE. WE DO NOT INCLUDE THE BONUS IN THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON PURCHASE PAYMENTS.

THE QUARTERLY VALUE DEATH BENEFIT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.
o Contract termination.

BONUS OPTION
The Bonus Option is designed for Owners who believe that the return on the investment of the bonus in the Investment Options will at least offset the additional costs associated with the Bonus Option. This option provides a 6% bonus on each Purchase Payment we receive before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual). After a withdrawal of Purchase Payments, a bonus is only applicable to additional Purchase Payment amounts in excess of all previous Purchase Payments withdrawn. The Bonus Option is only available at issue and it carries an additional M&E charge and a higher and longer withdrawal charge schedule. We calculate the additional M&E charge as discussed in section 6, Expenses - Mortality and Expense Risk (M&E) Charges. ONCE YOU SELECT THE BONUS OPTION, YOU CANNOT CANCEL IT.

THE BONUS MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE BONUS OPTION. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY OF THE BONUS OPTION AND BE SURE TO DISCUSS WHETHER THIS BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit comports with IRA requirements. Consult your tax adviser before purchasing a Contract with a Bonus Option.

We will credit the bonus to your Contract subject to the following terms.
1)We treat all bonus amounts and any gains or losses attributable to such amounts as earnings under the Contract and are treated as such for purposes of the withdrawal charge as well as for tax purposes.
2)All gains and losses attributable to the bonus are part of your Contract
  Value.

3)If the Contract is owned by a non-individual, then we use the age of the Annuitant to determine whether a bonus applies.

The bonus is not included in any of the guaranteed benefits that are based on Purchase Payments, but it is included in the guaranteed benefits that are based on Contract Value. We pay all bonus amounts from the general account assets of Allianz Life of New York.

Your Contract incurs expenses on the total Contract Value, which includes the bonus. If you cancel your Contract during the free look/right-to-examine period, you will forfeit your bonus. It is possible upon withdrawal, particularly in a declining market and since charges will have been assessed against the Contract Value (which includes the bonus), that you will receive less money back than you would have if you had not received the bonus or had not selected the Bonus Option. We expect to profit from certain charges assessed under the Contract (for example, the withdrawal charge and the M&E charge) associated with the Bonus Option.

SHORT WITHDRAWAL CHARGE OPTION
The Short Withdrawal Charge Option is designed for Owners who are concerned with short-term liquidity. This option shortens the withdrawal charge period for your Contract from seven years to four years (for more information, see section 6, Expenses - Withdrawal Charge). The Short Withdrawal Charge Option is only available at issue, it only applies during the Accumulation Phase of the Contract and it carries an additional M&E charge. We calculate the additional M&E charge as discussed in section 6, Expenses - Mortality and Expense Risk (M&E) Charges. ONCE YOU SELECT THE SHORT WITHDRAWAL CHARGE OPTION, YOU CANNOT CANCEL IT. THE SHORT WITHDRAWAL CHARGE OPTION IS NOT AVAILABLE IF YOU SELECT THE BONUS OPTION.

BECAUSE THE SHORT WITHDRAWAL CHARGE OPTION CARRIES AN ADDITIONAL CHARGE, IT MAY NOT BE APPROPRIATE IF YOU DO NOT INTEND TO TAKE A WITHDRAWAL DURING THE FIFTH THROUGH SEVENTH COMPLETE YEARS FOLLOWING OUR RECEIPT OF YOUR PURCHASE PAYMENT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING THE AVAILABILITY OF THE SHORT WITHDRAWAL CHARGE OPTION AND BE SURE TO DISCUSS WHETHER THIS OPTION IS APPROPRIATE FOR YOUR SITUATION.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

12.OTHER INFORMATION
ALLIANZ LIFE OF NEW YORK
Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York on September 21, 1982. Our address is One Chase Manhattan Plaza, 37[th] Floor, New York, NY 10005-1423. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in six states, including New York and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life of NY Variable Account C (the Separate Account, formerly Preferred Life Variable Account C), as a separate account under New York insurance law on February 26, 1988. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life of New York. The obligations under the Contracts are obligations of Allianz Life of New York.

DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their registered representatives and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o marketing services and increased access to registered representatives;
o sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o the cost of client meetings and presentations; and
o other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o the broker/dealer firm's registered representative and customer profiles; and
o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:
o issuance and maintenance of the Contracts,
o maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o routine customer service including:
  -  responding to Owner correspondence and inquiries,
  -  processing of Contract changes,
  -  processing withdrawal requests (both partial and total) and
  -  processing annuitization requests.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.

FINANCIAL STATEMENTS
The financial statements of Allianz Life of New York and the financial statements of the Separate Account have been included in the Statement of Additional Information.


13.GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.

5% ANNUAL INCREASE - an amount used to determine the Benefit Base under the previously available Lifetime Plus Benefit.

8% ANNUAL INCREASE - an amount used to determine the Benefit Base under the previously available Lifetime Plus 8 Benefit.

ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

BASE CONTRACT - the Contract corresponding to this prospectus that does not include any optional benefits.

BENEFICIARY - unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.

BENEFIT ANNIVERSARY - a 12-month anniversary of the Benefit Date under the previously available Lifetime Benefits. If the Benefit Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

BENEFIT BASE - the amount we use to calculate the initial annual maximum Lifetime Plus Payment under the previously available Lifetime Benefits.

BENEFIT DATE - the date you begin receiving Lifetime Plus Payments under the previously available Lifetime Benefits. This date must be the 1st or 15th of a calendar month.

BENEFIT YEAR - any period of 12 months commencing with the Benefit Date and each Benefit Anniversary thereafter.

BONUS OPTION - an optional benefit that may be available under this Contract for selection at issue. If you select the Bonus Option, you will receive a 6% bonus on Purchase Payments we receive before the older Owner's 81st birthday. The Bonus Option carries an additional M&E charge and a higher and longer withdrawal charge schedule. The bonus amounts are included in the calculation of the portions of any guaranteed benefits that is based on Contract Value, but we do not include the bonus in the portion of any guaranteed benefits that is based on Purchase Payments.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life of New York is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract. If the Contract Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Options. It does not include amounts applied to Annuity Payments.

CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.

COVERED PERSON(S) - the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments under the previously available Lifetime Benefits.

CUMULATIVE WITHDRAWAL - if you take a withdrawal while you are receiving Lifetime Plus Payments, the portion of the withdrawal that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal. Cumulative Withdrawals are not subject to a withdrawal charge, but they will reduce your Contract Value and Withdrawal Charge Basis on a dollar for dollar basis.

CUMULATIVE WITHDRAWAL BENEFIT - a benefit under the previously available Lifetime Benefits that allows you to control the amount of Lifetime Plus Payments you receive.

CUMULATIVE WITHDRAWAL VALUE - under the previously available Lifetime Benefits, if you take less than the maximum Lifetime Plus Payment that you are entitled to, we add the difference between the maximum and actual Lifetime Plus Payment to the Cumulative Withdrawal Value. The Cumulative Withdrawal Value is not payable to your Beneficiary upon death.

EXCESS WITHDRAWAL - for Contracts with one of the previously available Lifetime Benefits, this is any portion of a withdrawal you take while you are receiving Lifetime Plus Payments that is greater than your Cumulative Withdrawal Value.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. Upon Full Annuitization you will no longer have a Contract Value. In addition, the death benefit will terminate and any periodic withdrawal or income payments other than Annuity Payments will stop.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.

INCREASE PERIOD - under the previously available Lifetime Plus 8 Benefit, this is the period during which we increase the 8% Annual Increase at a simple interest rate of 2% on each Quarterly Anniversary. The Increase Period starts on the first Quarterly Anniversary after the Increase Start Date and ends on the earlier of the Contract Anniversary that occurs 20 years after the Increase Start Date, or the Benefit Date.

INCREASE START DATE - under the previously available Lifetime Plus 8 Benefit, this is the Contract Anniversary that occurs on or immediately after the sole Covered Person's 60th birthday, or the younger joint Covered Person's 65th birthday. However, if on the Issue Date the sole Covered Person is age 60 or older, or the younger joint Covered Person is age 65 or older, the Increase Start Date will be the Issue Date.

INVESTMENT OPTIONS - the variable Investment Options available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.

LIFETIME PLUS BENEFIT - an optional benefit that is no longer available. The Lifetime Plus Benefit was intended to provide a payment stream in the form of partial withdrawals for life, and carried an additional M&E charge.

LIFETIME PLUS 8 BENEFIT - an optional benefit that is no longer available. The Lifetime Plus 8 Benefit was intended to provide a payment stream in the form of partial withdrawals for life, and carried an additional M&E charge.

LIFETIME PLUS PAYMENT - the payment we make to you under one of the previously available Lifetime Benefits. Lifetime Plus Payments are based on the Benefit Base, the age(s) of the Covered Person(s), and whether you selected single or joint Lifetime Plus Payments.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

NO WITHDRAWAL CHARGE OPTION - an optional benefit that is no longer available. The No Withdrawal Charge Option eliminated the seven-year withdrawal charge period on the Base Contract. The No Withdrawal Charge Option carried an additional M&E charge.

OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Annuity Payments. If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PURCHASE PAYMENT - the money you put in the Contract. If you have a Contract with the Bonus Option, references to Purchase Payments do not include any bonus.


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Currently, we may issue Qualified Contracts that may include, but are not limited to Roth IRAs, Traditional IRAs and Simplified Employee Pension (SEP) IRAs.

QUARTERLY ANNIVERSARY VALUE - a calculation used in determining the Quarterly Value Death Benefit and the Benefit Base under the previously available Lifetime Benefits.

QUARTERLY ANNIVERSARY - the day that occurs three, six, and nine calendar months after the Issue Date or on any Contract Anniversary. Quarterly Anniversaries also include Contract Anniversaries. If the Quarterly Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

QUARTERLY VALUE DEATH BENEFIT - an optional benefit that may be available under this Contract for selection at Contract issue. The Quarterly Value Death Benefit is intended to provide an increased death benefit and it carries an additional M&E charge.

SEPARATE ACCOUNT - Allianz Life of NY Variable Account C is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life of New York. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - the Allianz Service Center. Our Service Center address and telephone number are listed at the back of this prospectus.

SHORT WITHDRAWAL CHARGE OPTION - an optional benefit that may be available under this Contract for selection at Contract issue. The Short Withdrawal Charge Option shortens the withdrawal charge period on the Base Contract from seven years to four years and it carries an additional M&E charge.

TARGET VALUE - a calculation used in determining whether your Contract will receive a credit on the Target Value Date under one of the previously available Target Date Benefits.

TARGET VALUE DATE - the date on which we may apply a credit to your Contract Value under one of the previously available Target Date Benefits. The Target Value Date will always occur on a Contract Anniversary.

THE TARGET DATE BENEFITS - There were two versions: (i) the Target Date 10 Benefit, which was available from January 26, 2009 until March 31, 2009; and
(ii) the Target Date Retirement Benefit, which was available before January 26, 2009. These two versions are largely the same, except that the Target Date Retirement Benefit allowed an earlier initial Target Value Date and had a lower additional M&E charge. The benefits were intended to provide a level of protection for the principal you invest and to lock in any past investment gains at a future point during the Accumulation Phase called the Target Value Date.

TRADITIONAL DEATH BENEFIT - the death benefit provided by the Base Contract.

WITHDRAWAL CHARGE BASIS - the total amount under your Contract that is subject to a withdrawal charge.


14.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)
ALLIANZ LIFE OF NEW YORK..........2
EXPERTS...........................2
LEGAL OPINIONS....................2
DISTRIBUTOR.......................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE3
FEDERAL TAX STATUS................3
  General.........................3
  Diversification.................4
  Owner Control...................4
  Contracts Owned by Non-Individuals4
  Income Tax Withholding..........5
  Required Distributions..........5
  Qualified Contracts.............6
ANNUITY PROVISIONS................6
  Annuity Units/Calculating Annuity Payments7
MORTALITY AND EXPENSE RISK GUARANTEE7
FINANCIAL STATEMENTS..............7
APPENDIX - CONDENSED FINANCIAL INFORMATION8


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

15.PRIVACY AND SECURITY STATEMENT
MARCH 2009

Your privacy is a high priority for Allianz Life[{R}] of NY. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we gather about you.

ALLIANZ LIFE OF NY DOES NOT SELL YOUR INFORMATION TO ANYONE

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an "opt-in election," an "opt-out election" or an authorization from you. We also do not share your information with any of our affiliated companies, except for the purpose of servicing your policy.

INFORMATION ABOUT YOU THAT ALLIANZ LIFE OF NY COLLECTS

Allianz Life of NY collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:
o From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.
o From others, through the process of handling a claim. This may include information from medical or accident reports.
o From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
o From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.
o From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.

INFORMATION ABOUT YOU THAT ALLIANZ LIFE OF NY SHARES

Allianz Life of NY does not share information about current or former customers with anyone, except as "allowed by law." "Allowed by law" means that we may share your information, such as your name, address and policy information, as follows:
o With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.
o With your insurance agent so that they can perform services for you.
o With medical professionals in order to process your claim.
o With a state Department of Insurance in order to examine our records or business practices.
o With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.
o With research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

ALLIANZ LIFE OF NY POLICIES AND PRACTICES REGARDING SECURITY OF YOUR INFORMATION

Allianz Life of NY uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We restrict access to information about you to those employees who need the information to service your policy. Allianz Life of NY works to ensure that our websites are secure. We use state of the art technology to protect the information that may be shared over these sites.

YOUR ABILITY TO ACCESS AND CORRECT YOUR INFORMATION

You have the right to access and get a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting your information.


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

NOTIFICATION OF CHANGE

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes.

FOR MORE INFORMATION OR IF YOU HAVE QUESTIONS

If you have any questions or concerns about our privacy policies or procedures, please call us at 212.586.7733, or write to us at the following address.
  Allianz Life Insurance Company of New York
  Home Office: New York, NY
  Administrative Office
  PO Box 1431
  Minneapolis, MN 55440-1431
                                                            M40018-NY (R-3/2009)


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the Premier VIT OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.


INVESTMENT       MANAGEMENT   RULE  SERVICE FEES OTHER EXPENSES ACQUIRED      TOTAL ANNUAL        AMOUNT OF        TOTAL ANNUAL
OPTION              FEES     12B-1                              FUND FEES  OPERATING EXPENSES    CONTRACTUAL    OPERATING EXPENSES
                             FEES*                                 AND     BEFORE CONTRACTUAL    FEE WAIVERS    AFTER CONTRACTUAL
                                                                EXPENSES     FEE WAIVERS OR          AND          FEE WAIVERS OR
                                                                                 EXPENSE        REIMBURSEMENTS       EXPENSE
                                                                             REIMBURSEMENTS                       REIMBURSEMENTS
AIM
AZL AIM                  .90    .25            -            .22         -                  1.37              -                 1.37
International
Equity Fund[(1)]
BLACKROCK
AZL BlackRock            .80    .25            -            .15         -                  1.20              -                 1.20
Capital Appreciation
Fund[(1)]
AZL BlackRock            .85    .25            -            .13         -                  1.23              -                 1.23
Growth Fund[(1)]
AZL Money Market         .35    .25            -            .09         -                   .69              -                  .69
Fund[(1)]
BlackRock Global         .65    .25            -            .13         -                  1.03              -                 1.03
Allocation V.I.
Fund - Class 3
COLUMBIA
AZL Columbia Mid         .75    .25            -            .13         -                  1.13              -                 1.13
Cap Value
Fund[(1)]
AZL Columbia             .90      -            -            .32         -                  1.22            .12                 1.10
Small Cap Value
Fund - Class
1[(1),(5),(6)]
AZL Columbia             .90    .25            -            .34         -                  1.49            .12                 1.37
Small Cap Value
Fund - Class
2[(1),(5)]
AZL Columbia             .81    .25            -            .16         -                  1.22              -                 1.22
Technology
Fund[(1)]
DAVIS
AZL Davis NY             .75      -            -            .10         -                   .85              -                  .85
Venture Fund -
Class 1[(1),(5),(6)]
AZL Davis NY             .75    .25            -            .12         -                  1.12              -                 1.12
Venture Fund -
Class 2[(1),(5)]
Davis VA                 .75      -            -            .13         -                   .88              -                  .88
Financial Portfolio[(4)]
DREYFUS
AZL Dreyfus              .77    .25            -            .08         -                  1.10              -                 1.10
Equity Growth
Fund[(1)]
AZL S&P 500              .17      -            -            .23         -                   .40            .14                  .26
Index Fund -
Class 1[(1),(5),(6)]
AZL S&P 500              .17    .25            -            .23         -                   .65            .14                  .51
Index Fund -
Class 2[(1),(5)]
AZL Small Cap            .26    .25            -            .26         -                   .77            .17                  .60
Stock Index Fund
- Class 2[(1)]
FIRST TRUST
AZL First Trust          .60    .25            -            .14         -                   .99            .19                  .80
Target Double
Play Fund[(1)]
FRANKLIN
TEMPLETON
AZL Franklin             .75    .25            -            .12         -                  1.12              -                 1.12
Small Cap Value
Fund[(1)]
Franklin High            .57    .25            -            .09         -                   .91              -                  .91
Income Securites
Fund - Class 2[(3)]
Franklin Income          .45    .25            -            .02         -                   .72              -                  .72
Securities Fund
- Class 2[(3)]
Franklin                 .00    .25            -            .13       .65                  1.03            .03                 1.00
Templeton VIP
Founding Funds
Allocation Fund
- Class 2[(7)]
Franklin U.S.            .49    .25            -            .04         -                   .78              -                  .78
Government Fund
- Class 2[(3)]
Franklin Zero            .60      -            -            .08         -                   .68              -                  .68
Coupon Fund 2010
- Class 1[(3)]


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

                                       55

Mutual Global            .80    .25            -            .18         -                  1.23              -                 1.23
Discovery
Securities Fund
- Class 2
Mutual Shares            .60    .25            -            .13         -                   .98              -                  .98
Securities Fund
- Class 2
Templeton Global         .47    .25            -            .11         -                   .83              -                  .83
Bond Securities
Fund - Class 2[(3)]
Templeton Growth         .74    .25            -            .04         -                  1.03              -                 1.03
Securities Fund
- Class 2[(3)]
JENNISON
AZL Jennison             .75    .25            -            .11         -                  1.11              -                 1.11
20/20 Focus
Fund[(1)]
J.P. MORGAN
AZL JPMorgan             .75    .25            -            .11         -                  1.11              -                 1.11
Large Cap Equity
Fund[(1)]
AZL JPMorgan             .80      -            -            .23         -                  1.03            .08                  .95
U.S. Equity Fund
- Class 1[(1),(5),(6)]
AZL JPMorgan             .80    .25            -            .25         -                  1.30            .08                 1.22
U.S. Equity Fund
- Class 2[(1),(5)]
NICHOLAS-
APPLEGATE
AZL NACM                 .85    .25            -            .41         -                  1.51              -                 1.51
International
Fund[(1)]
OPPENHEIMER
CAPITAL
AZL OCC                  .85    .25            -            .15         -                  1.25              -                 1.25
Opportunity
Fund[(1)]
OpCap Mid Cap            .80      -            -            .18         -                   .98              -                  .98
Portfolio[(8)]
OPPENHEIMER
FUNDS
AZL Oppenheimer          .90      -            -            .22         -                  1.12              -                 1.12
Global Fund -
Class 1[(1),(5),(6)]
AZL Oppenheimer          .90    .25            -            .23         -                  1.38              -                 1.38
Global Fund -
Class 2[(1),(5)]
AZL Oppenheimer          .75    .25            -            .20         -                  1.20              -                 1.20
International
Growth Fund[(1)]
PIMCO
AZL PIMCO                .75    .25            -            .23         -                  1.23            .02                 1.21
Fundamental
IndexPLUS Total
Return Fund[(1)]
PIMCO VIT All           .425      -          .15              -       .76                 1.335            .02                1.315
Asset Portfolio
- Admin. Class[(4),(9),(10)]
PIMCO VIT                .74      -          .15            .17    .09                     1.15            .09                 1.06
CommodityRealReturn
Strategy
Portfolio - Admin.
Class[(2),(4),(10)]
PIMCO VIT                .85      -          .15            .13         -                  1.13              -                 1.13
Emerging Markets
Bond Portfolio -
Admin. Class[(4)]
PIMCO VIT Global         .75      -          .15            .07         -                   .97              -                  .97
Bond Portfolio
(Unhedged) -
Admin. Class[(4)]
PIMCO VIT High           .60      -          .15              -         -                   .75              -                  .75
Yield Portfolio
- Admin. Class[(4)]
PIMCO VIT Real           .50      -          .15            .06         -                   .71              -                  .71
Return Portfolio
- Admin. Class[(4)]
PIMCO VIT Total          .50      -          .15            .23         -                   .88              -                  .88
Return Portfolio
- Admin. Class[(4)]
SCHRODER
AZL Schroder            1.23    .25            -            .47         -                  1.95            .28                 1.67
Emerging Markets
Equity Fund[(1)]
AZL Schroder            1.00    .25            -            .30         -                  1.55              -                 1.55
International
Small Cap Fund[(1)]
TARGETPLUS
PORTFOLIOS
AZL TargetPLUS           .52    .25            -            .64         -                  1.41            .41                 1.00
Balanced Fund[(1)]
AZL TargetPLUS           .60    .25            -            .25         -                  1.10            .30                  .80
Equity Fund[(1)]
AZL TargetPLUS           .52    .25            -            .38         -                  1.15            .24                  .91
Growth Fund[(1)]
AZL TargetPLUS           .52    .25            -            .53         -                  1.30            .32                  .98
Moderate Fund[(1)]


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

                                       56

TURNER
AZL Turner               .85    .25            -            .16         -                  1.26              -                 1.26
Quantitative
Small Cap Growth Fund[(1)]
VAN KAMPEN
AZL Van Kampen           .73    .25            -            .09         -                  1.07              -                 1.07
Comstock Fund[(1)]
AZL Van Kampen           .75    .25            -            .13         -                  1.13              -                 1.13
Equity and Income Fund[(1)]
AZL Van Kampen           .95    .25            -            .15         -                  1.35              -                 1.35
Global Franchise Fund[(1)]
AZL Van Kampen           .90    .25            -            .28         -                  1.43            .07                 1.36
Global Real Estate Fund[(1)]
AZL Van Kampen           .76    .25            -            .11         -                  1.12              -                 1.12
Growth and Income Fund[(1)]
AZL Van Kampen           .80    .25            -            .10         -                  1.15              -                 1.15
Mid Cap Growth Fund[(1)]

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified by footnote (5).

(1)Allianz Investment Management LLC (AZIM), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting certain operating expenses to the amount listed above in the far right column, after waivers and reimbursements, through April 30, 2010. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZIM for management fees previously waived and/or for the cost of other expenses paid by AZIM provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZIM in this manner applies only to fees paid or reimbursement made by AZIM within the three fiscal years prior to the date of such reimbursement.
(2)PIMCO has contractually agreed to waive the management fee and the administration fee it receives from the Portfolio in an amount equal to the management fee and administration fee paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.
(3)The Fund administration fee is paid indirectly through the management fee.
(4)We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.
(5)The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(6)Not currently available.
(7)The Fund's administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses of the Fund, so that common annual operating expenses of the fund do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010. The Fund does not pay management fees but will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or "acquired funds") in which it invests. Acquired funds' estimated fees and expenses are based on the acquired funds' expenses for the fiscal year ended December 31, 2008.
(8)OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.
(9)Acquired fund fees and expenses (underlying fund expenses) for the Portfolio are based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the institutional class shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.
(10) PIMCO has contractually agreed to waive or reduce the advisory fee and/or administration fee. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, does not exceed the annual expense limit. See the Investment Option prospectus for further information.


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

This table describes, in detail, the annual expenses for each of the AZL Fund of Funds. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the AZL Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.


INVESTMENT    MANAGEMENT   RULE   OTHER   TOTAL ACQUIRED FUND   TOTAL ANNUAL OPERATING      AMOUNT OF      TOTAL ANNUAL OPERATING
OPTION           FEES     12B-1  EXPENSES         FEES AND    EXPENSES BEFORE CONTRACTUAL  CONTRACTUAL   EXPENSES AFTER CONTRACTUAL
                          FEES*                 EXPENSES[(2)]   FEE WAIVERS OR EXPENSE     FEE WAIVERS     FEE WAIVERS OR EXPENSE
                                                                    REIMBURSEMENTS             AND             REIMBURSEMENTS
                                                                                          REIMBURSEMENTS
FUND OF FUNDS
AZL Fusion        .20       -      .05     .25      1.25                 1.50                   -                   1.50
Balanced
Fund[(1),(3)]
AZL Fusion        .20       -      .04     .24      1.36                 1.60                   -                   1.60
Growth
Fund[(1),(3)]
AZL Fusion        .20       -      .05     .25      1.29                 1.54                   -                   1.54
Moderate
Fund[(1),(3)]

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.
(1)Allianz Investment Management LLC (AZIM), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting certain operating expenses from exceeding 0.35% for the AZL Fusion Conservative Fund, 0.30% for the other three Fusion Funds, and 0.20% for the AZL Allianz Global Investors Select Fund, AZL Balanced Index Strategy Fund, and the AZL Moderate Index Strategy Fund, through at least April 30, 2010. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZIM for fees previously waived and/or for the cost of other expenses paid by AZIM provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZIM may request and receive reimbursement of fees waived or limited and other reimbursements made by AZIM. The Investment Option's ability to reimburse AZIM in this manner only applies to fees paid or reimbursement made by AZIM within the three fiscal years prior to the date of such reimbursement.
(2)Persons with Contract Value allocated to the AZL Fund of Funds will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees.
(3)Effective December 1, 2008, (effective April 27, 2009, for AZL Fusion Conservative Fund) the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% through April 30, 2010. If this voluntary fee reduction were reflected in the table, the net annual operating expenses would be lower.


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

APPENDIX B - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C may be found in the Statement of Additional Information.


Accumulation Unit value (AUV) information corresponding to the highest and lowest M&E charges for the benefits we currently offer under this Contract are listed in the tables below. You can find AUV information for other expense levels and for optional benefits that we no longer offer under this Contract in the appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

* KEY TO BENEFIT OPTION                                                                        M&E CHARGES
Allianz Vision New York - Base Contract                                                           1.40%
Allianz Vision New York - Contract with the Bonus Option and the Quarterly Value Death Benefit    2.20%

(Number of Accumulation Units in thousands)


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL AIM International Equity Fund
1.40%
 12/31/2007    N/A 19.830        0
 12/31/2008 19.830 11.438       20
2.20%
 12/31/2007    N/A 18.646        5
 12/31/2008 18.646 10.668        6
AZL BlackRock Capital Appreciation Fund
1.40%
 12/31/2007    N/A 13.110        4
 12/31/2008 13.110  8.225       14
2.20%
 12/31/2007    N/A 12.741        0
 12/31/2008 12.741  7.930        1
AZL BlackRock Growth Fund
1.40%
 12/31/2007    N/A 13.354        8
 12/31/2008 13.354  5.175       68
2.20%
 12/31/2007    N/A 12.556        6
 12/31/2008 12.556  4.827       13
AZL Columbia Mid Cap Value Fund
1.40%
 12/31/2007    N/A 10.319        1
 12/31/2008 10.319  4.869       12
2.20%
 12/31/2007    N/A 10.139        0
 12/31/2008 10.139  4.746        1
AZL Columbia Small Cap Value Fund
1.40%
 12/31/2007    N/A 12.439        0
 12/31/2008 12.439  8.330        1
2.20%
 12/31/2007    N/A 11.957        0
 12/31/2008 11.957  7.943        2


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Columbia Technology Fund
1.40%
 12/31/2007    N/A 10.014        4
 12/31/2008 10.014  4.874       10
2.20%
 12/31/2007    N/A  9.365        1
 12/31/2008  9.365  4.522        5
AZL Davis NY Venture Fund
1.40%
 12/31/2007    N/A 13.555        6
 12/31/2008 13.555  7.952       26
2.20%
 12/31/2007    N/A 12.677        1
 12/31/2008 12.677  7.378        4
AZL Dreyfus Equity Growth Fund
1.40%
 12/31/2007    N/A 11.526        1
 12/31/2008 11.526  6.634       11
2.20%
 12/31/2007    N/A 10.780        0
 12/31/2008 10.780  6.155        3
AZL First Trust Target Double Play Fund
      1.40%
 12/31/2007    N/A 10.609        0
 12/31/2008 10.609  4.848       12
      2.20%
 12/31/2007    N/A 10.527        0
 12/31/2008 10.527  4.772        0
AZL Franklin Small Cap Value Fund
1.40%
 12/31/2007    N/A 17.485        3
 12/31/2008 17.485 11.426       13
2.20%
 12/31/2007    N/A 16.623        0
 12/31/2008 16.623 10.775        1

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Fusion Balanced Fund
1.40%
 12/31/2007    N/A 12.121        0
 12/31/2008 12.121  8.672       63
2.20%
 12/31/2007    N/A 11.780       10
 12/31/2008 11.780  8.361       13
AZL Fusion Growth Fund
1.40%
 12/31/2007    N/A 12.813       15
 12/31/2008 12.813  7.715       81
2.20%
 12/31/2007    N/A 12.453       45
 12/31/2008 12.453  7.438       50
AZL Fusion Moderate Fund
1.40%
 12/31/2007    N/A 12.396        9
 12/31/2008 12.396  8.219       32
2.20%
 12/31/2007    N/A 12.047       11
 12/31/2008 12.047  7.924       25
AZL Jennison 20/20 Focus Fund
1.40%
 12/31/2007    N/A 14.871        0
 12/31/2008 14.871  8.782       14
2.20%
 12/31/2007    N/A 14.453        1
 12/31/2008 14.453  8.467        1
AZL JPMorgan Large Cap Equity Fund
1.40%
 12/31/2007    N/A 11.662        0
 12/31/2008 11.662  5.187        0
2.20%
 12/31/2007    N/A 10.907        0
 12/31/2008 10.907  4.812        0
AZL JPMorgan U.S. Equity Fund
1.40%
 12/31/2007    N/A 12.939        3
 12/31/2008 12.939  7.824        8
2.20%
 12/31/2007    N/A 12.438        1
 12/31/2008 12.438  7.461        3
AZL Money Market Fund
1.40%
 12/31/2007    N/A 11.125        9
 12/31/2008 11.125 11.238       51
2.20%
 12/31/2007    N/A 10.105       49
 12/31/2008 10.105 10.126       77
AZL NACM International Fund
1.40%
 12/31/2007    N/A  9.471        4
 12/31/2008  9.471  5.145       16
2.20%
 12/31/2007    N/A  9.409        0
 12/31/2008  9.409  5.070        1


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL OCC Opportunity Fund
1.40%
 12/31/2007    N/A 16.672        0
 12/31/2008 16.672  8.688        1
2.20%
 12/31/2007    N/A 15.676        1
 12/31/2008 15.676  8.103        3
AZL Oppenheimer Global Fund
1.40%
 12/31/2007    N/A 15.236        2
 12/31/2008 15.236  8.856       16
2.20%
 12/31/2007    N/A 14.645        1
 12/31/2008 14.645  8.445        4
AZL Oppenheimer International Growth Fund
1.40%
 12/31/2007    N/A 20.503        9
 12/31/2008 20.503 11.293       33
2.20%
 12/31/2007    N/A 19.176        0
 12/31/2008 19.176 10.477        3
AZL PIMCO Fundamental IndexPLUS Total Return Fund
1.40%
 12/31/2007    N/A 11.654        0
 12/31/2008 11.654  6.796        0
2.20%
 12/31/2007    N/A 11.451        0
 12/31/2008 11.451  6.625        1
AZL S&P 500 Index Fund
1.40%
 12/31/2007    N/A  9.882        5
 12/31/2008  9.882  6.079       27
2.20%
 12/31/2007    N/A  9.817        4
 12/31/2008  9.817  5.991       12
AZL Schroder Emerging Markets Equity Fund
1.40%
 12/31/2007    N/A 13.455       10
 12/31/2008 13.455  6.384       43
2.20%
 12/31/2007    N/A 13.221        3
 12/31/2008 13.221  6.222        8
AZL Schroder International Small Cap Fund
1.40%
 12/31/2007    N/A  9.243        3
 12/31/2008  9.243  4.960       19
2.20%
 12/31/2007    N/A  9.182        0
 12/31/2008  9.182  4.888        1
AZL Small Cap Stock Index Fund
1.40%
 12/31/2007    N/A  9.329        7
 12/31/2008  9.329  6.353       20
2.20%
 12/31/2007    N/A  9.268        2
 12/31/2008  9.268  6.261        3

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL TargetPLUS Balanced Fund
1.40%
 12/31/2007    N/A 10.116        1
 12/31/2008 10.116  7.541       21
2.20%
 12/31/2007    N/A 10.050        0
 12/31/2008 10.050  7.432        0
AZL TargetPLUS Equity Fund
1.40%
 12/31/2007    N/A 10.524        0
 12/31/2008 10.524  5.342       16
2.20%
 12/31/2007    N/A 10.443        3
 12/31/2008 10.443  5.258        3
AZL TargetPLUS Growth Fund
1.40%
 12/31/2007    N/A  9.939        0
 12/31/2008  9.939  5.942       19
2.20%
 12/31/2007    N/A  9.874        3
 12/31/2008  9.874  5.856       13
AZL TargetPLUS Moderate Fund
1.40%
 12/31/2007    N/A 10.080        1
 12/31/2008 10.080  6.722       14
2.20%
 12/31/2007    N/A 10.014        0
 12/31/2008 10.014  6.625        3
AZL Turner Quantitative Small Cap Growth Fund
1.40%
 12/31/2007    N/A 12.772        0
 12/31/2008 12.772  7.135        2
2.20%
 12/31/2007    N/A 12.413        0
 12/31/2008 12.413  6.878        1
AZL Van Kampen Comstock Fund
1.40%
 12/31/2007    N/A 12.386        0
 12/31/2008 12.386  7.794        0
2.20%
 12/31/2007    N/A 11.518        0
 12/31/2008 11.518  7.190        2
AZL Van Kampen Equity and Income Fund
1.40%
 12/31/2007    N/A 12.832        0
 12/31/2008 12.832  9.627        1
2.20%
 12/31/2007    N/A 12.335        1
 12/31/2008 12.335  9.180        8
AZL Van Kampen Global Franchise Fund
1.40%
 12/31/2007    N/A 19.359        1
 12/31/2008 19.359 13.637        5
2.20%
 12/31/2007    N/A 18.404        0
 12/31/2008 18.404 12.861        0


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Van Kampen Global Real Estate Fund
1.40%
 12/31/2007    N/A 10.852        2
 12/31/2008 10.852  5.796        4
2.20%
 12/31/2007    N/A 10.663        0
 12/31/2008 10.663  5.650        1
AZL Van Kampen Growth and Income Fund
1.40%
 12/31/2007    N/A 14.291        2
 12/31/2008 14.291  9.462       14
2.20%
 12/31/2007    N/A 13.291        0
 12/31/2008 13.291  8.729        1
AZL Van Kampen Mid Cap Growth Fund
1.40%
 12/31/2007    N/A 16.193        3
 12/31/2008 16.193  8.220       23
2.20%
 12/31/2007    N/A 15.059        5
 12/31/2008 15.059  7.583        7
BlackRock Global Allocation V.I. Fund
1.40%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.919       21
2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.877        1
Davis VA Financial Portfolio
1.40%
 12/31/2007    N/A 15.832        0
 12/31/2008 15.832  8.373        8
2.20%
 12/31/2007    N/A 11.767        0
 12/31/2008 11.767  6.174        0
Franklin High Income Securities Fund
1.40%
 12/31/2007    N/A 25.387        0
 12/31/2008 25.387 19.180        1
2.20%
 12/31/2007    N/A 20.627        1
 12/31/2008 20.627 15.460        2
Franklin Income Securities Fund
1.40%
 12/31/2007    N/A 48.490        5
 12/31/2008 48.490 33.635       18
2.20%
 12/31/2007    N/A 39.399        1
 12/31/2008 39.399 27.110        1
Franklin Templeton VIP Founding Funds Allocation Fund
1.40%
 12/31/2007    N/A  9.246       37
 12/31/2008  9.246  5.847      142
2.20%
 12/31/2007    N/A  9.203       68
 12/31/2008  9.203  5.773       68



--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Franklin U.S. Government Fund
1.40%
 12/31/2007    N/A 26.205        1
 12/31/2008 26.205 27.800        2
2.20%
 12/31/2007    N/A 21.324        0
 12/31/2008 21.324 22.441        3
Franklin Zero Coupon Fund 2010
1.40%
 12/31/2007    N/A 39.978        0
 12/31/2008 39.978 42.376        1
2.20%
 12/31/2007    N/A 32.531        0
 12/31/2008 32.531 34.207        0
Mutual Global Discovery Securities Fund
1.40%
 12/31/2007    N/A 29.830        1
 12/31/2008 29.830 21.045       15
2.20%
 12/31/2007    N/A 26.408        1
 12/31/2008 26.408 18.481        2
Mutual Shares Securities Fund
1.40%
 12/31/2007    N/A 24.148        6
 12/31/2008 24.148 14.975       27
2.20%
 12/31/2007    N/A 21.377        0
 12/31/2008 21.377 13.151        0
OpCap Mid Cap Portfolio
1.40%
 12/31/2007    N/A 10.583        3
 12/31/2008 10.583  6.087       15
2.20%
 12/31/2007    N/A 10.442        0
 12/31/2008 10.442  5.958        1
PIMCO VIT All Asset Portfolio
1.40%
 12/31/2007    N/A 12.953        0
 12/31/2008 12.953 10.749        2
2.20%
 12/31/2007    N/A 13.320        0
 12/31/2008 13.320 10.965        0
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.40%
 12/31/2007    N/A 12.816        1
 12/31/2008 12.816  7.103        7
2.20%
 12/31/2007    N/A 12.544        2
 12/31/2008 12.544  6.897        6


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

PIMCO VIT Emerging Markets Bond Portfolio
1.40%
 12/31/2007    N/A 12.287        0
 12/31/2008 12.287 10.347        2
2.20%
 12/31/2007    N/A 12.027        0
 12/31/2008 12.027 10.047        1
PIMCO VIT Global Bond Portfolio (Unhedged)
1.40%
 12/31/2007    N/A 10.440        2
 12/31/2008 10.440 10.208        5
2.20%
 12/31/2007    N/A 10.219        1
 12/31/2008 10.219  9.912        6
PIMCO VIT High Yield Portfolio
1.40%
 12/31/2007    N/A 14.297        0
 12/31/2008 14.297 10.779        1
2.20%
 12/31/2007    N/A 13.346        1
 12/31/2008 13.346  9.982        2
PIMCO VIT Real Return Portfolio
1.40%
 12/31/2007    N/A 12.324        0
 12/31/2008 12.324 11.295       10
2.20%
 12/31/2007    N/A 11.822        0
 12/31/2008 11.822 10.748        1
PIMCO VIT Total Return Portfolio
1.40%
 12/31/2007    N/A 14.986        0
 12/31/2008 14.986 15.486       25
2.20%
 12/31/2007    N/A 12.923        0
 12/31/2008 12.923 13.248        6
Templeton Global Bond Securities Fund
1.40%
 12/31/2007    N/A 32.376        2
 12/31/2008 32.376 33.906        8
2.20%
 12/31/2007    N/A 26.360        1
 12/31/2008 26.360 27.386        2
Templeton Growth Securities Fund
1.40%
 12/31/2007    N/A 29.538        6
 12/31/2008 29.538 16.799       16
2.20%
 12/31/2007    N/A 25.397        2
 12/31/2008 25.397 14.329        3

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

APPENDIX C - QUARTERLY ANNIVERSARY VALUE CALCULATION AND EXAMPLES UNDER THE
   QUARTERLY VALUE DEATH BENEFIT
If your Contract includes the Quarterly Value Death Benefit, we will calculate a Quarterly Anniversary Value under this optional benefit.

WE ONLY CALCULATE THE QUARTERLY ANNIVERSARY VALUE UNTIL THE BUSINESS DAY DURING WHICH WE RECEIVE, IN GOOD ORDER AT OUR SERVICE CENTER, BOTH DUE PROOF OF DEATH AND AN ELECTION OF THE DEATH BENEFIT PAYMENT OPTION.

The Quarterly Anniversary Value on the Issue Date is equal to the Purchase Payment received on the Issue Date.

On each Business Day we increase the Quarterly Anniversary Value by the amount of any additional Purchase Payments received that day, and we reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge). Withdrawals do not include amounts withdrawn for the contract maintenance charge.

On each Quarterly Anniversary before the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual) we process any increase or decrease to the Quarterly Anniversary Value due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following calculation. On each Quarterly Anniversary before the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual), the Quarterly Anniversary Value is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value as of that Quarterly Anniversary.

Beginning with the Quarterly Anniversary that occurs on or after the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual), we calculate the Quarterly Anniversary Value in the same way that we do on each Business Day other than a Quarterly Anniversary.

ANY WITHDRAWALS AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE QUARTERLY ANNIVERSARY VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Quarterly Anniversary Value, we will deduct more than the amount withdrawn and/or annuitized from the Quarterly Anniversary Value.

EXAMPLES OF THE QUARTERLY ANNIVERSARY VALUE CALCULATIONS
o You purchase a Contract with an initial Purchase Payment of $100,000.
  You select the Quarterly Value Death Benefit at issue. You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.

                                      CONTRACT VALUE QUARTERLY ANNIVERSARY VALUE
On the Issue Date                           $100,000          $100,000
End of 1st Quarter, 1st Contract Year      $  98,000          $100,000
End of 2nd Quarter, 1st Contract Year       $102,000          $102,000
End of 3rd Quarter, 1st Contract Year       $104,000          $104,000
1st Contract Anniversary                    $103,000          $104,000
End of 1st Quarter, 2nd Contract Year       $106,000          $106,000

o On the Issue Date, the Quarterly Anniversary Value is equal to total
  Purchase Payment ($100,000).
o At the end of the Contract's first Quarter, the Contract Value had decreased to $98,000, which is less than the previous Quarterly Anniversary Value ($100,000), so the Quarterly Anniversary Value was not increased.
o At the end of the Contract's second Quarter, the Contract Value had increased to $102,000, which is greater than the previous Quarterly Anniversary Value ($100,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.
o At the end of the Contract's third Quarter, the Contract Value had increased to $104,000, which is greater than the previous Quarterly Anniversary Value ($102,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.
o At the first Contract Anniversary, the Contract Value had decreased to $103,000, which is less than the previous Quarterly Anniversary Value ($104,000), so the Quarterly Anniversary Value was not increased.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

o At the end of the first Quarter of the second Contract Year, the Contract Value had increased to $106,000, which is greater than the previous Quarterly Anniversary Value ($104,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.

EXAMPLE OF THE EFFECT OF A PARTIAL WITHDRAWAL ON THE QUARTERLY ANNIVERSARY VALUE
o Continuing the assumptions from the previous example, except that you take a partial withdrawal (including the withdrawal charge) of $9,000 in the second month of the second Contract Year when the Contract Value on the day of (but before) the partial withdrawal is $103,000.
  The Quarterly Anniversary Value will be adjusted for the partial withdrawal as follows:
     The previous Quarterly Anniversary Value....................$104,000.00
     Reduced proportionately by the percentage of Contract Value withdrawn ($9,000 / $103,000) =  0.08738 x $104,000 = -
       9,087.52.............................................................
  The Quarterly Anniversary Value after the partial withdrawal$
     94,912.48..............................................................
o This Quarterly Anniversary Value will remain in effect until at least the next Quarterly Anniversary unless you take another partial withdrawal.
o All withdrawals, including those made under the free withdrawal privilege will reduce the Quarterly Anniversary Value in exactly the same manner, which is proportionately based on the percentage of Contract Value withdrawn (including any withdrawal charge).


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

APPENDIX D - WITHDRAWAL CHARGE EXAMPLES
All of the following examples assume you purchase a Contract with an initial Purchase Payment of $100,000, you do not select the Short Withdrawal Charge Option or the Bonus Option, and you make no additional Purchase Payments. The free withdrawal privilege for each Contract Year is 12% of your total Purchase Payments, less the total amount previously withdrawn under the free withdrawal privilege in the same Contract Year. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. This means at the beginning of each Contract Year, there would be $12,000 available under the free withdrawal privilege.

FULL WITHDRAWAL WHEN THE CONTRACT VALUE HAS DECLINED DUE TO A LOSS IN
  YOUR SELECTED INVESTMENT OPTIONS:
o You take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 7.5%. You have taken no other withdrawals from the Contract.
o There are no Purchase Payments that are beyond the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, less the free withdrawal privilege.

We calculate the withdrawal charge as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments less any withdrawals (including any withdrawal charges) = $100,000 - $0 =
  $100,000
  Reduced by the amount of the free withdrawal privilege = 12% x $100,000
  =..........................................................-  12,000
           ..................................................$  88,000
  Multiplied by the withdrawal charge........................x    7.5%
       ......................................................$   6,600
Therefore, we would withdraw $90,000 from the Contract and pay you $83,400 ($90,000 less the $6,600 withdrawal charge).

PARTIAL WITHDRAWAL UNDER THE FREE WITHDRAWAL PRIVILEGE FOLLOWED BY A FULL
  WITHDRAWAL:
o You take a partial withdrawal of $9,000 in the second Contract Year. The total amount available under the free withdrawal privilege at this time is $12,000. The $9,000 withdrawn is not subject to a withdrawal charge, but it will reduce the Withdrawal Charge Basis on a dollar for dollar basis.
o You take a full withdrawal in the third Contract Year when the Contract
  Value is $90,000 and the withdrawal charge is 7.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, less the free withdrawal privilege.

We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments less any withdrawals (including any withdrawal charges) = $100,000 - $9,000
  =   $ 91,000
  Reduced by the amount of the free withdrawal privilege = 12% x $100,000
  =..........................................................-  12,000
           ...................................................$ 79,000
  Multiplied by the withdrawal charge........................x    7.5%
       ......................................................$   5,925
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $84,075 ($90,000 less the $5,925 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $93,075.

PARTIAL WITHDRAWAL IN EXCESS OF THE FREE WITHDRAWAL PRIVILEGE FOLLOWED BY
  A FULL WITHDRAWAL:
o You take a partial withdrawal of $15,000 in the second Contract Year when the withdrawal charge is 8.5%. The total amount available under the free withdrawal privilege at this time is $12,000, so $3,000 of the withdrawal is subject to a withdrawal charge and will reduce the Withdrawal Charge Basis.

We calculate the withdrawal charge for the partial withdrawal as follows:
  The amount of the withdrawal that is subject to a withdrawal charge$
  3,000...............................................................
  Divided by (1 minus the withdrawal charge percentage).{divide} 0.915
  Total amount withdrawn.......................................$ 3,279
  Total withdrawal charge (amount withdrawn minus the amount requested) =
     $3,279 - $3,000 =........................................$    279

Therefore, we would withdraw $15,279 from the Contract and pay you $15,000.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

o Continuing the example, assume you take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 7.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, less the free withdrawal privilege.
We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments less any withdrawals (including any withdrawal charges) = $100,000 - $15,279
  =   $ 84,721
  Reduced by the amount of the free withdrawal privilege = 12% x $100,000
  =..........................................................-  12,000
           ...................................................$ 72,721
  Multiplied by the withdrawal charge..........................x  7.5%
       ......................................................$   5,454

Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $84,546 ($90,000 less the $5,454 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $99,546.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

APPENDIX E - THE TARGET DATE BENEFITS
There were two versions of these benefits: (i) the Target Date 10 Benefit, which was available from January 26, 2009 until March 31, 2009; and (ii) the Target Date Retirement Benefit, which was available before January 26, 2009. Neither of these benefits are currently available under this Contract. Both benefits have an additional M&E charge and that charge is guaranteed for the life of the benefit. The two versions of these benefits are largely the same, except that the Target Date Retirement Benefit allowed an earlier initial Target Value Date and had a lower additional M&E charge as indicated in the following table.



                                                         M&E CHARGE[(1)]


                                                 ACCUMULATION PHASE ANNUITY PHASE
ADDITIONAL M&E CHARGE FOR OPTIONAL BENEFITS[(2)]
   TARGET DATE 10 BENEFIT                              0.55%             NA
   TARGET DATE RETIREMENT BENEFIT                      0.40%             NA

(1)The M&E charge is an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option. We assess the M&E charge against the Accumulation Unit value during the Accumulation Phase and against the Annuity Unit value during the Annuity Phase. We assess an M&E charge during the Annuity Phase on any Contract Value you apply to variable Annuity Payments; there is no M&E charge during the Annuity Phase on any Contract Value you apply to fixed Annuity Payments. For more information, please see section 6, Expenses - Mortality and Expense Risk (M&E) Charge.
(2)The additional M&E charge associated with this optional benefit will continue until the earlier of the benefit's termination, or when your Contract Value is reduced to zero.

NOTE: IN YOUR CONTRACT, THE NAME FOR YOUR TARGET DATE RIDER MAY BE DIFFERENT THAN THE NAME WE USE HERE IN THIS PROSPECTUS. If the minimum number of Contract Years to the initial Target Value Date that is shown on your Contract schedule is ten, then you have the Target Date 10 Benefit that is discussed in this prospectus; if instead the minimum is seven years, then you have the Target Date Retirement Benefit. However, in your Contract, both of these benefits use the name "Target Date Retirement Benefit Rider."

Your Contract Value will increase and decrease depending on the performance of the underlying Investment Options you selected. Depending on market conditions, you can gain or lose value in the Investment Options, including your principal. However, the Target Date Benefits are intended to provide a level of protection for the principal you invest and to lock in any past investment gains at a future point during the Accumulation Phase that you select (the Target Value
Date). To provide this protection, we restrict your allocations to the Investment Options and we may transfer Contract Value between your selected Investment Options over time based on the length of time until the guarantee takes effect and the performance of your selected Investment Options. This type of feature is sometimes called a "walk away benefit," meaning that once you reach the Target Value Date, the entire guaranteed amount is available to you with no restriction in regard to how much or how fast you can take withdrawals. However, withdrawals may be subject to a withdrawal charge.

The Target Date Benefits guarantee that, beginning on your initial Target Value Date (and on each subsequent Contract Anniversary until the benefit terminates) your Contract Value will at least equal the Target Value. The Target Value is the highest Contract Value that occurred at issue or on any subsequent Contract Anniversary, adjusted for any subsequent additional Purchase Payments or partial withdrawals. The earliest available initial Target Value Date is ten Contract Years after you selected the Target Date 10 Benefit (or seven Contract Years under the Target Date Retirement Benefit), and the latest available initial date is the Contract Anniversary before the older Owner's 91st birthday. For example, assume you purchased a Contract with the Target Date 10 Benefit with the earliest available initial Target Value Date, make one initial payment, and take no withdrawals. Then, on the tenth Contract Anniversary the Target Date 10 Benefit guarantees that your Contract Value will be at least the initial Purchase Payment or the highest Contract Value on any Contract Anniversary up to and including the tenth Contract Anniversary.

If your Contract Value is less than this guaranteed amount on the Target Value Date and each subsequent Contract Anniversary, we will credit your Contract Value with the difference. We will allocate this amount to your Investment Options in proportion to the amount of Contract Value in each of the Investment Options on the date of the credit.

NOTE: YOU HAVE LIMITED PROTECTION UNDER THE TARGET DATE BENEFITS UNLESS YOU HOLD THE CONTRACT UNTIL THE INITIAL TARGET VALUE DATE. IN ADDITION, THE TARGET DATE BENEFITS DO NOT PROVIDE ANY GUARANTEE TO YOUR CONTRACT VALUE BEFORE THE INITIAL TARGET VALUE DATE AND DO NOT LOCK IN ANY GAINS THAT OCCUR BETWEEN ANNIVERSARIES.


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

NOTE: UNDER THE TARGET DATE BENEFITS, YOU CAN ONLY MAKE ADDITIONAL PURCHASE PAYMENTS AND PARTICIPATE IN THE AUTOMATIC INVESTMENT PLAN FOR THREE YEARS AFTER THE RIDER EFFECTIVE DATE. In addition, the flexible rebalancing program will not be available to you during the period that one of the Target Date Benefits is part of your Contract. However, if you remove your selected Target Date Benefit from your Contract, these restrictions will no longer apply on or after the rider termination date.

NOTE REGARDING PARTIAL WITHDRAWALS FOR CONTRACTS WITH A TARGET DATE BENEFIT:
You cannot take a partial withdrawal from specific Investment Options if your Contract includes a Target Date Benefit.

REMOVING A TARGET DATE BENEFIT FROM YOUR CONTRACT
You can remove your selected Target Date Benefit from your Contract at any time. However, if your Contract includes the No Withdrawal Charge Option, you can only remove a Target Date Benefit by cancelling your Contract. You can request the removal of a Target Date Benefit by completing the appropriate form. We must receive this form no later than 30 days before a Contract Anniversary in order to remove the benefit on that anniversary (the rider termination date). We will process your request on the Contract Anniversary that occurs immediately after we receive your request in good order at our Service Center. If you remove one of the Target Date Benefits from your Contract, we will no longer assess the additional M&E charge associated with it as of the rider termination date. Because the total M&E charge for the Contract changes, we will adjust the number of Accumulation Units so that the Contract Value on the rider termination date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

THE TARGET VALUE DATE
We may apply a credit to your Contract Value on each Target Value Date. Each Target Value Date will occur on a Contract Anniversary. You selected the initial Target Value Date when you added the benefit to your Contract. The earliest initial Target Value Date you could have selected is ten Contract Years after the rider effective date under the Target Date 10 Benefit (or seven Contract Years under the Target Date Retirement Benefit), and the latest initial Target Value Date you can select is the Contract Anniversary before the older Owner's 91st birthday. If the Contract is owned by a non-individual, the latest initial Target Value Date you can select is the Contract Anniversary before the Annuitant's 91st birthday. Additional Target Value Dates will then occur on each subsequent Contract Anniversary while your selected Target Date Benefit is in effect. If the Target Value Date does not fall on a Business Day, we will apply any associated credit to your Contract Value on the next Business Day.

On any Contract Anniversary before the older Owner's 81st birthday, you can reset the initial Target Value Date before it occurs as long as the Contract Value is at least equal to the Target Value on that anniversary. If the Contract is owned by a non-individual, the age restriction for resetting the initial Target Value Date is before the Annuitant's 81st birthday. The new initial Target Value Date must be on a Contract Anniversary that is at least ten Contract Years after we process your request for the reset under the Target Date 10 Benefit (or seven Contract Years under the Target Date Retirement Benefit), and the latest Target Value Date is the Contract Anniversary before the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual). You can request a reset within 30 days following a Contract Anniversary by completing the appropriate form. We will process your reset request as of the immediately preceding Contract Anniversary (the reset anniversary) once we receive your request in good order at our Service Center. If the reset anniversary does not fall on a Business Day, we will process your request on the next Business Day.

Once we apply a credit to your Contract Value under one of the Target Date Benefits, the credit becomes part of your Contract Value and is available for immediate withdrawal. Also, the credit will be allocated proportionately to the Investment Options you chose, and will immediately begin to participate in the investment performance of those Investment Options. Because the credit increases your Contract Value, it will also increase the total dollar amount (but not the percentage) of the M&E charge you pay. We will apply the credit to your Contract before we do any quarterly rebalancing. For tax purposes, the credit will be treated as earnings under the Contract. However, if your Contract Value at the time of a credit is less than net Purchase Payments (total Purchase Payments received less any prior payments withdrawn) then we may treat some or all of the credit as a Purchase Payment when applying the withdrawal charge if the entire Contract Value is then withdrawn. This is similar to when the Contract Value is less than net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal. We assess withdrawal charges against Purchase Payments withdrawn in the manner described in section 6, Expenses - Withdrawal Charge.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization you will no longer have a Contract Value and, therefore, you will no longer receive any Contract Value increases under your selected Target Date Benefit.

CALCULATING THE TARGET VALUE
We only calculate the Target Value while your selected Target Date Benefit is in effect.

If the rider effective date was the Issue Date, the Target Value on the Issue Date was equal to the Purchase Payment received on the Issue Date. If the rider effective date occurred after the Issue Date, the Target Value on the rider effective date was equal to the Contract Value on that date.

On each Business Day, we increase the Target Value by the amount of any additional Purchase Payments received that day, and we reduce the Target Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary, we process any increase or decrease to the Target Value due to a Purchase Payment received that day or a Partial Annuitization or withdrawal taken that day, after we do the following calculation. On each Contract Anniversary, the Target Value is equal to the greater of its value on the immediately preceding Business Day or the Contract Value as of that Contract Anniversary.

WHILE ONE OF THE TARGET DATE BENEFITS APPLIES TO YOUR CONTRACT, ANY WITHDRAWALS TAKEN AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE TARGET VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Target Value, we will deduct more than the amount withdrawn and/or annuitized from the Target Value.

EXAMPLES OF THE TARGET VALUE CALCULATIONS
This example shows how we calculate the Target Value under the Target Date 10 Benefit.

o You purchased a Contract with an initial Purchase Payment of $100,000.
  You selected the Target Date 10 Benefit at issue and you also selected the earliest possible Target Value Date, which is the 10th Contract Anniversary. You make no additional Purchase Payments.

                           CONTRACT VALUE TARGET VALUE
 On the Issue Date            $100,000      $100,000
 1st Contract Anniversary     $108,000      $108,000
 2nd Contract Anniversary     $110,000      $110,000
 3rd Contract Anniversary     $102,000      $110,000
 4th Contract Anniversary     $104,000      $110,000
 5th Contract Anniversary     $109,000      $110,000
 6th Contract Anniversary     $115,000      $115,000
 7th Contract Anniversary     $131,000      $131,000
 8th Contract Anniversary     $121,000      $131,000
 9th Contract Anniversary     $129,000      $131,000
 10th Contract Anniversary    $137,000      $137,000
 11th Contract Anniversary    $126,000      $137,000
 BEFORE A CREDIT
 11th Contract Anniversary    $137,000      $137,000
 AFTER A CREDIT

o On the Issue Date, the Target Value was equal to the total Purchase
  Payment ($100,000).
o At the first Contract Anniversary the Contract Value had increased to $108,000, which is greater than the previous Target Value ($100,000), so the Target Value was increased to equal the Contract Value. The Target Value also increased on the second Contract Anniversary because the Contract Value ($110,000) was greater than the previous Target Value ($108,000).
o At the third Contract Anniversary, the Contract Value had decreased to $102,000, which is less than the previous Target Value ($110,000), so the Target Value was not increased. On the fourth and fifth Contract Anniversaries, the Contract Value was also less than the previous Target Value, so the Target Value was not increased and remained at the previous highest value of $110,000.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

o At the sixth Contract Anniversary the Contract Value had increased to $115,000, which is greater than the previous Target Value ($110,000), so the Target Value was increased to equal the Contract Value.
o At the seventh Contract Anniversary the Contract Value had increased to $131,000, which is greater than the previous Target Value ($115,000), so the Target Value was increased to equal the Contract Value.
o At the eighth and ninth Contract Anniversaries, the Contract Value was less than the previous Target Value, so the Target Value was not increased and remained at the previous highest value of $131,000.
o At the tenth Contract Anniversary the Contract Value had increased to $137,000, which is greater than the previous Target Value ($131,000), so the Target Value was increased to equal the Contract Value. The tenth Contract Anniversary is also the initial Target Value Date. Because the Contract Value on the initial Target Value Date was greater than the Target Value, there was no credit on the tenth Contract Anniversary.
o At the eleventh Contract Anniversary, the Contract Value had decreased to $126,000, which is less than the previous Target Value ($137,000), so the Target Value was not increased. The eleventh Contract Anniversary is also the second Target Value Date. Because the Contract Value on the second Target Value Date was less than the Target Value, there was a credit of $11,000 to the Contract Value on the eleventh Contract Anniversary.

EXAMPLE OF THE EFFECT OF A PARTIAL WITHDRAWAL ON THE TARGET VALUE
o Continuing the assumptions from the previous example, except that you take a partial withdrawal of $9,000 (including the withdrawal charge) in the second month of the second Contract Year when the Contract Value on the day of (but before) the partial withdrawal is $109,000.

  The Target Value will be adjusted for the partial withdrawal as follows:
     The previous Target Value...................................$108,000.00
     Reduced proportionately by the percentage of Contract Value withdrawn ($9,000 / $109,000) =  0.08257 x $108,000 = -
       8,917.56.............................................................
  The Target Value after the partial withdrawal.................$  99,082.44
o This Target Value will remain in effect until at least the next Contract Anniversary unless you take another partial withdrawal.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING NOTE REGARDING TRANSFERS FOR CONTRACTS WITH A TARGET DATE BENEFIT: We do not count any transfers made under the quarterly rebalancing program for the Target Date Benefits against any free transfers we allow. We also waive the required minimum transfer amount for transfers made under the quarterly rebalancing program for one of the Target Date Benefits.

THESE RESTRICTIONS APPLY ONLY TO CONTRACTS WITH ONE OF THE TARGET DATE BENEFITS WHILE THE BENEFIT IS IN EFFECT. WE WILL ALLOCATE ANY ADDITIONAL PURCHASE PAYMENTS ACCORDING TO YOUR MOST RECENT ALLOCATION INSTRUCTIONS IF THEY COMPLY WITH THE CURRENT MAXIMUM ALLOWABLE ALLOCATIONS; HOWEVER, IF THEY DO NOT COMPLY, WE WILL INSTEAD ALLOCATE ANY ADDITIONAL PURCHASE PAYMENTS ACCORDING TO THE CURRENT REQUIRED ALLOCATION AS DISCUSSED IN THIS SECTION. WHEN YOU SELECTED ONE OF THESE BENEFITS YOU CONSENTED TO ALLOW US TO REBALANCE YOUR CONTRACT VALUE IN ACCORDANCE WITH THE PROCEDURES DESCRIBED HERE AND IN YOUR CONTRACT. We have put these restrictions in place to support the guarantees that we provide under the Target Date Benefits, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than the Contract Value you would have had without the benefit.

If your Contract includes one of the Target Date Benefits, we divide your Investment Options into the following four groups. Allianz Life determines the composition of the Investment Option groups. We will not recategorize the groups to which we assigned the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding additions to or deletions from the Investment Option groups. WHEN AN INVESTMENT OPTION IS CLOSED OR SUBSTITUTED WITHIN ANY OF THE INVESTMENT OPTION GROUPS, WE WILL SEND WRITTEN NOTICE REGARDING THE CLOSING OR SUBSTITUTION 30 DAYS PRIOR TO THE EFFECTIVE DATE OF THE CLOSING OR SUBSTITUTION.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

                                       70

                                            TABLE 1
                                GROUP A INVESTMENT OPTIONS[(1)]
AZL Columbia Small Cap Value Fund         AZL TargetPLUS Growth Fund
AZL Columbia Technology Fund              AZL TargetPLUS Moderate Fund
AZL Franklin Small Cap Value Fund         AZL Turner Quantitative Small Cap Growth Fund
AZL Fusion Growth Fund                    AZL Van Kampen Global Real Estate Fund
AZL OCC Opportunity Fund                  Davis VA Financial Portfolio
AZL Schroder Emerging Markets Equity Fund Franklin Income Securities Fund
AZL Schroder International Small Cap Fund Franklin Templeton VIP Founding Funds Allocation Fund
AZL Small Cap Stock Index Fund            PIMCO VIT CommodityRealReturn Strategy Portfolio

(1)IF YOU ADDED THE TARGET DATE RETIREMENT BENEFIT TO YOUR CONTRACT BEFORE JANUARY 26, 2009: AZL Fusion Growth Fund, AZL TargetPLUS Growth Fund, AZL TargetPLUS Moderate Fund, and Franklin Templeton VIP Founding Funds Allocation Fund are included in the Group X Investment Options instead of in the Group A Investment Options; and Franklin Income Securities Fund is included in the Group Y Investment Options instead of in the Group A Investment Options.

                               GROUP B INVESTMENT OPTIONS
AZL AIM International Equity Fund       AZL Oppenheimer Global Fund
AZL BlackRock Capital Appreciation Fund AZL Oppenheimer International Growth Fund
AZL BlackRock Growth Fund               AZL PIMCO Fundamental IndexPLUS Total Return Fund
AZL Columbia Mid Cap Value Fund         AZL TargetPLUS Equity Fund
AZL Davis NY Venture Fund               AZL Van Kampen Comstock Fund
AZL Dreyfus Equity Growth Fund          AZL Van Kampen Global Franchise Fund
AZL S&P 500 Index Fund                  AZL Van Kampen Growth and Income Fund
AZL First Trust Target Double Play Fund AZL Van Kampen Mid Cap Growth Fund
AZL Jennison 20/20 Focus Fund           Mutual Global Discovery Securities Fund
AZL JPMorgan Large Cap Equity Fund      Mutual Shares Securities Fund
AZL JPMorgan U.S. Equity Fund           OpCap Mid Cap Portfolio
AZL NACM International Fund             Templeton Growth Securities Fund
      GROUP X INVESTMENT OPTIONS                   GROUP Y INVESTMENT OPTIONS
AZL Fusion Moderate Fund                AZL Fusion Balanced Fund
AZL Van Kampen Equity and Income Fund   AZL Money Market Fund
BlackRock Global Allocation V.I. Fund   AZL TargetPLUS Balanced Fund
                                        Franklin High Income Securities Fund
                                        Franklin U.S. Government Fund
                                        Franklin Zero Coupon Fund 2010
                                        PIMCO VIT All Asset Portfolio
                                        PIMCO VIT Emerging Markets Bond Portfolio
                                        PIMCO VIT Global Bond Portfolio (Unhedged)
                                        PIMCO VIT High Yield Portfolio
                                        PIMCO VIT Real Return Portfolio
                                        PIMCO VIT Total Return Portfolio
                                        Templeton Global Bond Securities Fund


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

If your Contract includes one of the Target Date Benefits, we restrict your allocations to the Investment Option groups. The maximum allowed allocation of Contract Value to the Investment Options in the combined Groups A, B and X is as follows.

                                                             TABLE 2
                                     MAXIMUM % OF CONTRACT VALUE ALLOWED IN THE COMBINED INVESTMENT OPTION GROUPS A, B AND X
                                                  BASED ON THE NUMBER OF YEARS* TO THE INITIAL TARGET VALUE DATE
                                                AND THE COMPARISON OF CONTRACT VALUE (CV) TO THE TARGET VALUE (TV)
NUMBER OF YEARS* TO THE INITIAL CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV = CV
       TARGET VALUE DATE        94%+   88%   82%   76%   70%   64%   58%   52%   46%   40%   34%   28%   22%   16%   10%   4%   <
                                of TV to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to < 4%
                                       94%   88%   82%   76%   70%   64%   58%   52%   46%   40%   34%   28%   22%   16%  10%  of
                                      of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV  of  TV
                                                                                                                           TV
              28+                95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%  95%  95%
              27                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%  95%  90%
              26                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%  90%  85%
              25                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%  85%  80%
              24                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%  80%  75%
              23                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%  75%  70%
              22                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%  70%  65%
              21                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%  65%  60%
              20                 95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%  60%  55%
              19                 95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%  55%  50%
              18                 95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%  50%  45%
              17                 95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%  45%  40%
              16                 95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%  40%  35%
              15                 95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%  35%  35%
              14                 95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%  35%  35%
              13                 95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%  35%  35%
              12                 95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%  35%  35%
              11                 90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%  35%  35%
              10                 85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%  35%  35%
               9                 80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%  35%  35%
               8                 75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               7                 70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               6                 65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               5                 60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               4                 55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               3                 50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               2                 45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               1                 40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
 INITIAL TARGET VALUE DATE AND   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
            BEYOND

* We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are actually seven complete Contract Years and four months away from your initial Target Value Date, for the purposes of this table, we would consider you to be eight years from the initial Target Value Date.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

The maximum allowed allocation of Contract Value for Investment Option Group A and minimum required allocation of Contract Value for Investment Option Group Y depend on the maximum allowed allocation for the combined Groups A, B and X as follows.

                                                              TABLE 3
WHEN THE MAXIMUM % OF CONTRACT VALUE ALLOWED IN THE   THEN THE MAXIMUM % OF CONTRACT VALUE     AND THE MINIMUM % OF CONTRACT VALUE
                      COMBINED                                     ALLOWED IN                              REQUIRED IN
           GROUPS A, B AND X IS{ellipsis}                     GROUP A IS{ellipsis}                    GROUP Y IS{ellipsis}
                        95%                                            30%                                      5%
                        90%                                            30%                                     10%
                        85%                                            25%                                     15%
                        80%                                            25%                                     20%
                        75%                                            20%                                     25%
                        70%                                            20%                                     30%
                        65%                                            15%                                     35%
                        60%                                            15%                                     40%
                        55%                                            10%                                     45%
                        50%                                            10%                                     50%
                        45%                                             5%                                     55%
                        40%                                             5%                                     60%
                        35%                                             5%                                     65%

We will automatically rebalance your Contract Value in each of the Investment Options on each Quarterly Anniversary until the rider termination date. This rebalancing applies to all of your selected Investment Options and not just the ones that are in Groups A, B or X. If you allocate 5% or less of your Contract Value to the Investment Options in Group A; and 35% or less of your Contract Value to the Investment Options in the combined Groups A, B and X; we will never reduce the percentage of Contract Value you allocated to each group, but we will rebalance your Contract Value in your selected Investment Options on each Quarterly Anniversary according to your selected allocations.

On each Quarterly Anniversary we determine the allocation of Contract Value to your selected Investment Options as follows. First we establish the maximum allowable allocation for each Investment Option group. Then we compute the required allocation for each Investment Option group, which is your allocation instructions adjusted downward if necessary to match the maximum allowable allocation. Lastly we will rebalance the Contract Value in your selected Investment Options according to the required allocations.

THESE INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS WILL TERMINATE WHEN YOUR SELECTED TARGET DATE BENEFIT TERMINATES.

DETERMINING THE MAXIMUM ALLOWABLE AND MINIMUM REQUIRED GROUP ALLOCATION

COMBINED GROUPS A, B AND X. The new maximum allowable allocation for the combined Groups A, B, and X on each Quarterly Anniversary is the lesser of: a) the current maximum allowable allocation for the combined Groups A, B, and X established on the previous Quarterly Anniversary; or b) the maximum allowable allocation for the combined Groups A, B, and X as set out in Table 2 (which appears earlier in this appendix). Table 2 compares the length of time until the initial Target Value Date and the comparison of the current Contract Value to the current Target Value.


GROUPS A AND Y. We then use Table 3 (which appears earlier in this appendix) and the new maximum allowable allocation for the combined Groups A, B and X to determine the new maximum allowable allocation for Group A, and the new minimum required allocation for Group Y.


COMBINED GROUPS B AND X. Lastly, we determine the new maximum allowable allocation for the combined Groups B and X. We make this determination after we compute the required allocation for Group A as described next in this appendix. The new maximum allowable allocation for the combined Groups B and X is the new maximum allowable allocation for the combined Groups A, B and X, less the new required allocation for Group A.


We limit the amount by which the maximum allowable allocation for the Investment Option groups can decrease in any twelve-month period. WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN GROUP A BY MORE


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

THAN 10% IN ANY ONE YEAR, AND WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN THE COMBINED GROUPS A, B AND X BY MORE THAN 15% IN ANY ONE YEAR.

We will allocate any additional Purchase Payments according to your most recent allocation instructions if they comply with the current maximum allowable allocations, but if they do not comply with the current maximum allowable allocations, we will instead allocate any additional Purchase Payments according to the current required allocation as discussed next in this appendix.


NOTE: UNLESS THE MAXIMUM ALLOWABLE ALLOCATION FOR THE COMBINED GROUPS A, B, AND X CHANGES, THE MAXIMUM ALLOWABLE ALLOCATION FOR GROUP A AND THE MINIMUM REQUIRED ALLOCATION FOR GROUP Y WILL NOT CHANGE.

DETERMINING THE REQUIRED GROUP ALLOCATION

YOUR SELECTED ALLOCATIONS COMPLY WITH THE NEW MAXIMUM ALLOWABLE AND NEW MINIMUM REQUIRED ALLOCATIONS. If your selected allocations for Group A, AND the combined Groups B and X, are less than or equal to the new maximum allowable allocations for these groups, the required allocations for the Investment Option groups will be equal to your selected allocations.


YOUR SELECTED ALLOCATION FOR GROUP A COMPLIES WITH THE NEW MAXIMUM ALLOWABLE ALLOCATION, BUT YOUR SELECTED ALLOCATION FOR THE COMBINED GROUPS B AND X EXCEEDS THE NEW MAXIMUM ALLOWABLE ALLOCATION. If your selected allocation for Group A is less than or equal to the new maximum allowable allocation for this group, the required allocation of Contract Value for Group A will be equal to your selected allocation. If your selected allocation for the combined Groups B and X is greater than the new maximum allowable allocation for these groups, then we will decrease the required allocation for the combined Groups B and X to equal the new maximum allowable allocation. We will then take the excess allocation from the combined Groups B and X (your selected allocation minus the new maximum allowable allocation) and apply it to Group Y.

YOUR SELECTED ALLOCATION FOR GROUP A EXCEEDS THE NEW MAXIMUM ALLOWABLE ALLOCATION AND THERE MAY BE A CHANGE IN THE REQUIRED ALLOCATION FOR THE COMBINED GROUPS B AND X. If your selected allocation for Group A is greater than the new maximum allowable allocation for this group, then we will decrease the required allocation for Group A to equal the new maximum allowable allocation. We will then take the excess allocation from Group A (your selected allocation minus the new maximum allowable allocation) and rebalance it as follows.
  a) If your selected allocation for the combined Groups B and X is less than the new maximum allowable allocation for these groups, the new required allocation will be equal to your selected allocation for Groups B and X, plus the excess allocation from Group A, subject to the new maximum allowable allocation for the combined Groups B and X. We will then apply any remaining excess allocation from Group A to Group Y.
  b) If your selected allocation for the combined Groups B and X is greater than or equal to the new maximum allowable allocation for these groups, then we will decrease the new required allocation for the combined Groups B and X to equal the new maximum allowable allocation. We will then take any excess allocation from the combined Groups B and X (your selected allocation minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.

The new required allocation for Group Y is equal to 100% minus the new required allocations to Group A, and minus the new required allocation for Groups B and
X. We will then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option group.


NOTE: WE WILL NEVER REALLOCATE MORE CONTRACT VALUE TO GROUP A THAN YOUR SELECTED ALLOCATION INSTRUCTIONS SPECIFY. HOWEVER, WE MAY REALLOCATE MORE CONTRACT VALUE TO THE COMBINED GROUPS B AND X THAN YOUR ALLOCATION INSTRUCTIONS SPECIFY IF WE REMOVE EXCESS CONTRACT VALUE FROM GROUP A.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

REBALANCING CALCULATION WITHIN THE INVESTMENT OPTION GROUPS
Within the Investment Option groups, the rebalancing calculation formula is:
  a x (b / c)
  where:
     a =The required group allocation on the current Quarterly Anniversary.
     b =The required allocation for each Investment Option as of the Business
       Day immediately preceding the current Quarterly Anniversary.
     c =The required group allocation as of the Business Day immediately preceding the current Quarterly Anniversary.

Because the allocation to each Investment Option must be a whole number, we will round your required allocation to the nearest whole percentage. Transfers of Contract Value between Investment Options will not change the current required allocation for each Investment Option. In order to change the current required allocation when you make a transfer, you must also change your future allocation instructions (see section 2, Purchase - Allocation of Purchase Payments). Any change you make to your future allocation instructions must comply with the current maximum allowable allocations. We will then treat your future allocation instructions as your required allocation until the earlier of the next Quarterly Anniversary, or the Business Day we process any new allocation instructions.


NOTE:

o IT IS POSSIBLE THAT WE MAY MOVE ALL OF YOUR CONTRACT VALUE OUT OF ONE OR
  MORE OR YOUR SELECTED INVESTMENT OPTIONS DUE TO THE PASSAGE OF TIME AND/OR AS CONTRACT VALUE AS A PERCENTAGE OF TARGET VALUE DECREASES.
o YOU WILL BE NOTIFIED BY TRANSACTION CONFIRMATION OF ANY CHANGE TO YOUR SELECTED ALLOCATION IN THE INVESTMENT OPTION GROUPS. IN ORDER TO CHANGE YOUR SELECTED INVESTMENT OPTION ALLOCATION AFTER NOTIFICATION, YOU MUST CHANGE YOUR ALLOCATION INSTRUCTIONS. YOUR NEW ALLOCATION INSTRUCTIONS ARE SUBJECT TO THE CURRENT INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS.
o UNLESS YOU RESET THE INITIAL TARGET VALUE DATE, THE MAXIMUM ALLOWABLE ALLOCATION OF YOUR CONTRACT VALUE TO INVESTMENT OPTIONS IN GROUP A, AND THE MAXIMUM ALLOWABLE ALLOCATION OF YOUR CONTRACT VALUE TO INVESTMENT OPTIONS IN THE COMBINED GROUPS A, B AND X WILL NEVER INCREASE, REGARDLESS OF CONTRACT VALUE PERFORMANCE.
o IF YOU ALLOCATE LESS THAN THE MAXIMUM ALLOWABLE AMOUNT OF CONTRACT VALUE
  TO THE INVESTMENT OPTIONS IN THE COMBINED GROUPS A, B AND X, YOU MAY BE SUBJECT TO FEWER REALLOCATIONS OF YOUR CONTRACT VALUE IN THESE GROUPS DUE TO THE PASSAGE OF TIME AND/OR AS THE COMPARISON OF CONTRACT VALUE AS A PERCENTAGE OF TARGET VALUE DECREASES.
o YOU CAN NEVER ALLOCATE MORE THAN 30% OF YOUR CONTRACT VALUE TO
  INVESTMENT OPTION GROUP A, OR MORE THAN 95% OF YOUR CONTRACT VALUE TO INVESTMENT OPTION IN THE COMBINED GROUPS A, B AND X.
o WE CANNOT REQUIRE YOU TO HAVE LESS THAN 5% OF YOUR CONTRACT VALUE IN INVESTMENT OPTION GROUP A, NOR CAN WE REQUIRE YOU TO HAVE LESS THAN 35% OF YOUR CONTRACT VALUE IN INVESTMENT OPTION IN THE COMBINED GROUPS A, B AND X.
o INVESTMENT OPTION GROUP Y HAS NO MAXIMUM LIMIT ON THE PERCENTAGE OF
  CONTRACT VALUE YOU CAN ALLOCATE TO IT.
o THE MAXIMUM ALLOWABLE ALLOCATION FOR THE INVESTMENT OPTION GROUPS CAN
  DECREASE AS THE NUMBER OF YEARS UNTIL THE INITIAL TARGET VALUE DATE DECREASES AND AS THE COMPARISON OF CONTRACT VALUE AS A PERCENTAGE OF TARGET VALUE DECREASES. WE LIMIT THE AMOUNT BY WHICH THE MAXIMUM ALLOWABLE ALLOCATION FOR THE INVESTMENT OPTION GROUPS CAN DECREASE IN ANY TWELVE-MONTH PERIOD. WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN GROUP A BY MORE THAN 10% IN ANY ONE YEAR, AND WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN THE COMBINED GROUPS A, B AND X BY MORE THAN 15% IN ANY ONE YEAR.

EXAMPLES OF QUARTERLY REBALANCING
This example shows how we apply quarterly rebalancing under the Target Date 10 Benefit. We are demonstrating significant losses in your Contract Value in order to illustrate the most possible changes over a short period of time. This may not be an accurate reflection of your actual performance.

o You purchased a Contract with an initial Purchase Payment of $100,000.
  You selected the Target Date 10 Benefit at issue and you selected the twelfth Contract Anniversary as your initial Target Value Date. Your initial Target Value is equal to your initial Purchase Payment of $100,000. You make no additional Purchase Payments, withdrawals, or transfers and you do not change your selected allocations after the Issue Date.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

o On the Issue Date, you have twelve complete Contract Years until the initial Target Value Date, and the Contract Value is equal to the Target Value. On the Issue Date, the maximum allowable allocation of Contract Value to the Investment Options in Group A is 30%, and to the combined Groups A, B, and X it is 95%. The minimum required allocation for Group Y is 5% of Contract Value. You choose to allocate 75% of your Contract Value to the combined Groups A, B and X (with 25% to Group A, and 50% to the combined Groups B and
  X) and 25% of your Contract Value to Group Y. You allocate your Contract Value to the Investment Options as follows.

                    INVESTMENT OPTION GROUP CONTRACT VALUE ALLOCATED TO EACH INVESTMENT OPTION
Investment Option 1            A                                   15%
Investment Option 2            A                                   10%
Investment Option 3            B                                   20%
Investment Option 4            B                                   15%
Investment Option 5            X                                   15%
Investment Option 6            Y                                   25%

o During the first two Contract Years you experience the following performance.

QUARTERLY   CONTRACT   TARGET  CONTRACT   YEARS   MAXIMUM ALLOWED NEW MAXIMUM    NEW MAXIMUM      REQUIRED    REQUIRED    REQUIRED
ANNIVERSARY   VALUE    VALUE   VALUE AS   UNTIL         IN         ALLOWABLE      ALLOWABLE      ALLOCATION  ALLOCATION  ALLOCATION
                                A % OF   INITIAL  COMBINEDGROUPS  ALLOCATION    ALLOCATION FOR       FOR         FOR         FOR
                                TARGET    TARGET  A, B AND X PER      FOR          GROUP A         GROUP A    COMBINED     GROUP Y
                                 VALUE    VALUE       TABLE 2      COMBINED                                    GROUPS
                                           DATE                     GROUPS                                     B AND X
                                                                  A, B AND X
Issue Date  $100,000  $100,000   100%       12          95%           95%            30%             25%         50%         25%
1st         $ 87,000  $100,000    87%       12          85%           85%            25%             25%         50%         25%
2nd         $ 93,000  $100,000    93%       12          90%           85%            25%             25%         50%         25%
3rd         $ 73,000  $100,000    73%       12          75%           80%            25%             25%         50%         25%
4th         $ 89,000  $100,000    89%       11          85%           80%            25%             25%         50%         25%
5th         $ 79,000  $100,000    79%       11          75%           75%            20%             20%         55%         25%
6th         $ 73,000  $100,000    73%       11          70%           70%            20%             20%         50%         30%

o On the first Quarterly Anniversary, your Contract Value has declined to 87% of the Target Value ($87,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 85% (the lesser of the current maximum allowable allocation (95%), or the maximum allowable allocation from Table 2 (85%)). According to Table 3, the new maximum allowable allocation for Group A has decreased to 25% and the table would indicate the new minimum required allocation for Group Y has increased to 15%. However the actual required allocation to Group Y is equal to 100% minus the new required allocation for Group A (25%) and minus the new required allocation for Groups B and X (50%), or 25%. Because your selected allocations comply with the new maximum allowable and minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.
o On the second Quarterly Anniversary, your Contract Value has increased to 93% of the Target Value ($93,000 / $100,000). Although the maximum allowable allocation for the combined Groups A, B and X from Table 2 has increased to 90%, the new maximum allowable allocation for Contract Value to the combined Groups A, B and X will not change at this time because it is based on the LESSER of the current maximum allowable allocation (85%), or the maximum allowable allocation from Table 2 (90%). Because there is no change in the maximum allocation for the combined Groups A, B, and X, there is no change in the new maximum allowable allocation for Group A, or the new minimum required allocation for Group Y. Because your selected allocations comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

o On the third Quarterly Anniversary, your Contract Value has declined to 73% of the Target Value ($73,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X would now decrease to 75% (the lesser of the current maximum allowable allocation (85%), or the maximum allowable allocation from Table 2 (75%)). However the maximum allowable allocation for the combined Groups A, B, and X cannot decrease by more than 15% in any twelve-month period. Because the maximum allowable allocation for the combined Groups A, B, and X was 95% on the Issue Date, the new maximum allowable allocation for the combined Groups A, B, and X is 80%. According to Table 3, the new maximum allowable allocation for Group A remains at 25% and the table would indicate the new minimum required allocation for Group Y has increased to 20%. However the actual required allocation to Group Y is equal to 100% minus the new required allocation for Group A (25%) and minus the new required allocation for Groups B and X (50%), or 25%. Because your selected allocations comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.
o On the fourth Quarterly Anniversary, your Contract Value has increased to 89% of the Target Value ($89,000 / $100,000). The fourth Quarterly Anniversary is also the first Contract Anniversary and there are now eleven complete Contract Years until the initial Target Value Date. Although the maximum allowable allocation for the combined Groups A, B and X from Table 2 has increased to 85%, the new maximum allowable allocation for Contract Value to the combined Groups A, B and X will not change at this time because it is based on the LESSER of the current maximum allowable allocation (80%), or the maximum allowable allocation from Table 2 (85%). Because there is no change in the maximum allocation for the combined Groups A, B, and X, there is no change in the new maximum allowable allocation for Group A, or the new minimum required allocation for Group Y. Because your selected allocations comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.
o On the fifth Quarterly Anniversary, your Contract Value has declined to 79% of the Target Value ($79,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 75% (the lesser of the current maximum allowable allocation (80%), or the maximum allowable allocation from Table 2 (75%)). According to Table 3, the new maximum allowable allocation for Group A has decreased to 20%, and the new minimum required allocation for Group Y has increased to 25%. Because your selected allocations do not comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to the following required allocations. The required allocation for Group A is 20% (the lesser of your selected allocation for Group A (25%), or the new maximum allowable allocation (20%)). The new maximum allowable allocation for the combined Groups B and X has increased to 55% (the new maximum allowable allocation for the combined Groups A, B and X (75%), less the new required allocation for Group A (20%)). Because your selected allocation for Groups B and X (50%) is less than the new maximum allowable allocation (55%), we will remove the 5% excess allocation from Group A and apply it to the combined Groups B and X. The new required allocation for Groups B and X is 55%. Because we were able to apply all the excess allocation from Group A to the combined Groups B and X, the required allocation for Group Y is equal to your selected allocation. We will then rebalance your Contract Value within the Investment Options as follows.

                    INVESTMENT OPTION GROUP REBALANCING CALCULATION ALLOCATION AFTER THE QUARTERLY REBALANCING
                                                [A X (B / C)]*
Investment Option 1            A              = 20% x (15% / 25%)                      12%
Investment Option 2            A              = 20% x (10% / 25%)                       8%
Investment Option 3            B              = 55% x (20% / 50%)                      22%
Investment Option 4            B              = 55% x (15% / 50%)                      17%
Investment Option 5            X              = 55% x (15% / 50%)                      16%
Investment Option 6            Y              = 25% x (25% / 25%)                      25%

* "a" is the required group allocation on the current Quarterly Anniversary, "b" is the required allocation for each Investment Option as of the previous Quarterly Anniversary, and "c" is the required group allocation as of the previous Quarterly Anniversary.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

o On the sixth Quarterly Anniversary, your Contract Value has declined to 73% of the Target Value ($73,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 70% (the lesser of the current maximum allowable allocation (75%), or the maximum allowable allocation from Table 2 (70%)). According to Table 3, the new maximum allowable allocation for Group A remains at 20%, and the new minimum required allocation for Group Y increases to 30%. Because your selected allocations do not comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to the following required allocations. The required allocation for the combined Groups A, B and X is 70% (the lesser of your selected allocation for the combined Groups A, B and X (75%), or the new maximum allowable allocation (70%)). The required allocation for Group A is 20% (the lesser of your selected allocation for Group A (25%), or the new maximum allowable allocation (20%)). The new maximum allowable allocation for the combined Groups B and X has decreased to 50% (the new maximum allowable allocation for the combined Groups A, B and X (70%), less the new required allocation for Group A (20%)). Because your selected allocation for the combined Groups B and X (50%) is already equal to the new maximum allowable allocation (50%), the required allocation for the combined Groups B and X is equal to your selected allocation. Instead we will remove the 5% excess allocation from Group A and apply it to Group Y. We will then rebalance your Contract Value within the Investment Options as follows.

                    INVESTMENT OPTION GROUP REBALANCING CALCULATION ALLOCATION AFTER THE QUARTERLY REBALANCING
                                                [A X (B / C)]*
Investment Option 1            A              = 20% x (12% / 20%)                      12%
Investment Option 2            A              = 20% x (8% / 20%)                        8%
Investment Option 3            B              = 50% x (22% / 55%)                      20%
Investment Option 4            B              = 50% x (17% / 55%)                      15%
Investment Option 5            X              = 50% x (16% / 55%)                      15%
Investment Option 6            Y              = 30% x (25% / 25%)                      30%

* "a" is the required group allocation on the current Quarterly Anniversary, "b" is the required allocation for each Investment Option as of the previous Quarterly Anniversary, and "c" is the required group allocation as of the previous Quarterly Anniversary.

TERMINATION OF A TARGET DATE BENEFIT
Either Target Date Benefit will terminate upon the earliest of the following.
o The Business Day we process your request to remove your selected Target
  Date Benefit from the Contract (the rider termination date).
o The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive the death benefit, then your selected Target Date Benefit will terminate as of the end of the Business Day during which we receive in good order at the Service Center, both due proof of death and an election of the death benefit payment option.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o The Business Day we process your request for a full withdrawal.
o Contract termination.


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

APPENDIX F - THE LIFETIME BENEFITS
There were two Lifetime Benefits: the Lifetime Plus Benefit and the Lifetime Plus 8 Benefit. Neither of these benefits are currently available under this Contract. Both of these benefits have an additional M&E charge as indicated in the following table, and that charge may increase or decrease in certain situations.

                                                              ACCUMULATION PHASE           ANNUITY PHASE
                                                            CURRENT         MAXIMUM     CURRENT AND MAXIMUM
                                                        M&E CHARGE[(1)] M&E CHARGE[(1)]   M&E CHARGE[(1)]
ADDITIONAL M&E CHARGE FOR OPTIONAL BENEFITS[(2)]
 LIFETIME PLUS BENEFIT (AVAILABLE BEFORE APRIL 1, 2009)
   SINGLE LIFETIME PLUS PAYMENTS                             0.70%         1.50%[(3)]           NA
   JOINT LIFETIME PLUS PAYMENTS                              0.85%         1.65%[(4)]           NA
 THE FOLLOWING VERSION OF THIS BENEFIT WAS AVAILABLE FROM JANUARY 26, 2009 UNTIL MARCH 31, 2009.
   LIFETIME PLUS 8 BENEFIT
    SINGLE LIFETIME PLUS PAYMENTS                            0.95%         1.60%[(3)]           NA
    JOINT LIFETIME PLUS PAYMENTS                             1.10%         1.75%[(4)]           NA
 THE FOLLOWING VERSION OF THIS BENEFIT WAS AVAILABLE BEFORE JANUARY 26, 2009.
   LIFETIME PLUS 8 BENEFIT
    SINGLE LIFETIME PLUS PAYMENTS[(5)]                       0.80%         1.60%[(3)]           NA
    JOINT LIFETIME PLUS PAYMENTS[(6)]                        0.95%         1.75%[(4)]           NA

(1)The M&E charge is an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option. We assess the M&E charge against the Accumulation Unit value during the Accumulation Phase and against the Annuity Unit value during the Annuity Phase. We assess an M&E charge during the Annuity Phase on any Contract Value you apply to variable Annuity Payments; there is no M&E charge during the Annuity Phase on any Contract Value you apply to fixed Annuity Payments. For more information, please see section 6, Expenses - Mortality and Expense Risk (M&E) Charge.
(2)The additional M&E charge associated with this optional benefit will continue until the earlier of the benefit's termination, or when your Contract Value is reduced to zero.
(3)This is the maximum charge we could impose if you remove a Covered Person, upon a reset of any of the guaranteed values available under either of the Lifetime Benefits, or if you receive an automatic increase to your Lifetime Plus Payments.
(4)This is the maximum charge we could impose upon a reset of any of the guaranteed values available under either of the Lifetime Benefits, or if you receive an automatic increase to your Lifetime Plus Payments.
(5)On the Benefit Date the current M&E charge reduces to 0.70%, and the maximum M&E charge reduces to 1.50%.
(6)On the Benefit Date the current M&E charge reduces to 0.85%, and the maximum M&E charge reduces to 1.65%.

Except as specified in this appendix, the same terms and conditions apply to each of the Lifetime Benefits. Each of these benefits provides guaranteed lifetime income in the form of partial withdrawals (Lifetime Plus Payments) that are available to you during the Accumulation Phase. The Lifetime Benefits were designed for those who want lifetime income and continued access to both Contract Value and a death benefit for a period of time, as opposed to Annuity Payments that provide higher periodic lifetime income payments but eliminate both your Contract Value and death benefit.

The Lifetime Plus Benefit has a higher Lifetime Plus Payment percentage than what was available under the Lifetime Plus 8 Benefit and offered the ability to begin payments before age 65. The Lifetime Plus 8 Benefit offered the maximum potential initial payment but the simple interest increases do not begin until age 60 and you must wait to begin payments until age 65. Lifetime Plus Payments are annual payments that we initially calculate using your "Benefit Base," your "age band payment percentage," and whether you select single or joint Lifetime Plus Payments, as described in this appendix. Under both of these benefits we will restrict the Investment Options to which you can allocate money under your Contract.

When you selected your benefit you had to choose either single Lifetime Plus Payments for the lifetime of the sole Covered Person, or joint Lifetime Plus Payments for the lifetime of both joint Covered Persons. For joint Lifetime Plus Payments, the joint Covered Persons must qualify as spouses under federal law.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

You can begin receiving Lifetime Plus Payments at any time subject to certain restrictions. Once established, your annual maximum Lifetime Plus Payment may increase each year, but it cannot decrease unless you take an excess partial withdrawal (Excess Withdrawal). Payment increases are automatic and are based upon increases in your Contract Value subject to adjustments for Excess Withdrawals. Both of the Lifetime Benefits also include a Cumulative Withdrawal Benefit, which allows you to control the amount of each Lifetime Plus Payment you receive subject to certain restrictions. Each Benefit Year that you take less than the annual maximum Lifetime Plus Payment that you are entitled to, we add the remaining amount to the Cumulative Withdrawal Value. You can take withdrawals from your Cumulative Withdrawal Value at any time. For more information regarding the Cumulative Withdrawal Benefit, please see the "Lifetime Plus Payments - The Cumulative Withdrawal Benefit" discussion later in this appendix.

THERE ARE SEVERAL IMPORTANT POINTS TO NOTE ABOUT THE LIFETIME BENEFITS.
o None of these benefits create Contract Value or guarantee the performance of any Investment Option.
o You can remove one of the Lifetime Benefits from your Contract provided that you do so before you exercise it. However, if your Contract also includes the No Withdrawal Charge Option, you can only remove a Lifetime Benefit by cancelling your Contract.
o Contracts with one of the Lifetime Benefits are subject to restrictions on the Investment Options available for allocations and transfers. We have put these restrictions in place to support the guarantees that we provide under these benefits, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than the Contract Value you would have had without the benefit.
o Under the Lifetime Plus Benefit you cannot begin receiving Lifetime Plus Payments if any Covered Person is age 91 or older. Under the Lifetime Plus 8 Benefit you cannot begin receiving Lifetime Plus Payments if any Covered Person is younger than age 65 or if any Covered Person is age 91 or older. IF YOU DO NOT BEGIN RECEIVING LIFETIME PLUS PAYMENTS DURING THIS ELIGIBILITY PERIOD, YOUR BENEFIT WILL TERMINATE AND YOU WILL HAVE INCURRED HIGHER CONTRACT CHARGES WITHOUT RECEIVING ANY ADVANTAGE FROM YOUR SELECTED BENEFIT.
  NOTE: JOINT LIFETIME PLUS PAYMENTS ARE NOT AVAILABLE UNDER THE LIFETIME PLUS 8 BENEFIT IF THERE IS MORE THAN A 25-YEAR AGE DIFFERENCE BETWEEN SPOUSES.
o Lifetime Plus Payments received before your Contract Value is reduced to zero will be treated as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, GAINS FROM THE ENTIRE CONTRACT ARE CONSIDERED TO BE DISTRIBUTED FIRST AND ARE SUBJECT TO ORDINARY INCOME TAX.
o If there are joint Covered Persons and one Covered Person dies after joint Lifetime Plus Payments have begun, any payment received by the surviving spouse (who is also a Covered Person) after the date of death and before the survivor reaches age 59 1/2 will be reported as a premature distribution according to the Code.
o ONCE LIFETIME PLUS PAYMENTS BEGIN, YOU CANNOT TERMINATE THEM UNLESS YOU
  TAKE AN EXCESS WITHDRAWAL OF THE ENTIRE CONTRACT VALUE OR YOU REQUEST A FULL ANNUITIZATION.
  - If you terminate Lifetime Plus Payments and instead take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received had you continued to receive Lifetime Plus Payments. However, the ability to terminate Lifetime Plus Payments by taking an Excess Withdrawal is only available if your Contract Value is greater than the Cumulative Withdrawal Value.
  - If you terminate Lifetime Plus Payments and instead request fixed Annuity Payments under a Full Annuitization, the benefit you selected will terminate and we will no longer assess the M&E charge on that portion of the Contract. If you request variable Annuity Payments under a Full Annuitization, the benefit you selected will terminate and we will reduce the M&E charge on that portion of the Contract.
o If you take less than the annual maximum Lifetime Plus Payment you are entitled to in a Benefit Year, you could reduce the chance that you will receive any increase to your annual maximum Lifetime Plus Payment. Allocations to the Cumulative Withdrawal Value (the difference between the maximum Lifetime Plus Payment that you are entitled to and the actual Lifetime Plus Payment you received) do not earn interest or participate in the performance of your selected Investment Options, and the Cumulative Withdrawal Value is not available to your Beneficiaries* upon death. (See the "Lifetime Plus Payments - Cumulative Withdrawal Benefit" discussion later in this appendix.)

* However, if you selected joint Lifetime Plus Payments and upon your death your surviving spouse who is also the joint Covered Person elects to continue the Contract, the Cumulative Withdrawal Value will be available to your spouse.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

ASSIGNMENT OF A CONTRACT WITH ONE OF THE LIFETIME BENEFITS: If you assign the Contract, you cannot change the Covered Person(s). Any existing Contract assignment must be removed before you begin receiving Lifetime Plus Payments. Exceptions to the removal of a Contract assignment may be made in order to comply with applicable law.

NOTE REGARDING THE FLEXIBLE REBALANCING PROGRAM: The flexible rebalancing program is not available to you while your selected Lifetime Benefit is in effect. However, if you remove your Lifetime Benefit from your Contract, you will be able to participate in the flexible rebalancing program after the rider termination date.

NOTE REGARDING PARTIAL WITHDRAWALS: You cannot take a partial withdrawal from specific Investment Options if your Contract includes a Lifetime Benefit.

NOTE: A regulator may require us to block your Contract and thereby we may have to refuse to pay any Lifetime Plus Payments or Cumulative Withdrawals until we receive other instructions.

REMOVING ONE OF THE LIFETIME BENEFITS FROM YOUR CONTRACT
You can remove your selected Lifetime Benefit from your Contract at any time before you exercise it. However, if your Contract also includes the No Withdrawal Charge Option, you can only remove a Lifetime Benefit by cancelling your Contract. You can request the removal of your selected Lifetime Benefit by completing the appropriate form. We must receive this form no later than 30 days before a Contract Anniversary in order to remove the benefit on that anniversary (the rider termination date). We will process your request on the Contract Anniversary (or the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in good order at our Service Center. If you remove one of these benefits from your Contract, we will no longer assess the additional M&E charge associated with it as of the rider termination date. Because the total M&E charge for the Contract changes, we will adjust the number of Accumulation Units so that the Contract Value on the rider termination date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

Although you cannot remove either of the Lifetime Benefits from your Contract after Lifetime Plus Payments begin, you can terminate your selected benefit by:
o taking an Excess Withdrawal of the entire Contract Value, less any withdrawal charge (however, this option is only available if your Contract Value is greater than the Cumulative Withdrawal Value); or
o requesting Annuity Payments under a Full Annuitization based on the greater of the entire Contract Value or Cumulative Withdrawal Value (if applicable).

NOTE: If you terminate your selected Lifetime Benefit by taking an Excess Withdrawal or a Full Annuitization:
o your Lifetime Plus Payments will stop,
o the Accumulation Phase of the Contract will end,
o the death benefit will terminate, and
o if you request Annuity Payments, all annuitized portions of the Contract will terminate as indicated in section 3, The Annuity Phase.

WHO IS CONSIDERED A COVERED PERSON(S)?
For single Lifetime Plus Payments and for:
o solely owned Contracts, the Covered Person is the Owner.
o Contracts owned by a non-individual, the Covered Person is the Annuitant.
o jointly owned Contracts, you chose which Owner was to be the Covered
  Person subject to the maximum age restriction for adding one of the Lifetime Benefits to your Contract (age 80 or younger).

For joint Lifetime Plus Payments, Covered Persons must be spouses and for:
o Non-Qualified Contracts:
  -  spouses must be Joint Owners; or
  - one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or
  - one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

o Qualified Contracts:
  - one spouse must be both the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
  - if the Contract is owned by a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary. However, if we require a non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary solely for the purpose of determining the Lifetime Plus Payment.

You cannot add a Covered Person to your Contract or replace Covered Persons. However, you can remove a Covered Person if you selected joint Lifetime Plus Payments. YOU CAN MAKE THIS CHANGE ONLY ONCE.

Before Lifetime Plus Payments begin, you can request the removal of a joint Covered Person within 30 days before a Contract Anniversary by completing the appropriate form. Once Lifetime Plus Payments have begun, you can request the removal of a joint Covered Person within 30 days before a Benefit Anniversary by completing the appropriate form. We will process your request on the Contract Anniversary* (or Benefit Anniversary,* as applicable) that occurs immediately after we receive your request in good order at our Service Center. Because we are no longer offering any of the Lifetime Benefits, if you remove a joint Covered Person from your Contract we reserve the right to declare a new additional M&E charge for your selected benefit. HOWEVER, WE GUARANTEE THAT ANY NEW ADDITIONAL M&E CHARGE WILL NOT BE GREATER THAN THE MAXIMUM ADDITIONAL M&E CHARGE FOR YOUR SELECTED BENEFIT WITH SINGLE LIFETIME PLUS PAYMENTS THAT WE DECLARED WHEN YOU PURCHASED YOUR CONTRACT AND IS SET FORTH IN THE TABLE AT THE BEGINNING OF THIS APPENDIX. If we change the M&E charge, we will adjust the number of Accumulation Units so that the Contract Value on the anniversary that we process your request will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

* Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.

After the Benefit Date we will not reduce your Lifetime Plus Payment if you remove a Covered Person from your Contract, but we may increase your payment as follows. We will compare your current Lifetime Plus Payment to a payment based on the appropriate percentage for the remaining Covered Person's current age and the current Contract Value as of the Benefit Anniversary that we process your removal request (see the age band table in the "Lifetime Plus Payments" discussion later in this appendix). If the payment based on the appropriate percentage for the remaining Covered Person's current age and Contract Value is greater, we will increase your annual MAXIMUM Lifetime Plus Payment to this new amount. If you chose to receive the maximum payment, the same increase will also apply to the actual Lifetime Plus Payment you receive for the coming year. However, if you chose to receive less than the maximum payment, there will be no change to the actual Lifetime Plus Payment you receive for the coming year and we will apply the difference between your maximum and actual Lifetime Plus Payment to the Cumulative Withdrawal Value.

NOTE: A PERSON WILL NO LONGER QUALIFY AS A COVERED PERSON AND WILL BE REMOVED FROM THE CONTRACT IF THAT PERSON IS NO LONGER AN OWNER, JOINT OWNER, ANNUITANT, SOLE PRIMARY BENEFICIARY, OR SOLE CONTINGENT BENEFICIARY AS REQUIRED ABOVE.

NOTE FOR JOINT LIFETIME PLUS PAYMENTS: The Covered Persons must continue to qualify as spouses under federal law until your selected Lifetime Benefit terminates. Once you declare the Covered Persons, if at any time before your benefit terminates you are no longer spouses, you must send us notice and remove a Covered Person from the Contract.

NOTE FOR JOINT OWNERS THAT SELECTED SINGLE LIFETIME PLUS PAYMENTS: If the Joint Owners are not spouses, Lifetime Plus Payments will stop with the death of any Owner. THIS MEANS THAT IF YOU SELECTED SINGLE LIFETIME PLUS PAYMENTS ON A JOINTLY OWNED CONTRACT, LIFETIME PLUS PAYMENTS COULD STOP EVEN IF THE COVERED PERSON IS STILL ALIVE.

IF YOU BEGIN RECEIVING LIFETIME PLUS PAYMENTS
o You can no longer remove your selected Lifetime Benefit from the Contract.
o Partial Annuitizations are no longer available.
o You can no longer make additional Purchase Payments to the Contract and the automatic investment plan (AIP) will no longer be available to you. If you are participating in the AIP, your participation will stop.
o The free withdrawal privilege will no longer be available to you.
  However, Lifetime Plus Payments and Cumulative Withdrawals are not subject to a withdrawal charge and they will reduce the Withdrawal Charge Basis.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

o Excess Withdrawals (including a full withdrawal of the Contract Value) which are available while you are receiving Lifetime Plus Payments are subject to a withdrawal charge and will reduce the Withdrawal Charge Basis as set out in section 6, Expenses - Withdrawal Charge.
o Any Excess Withdrawal will reduce your annual maximum Lifetime Plus
  Payment proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) on the next Benefit Anniversary after the withdrawal. HOWEVER, IF YOU TAKE AN EXCESS WITHDRAWAL OF YOUR ENTIRE REMAINING CONTRACT VALUE, OR YOU TAKE AN EXCESS WITHDRAWAL THAT REDUCES YOUR LIFETIME PLUS PAYMENT TO BELOW THE ACCEPTABLE MINIMUM, YOUR PAYMENTS WILL STOP AND YOUR BENEFIT WILL TERMINATE ON THE BUSINESS DAY YOU TAKE THE EXCESS WITHDRAWAL.
o The systematic withdrawal program and the dollar cost averaging (DCA) program will no longer be available to you. If you are participating in one of these programs your participation will stop.
o You can only change the ownership of this Contract if you selected joint Lifetime Plus Payments and:
  -  an Owner dies and the spouse continues the Contract, or
  - you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.
o The additional M&E charge for the Lifetime Plus Benefit will continue until the earlier of your benefit's termination, or the total depletion of your Contract Value.
o If you selected the Lifetime Plus 8 Benefit before January 26, 2009, the additional M&E charge for your benefit will decrease as indicated at the beginning of this appendix and it will continue until the earlier of your benefit's termination, or the total depletion of your Contract Value.
o If you selected the Lifetime Plus 8 Benefit from January 26, 2009 until
  March 31, 2009, the additional M&E charge for your benefit will continue until the earlier of your benefit's termination, or the total depletion of your Contract Value.
o If you have the Quarterly Value Death Benefit, the additional M&E charge for the Quarterly Value Death Benefit will continue as long as the death benefit value is greater than zero.
o The Contract Value will continue to fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each Lifetime Plus Payment, Cumulative Withdrawal and Excess Withdrawal (including any withdrawal charge).
o Resets of the 5% Annual Increase under the Lifetime Plus Benefit or the 8% Annual Increase under the Lifetime Plus 8 Benefit are no longer available.
o We will no longer calculate the following values and they will all cease to exist: the Quarterly Anniversary Value under any of the Lifetime Benefits; the 5% Annual Increase under the Lifetime Plus Benefit; and the 8% Annual Increase under the Lifetime Plus 8 Benefit. However, if you selected the Quarterly Value Death Benefit, we will continue to calculate the Quarterly Anniversary Value available under that benefit.
o We may apply an annual payment increase to your annual maximum Lifetime
  Plus Payment on every Benefit Anniversary after Lifetime Plus Payments have begun and before the older Covered Person's 91st birthday. If we increase your annual maximum Lifetime Plus Payment, we reserve the right to change the additional M&E charge for your selected benefit and payment type (single life or joint life) as of the next fifth Benefit Anniversary, subject to the maximum additional M&E charge. This change will take effect 60 days after that fifth Benefit Anniversary if we increased your Lifetime Plus Payment on that Benefit Anniversary or any of the previous four Benefit Anniversaries.
o ONCE LIFETIME PLUS PAYMENTS BEGIN, YOU CANNOT TERMINATE THEM UNLESS YOU
  TAKE AN EXCESS WITHDRAWAL OF THE ENTIRE CONTRACT VALUE OR YOU REQUEST A FULL ANNUITIZATION. However, terminating Lifetime Plus Payments by taking an Excess Withdrawal is only available if your Contract Value is greater than the Cumulative Withdrawal Value.

NOTE REGARDING THE DEATH BENEFITS: If you begin receiving Lifetime Plus Payments, then, on and after the Benefit Date:
o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease on a dollar for dollar basis with each Lifetime Plus Payment we make and any Cumulative Withdrawal or Excess Withdrawal you take (including any withdrawal charge);
o the Traditional Death Benefit value under the Traditional Death Benefit will no longer increase because you can no longer make additional Purchase Payments; and each Lifetime Plus Payment, Cumulative Withdrawal, and any Excess Withdrawal will reduce the Traditional Death Benefit value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge); and

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

o the Quarterly Anniversary Value under the Quarterly Value Death Benefit
  (if applicable) will decrease proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) for each Lifetime Plus Payment, Cumulative Withdrawal and Excess Withdrawal.

LIFETIME PLUS PAYMENTS

To begin receiving Lifetime Plus Payments you must submit a payment election form to our Service Center. Lifetime Plus Payments will begin on the Benefit Date, which must be the 1st or 15th of a calendar month. The Benefit Date will be at least 15 calendar days after your request has been received in good order at our Service Center. Under the Lifetime Plus Benefit the first available Benefit Date you can select is the one that occurs after the Issue Date. Under the Lifetime Plus 8 Benefit the first available Benefit Date you can select is the one that occurs after the younger Covered Person's 65th birthday. Under both benefits, the last available Benefit Date you can select is the one that occurs before the older Covered Person's 91st birthday. THEREFORE, UNDER THE LIFETIME PLUS 8 BENEFIT JOINT LIFETIME PLUS PAYMENTS WILL NEVER BE AVAILABLE IF THERE IS MORE THAN A 25-YEAR AGE DIFFERENCE BETWEEN SPOUSES. If you have not begun receiving Lifetime Plus Payments six months before the older Covered Person's 91st birthday, we will send you written notice that the benefit is about to terminate. If the benefit terminates before you begin receiving Lifetime Plus Payments, you will have incurred higher Contract charges without receiving any explicit advantage from selecting it.

NOTE: IF YOU ADDED ONE OF THE LIFETIME BENEFITS TO YOUR CONTRACT WHEN THE OLDER COVERED PERSON WAS AGE 80, THEN WE WILL EXTEND THE LATEST AVAILABLE BENEFIT DATE BY 30 CALENDAR DAYS IN ORDER TO ALLOW YOU TO RECEIVE THE MAXIMUM BENEFIT FROM THE 5% ANNUAL INCREASE OR 8% ANNUAL INCREASE (AS APPLICABLE). Keep in mind that the Benefit Date must occur on either the 1st or the 15th of a calendar month.

You can elect to receive Lifetime Plus Payments on an annual, semi-annual, quarterly, monthly or semi-monthly basis. Monthly and semi-monthly payments are only available through an electronic transfer of funds. Each Lifetime Plus Payment amount will equal the annual actual Lifetime Plus Payment divided by the number of payments we will make during the Benefit Year. If the scheduled Lifetime Plus Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

If you exercise one of the Lifetime Benefits we will begin making Lifetime Plus Payments as of the Benefit Date. Under the Lifetime Plus Benefit we base the initial payment on the Benefit Base (for more information, see "The Benefit Base" discussion later in this appendix) and the age band payment percentage of the Covered Person (or younger Covered Person, if you select joint Lifetime Plus Payments) as follows:

 SINGLE LIFETIME PLUS PAYMENTS -           ANNUAL MAXIMUM
 AGE BAND OF THE COVERED PERSON   LIFETIME PLUS PAYMENT PERCENTAGE
-------------------------------------------------------------------
            55 to 59                             4%
            60 to 69                             5%
            70 to 79                             6%
           80 or older                           7%

     JOINT LIFETIME PLUS PAYMENTS -               ANNUAL MAXIMUM
 AGE BAND OF THE YOUNGER COVERED PERSON  LIFETIME PLUS PAYMENT PERCENTAGE
--------------------------------------------------------------------------
                60 to 69                                5%
                70 to 74                               5.5%
                75 to 79                                6%
              80 or older                               7%

Under the Lifetime Plus 8 Benefit, we base the initial payment on the Benefit Base and the age band payment percentage of the Covered Person (or younger Covered Person, if you select joint Lifetime Plus Payments) as follows:


                   AGE BAND OF THE COVERED PERSON                              ANNUAL MAXIMUM
(OR YOUNGER OF THE COVERED PERSONS FOR JOINT LIFETIME PLUS PAYMENTS)  LIFETIME PLUS PAYMENT PERCENTAGE
                              65 to 79                                               5%
                            80 or older                                              6%

Future Lifetime Plus Payments will only decrease if you take an Excess Withdrawal, and they may increase if there are any gains in the Contract Value or when the payment percentage increases based on the age of the Covered Person (for more information see "Automatic Annual Payment Increases to the Lifetime Plus Payments" next in this appendix).


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

However, if you take less than the annual maximum Lifetime Plus Payment that you are entitled to in a Benefit Year, you could reduce the chance that you will receive an annual increase to your Lifetime Plus Payment.

AN EXCESS WITHDRAWAL WILL REDUCE YOUR ANNUAL MAXIMUM LIFETIME PLUS PAYMENT PROPORTIONATELY BY THE PERCENTAGE OF CONTRACT VALUE WITHDRAWN ON THE NEXT BENEFIT ANNIVERSARY AFTER THE WITHDRAWAL. TAKING EXCESS WITHDRAWALS MAY CAUSE LIFETIME PLUS PAYMENTS TO STOP, AND YOUR BENEFIT TO TERMINATE.

The annual maximum Lifetime Plus Payment percentage for each age band that is listed in the tables above was set on the rider effective date and will not change during the life of the benefit.

The initial actual Lifetime Plus Payment must either be zero, or at least $100. If we are unable to structure your initial payment so that it complies with these restrictions for the payment frequency you selected, Lifetime Plus Payments will not be available to you and we will contact you to discuss alternate arrangements.

If you take an Excess Withdrawal that reduces your annual maximum Lifetime Plus Payment to less than $100, you must take an Excess Withdrawal of the entire Contract Value, Lifetime Plus Payments will stop, and your benefit will terminate.

Once each Benefit Year you can change the frequency of Lifetime Plus Payments for the following Benefit Year. However, you cannot change the frequency of your payments on or after the Business Day your Contract Value is reduced to zero. On and after the date that your Contract Value is reduced to zero, you will receive the maximum Lifetime Plus Payment you are entitled to at the same frequency you were receiving payments before your Contract Value was reduced to zero.

You must provide notice of any requested change to the frequency of your Lifetime Plus Payment to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we will change the payment frequency on the Benefit Anniversary and the change will remain in effect until the benefit terminates or you request another change.

For Qualified Contracts, if we calculate the required minimum distribution based on the value in this Contract and this amount is greater than your remaining Lifetime Plus Payments for the calendar year, we will do one of the following.
o If you will receive at least one more payment before the end of the calendar year, each remaining Lifetime Plus Payment for the calendar year will be equal to the remaining required minimum distribution divided by the number of payments remaining. However, if this increase causes your actual Lifetime Plus Payment to be greater than the maximum payment, we will deduct the extra from the Cumulative Withdrawal Value (if available). We do not consider this type of increase in your payment to be an annual increase of your Lifetime Plus Payment or an Excess Withdrawal, and it is not subject to a withdrawal charge.
o If you will not receive any more payments before the end of the calendar year, we will instead send you one payment by the end of the calendar year that is equal to the remaining required minimum distribution and we will deduct this payment from the Cumulative Withdrawal Value (if available). We do not consider this type of increase in your payment to be an annual increase of your Lifetime Plus Payment or an Excess Withdrawal, and it is not subject to a withdrawal charge.

We will deduct each Lifetime Plus Payment (and any additional payments resulting from a required minimum distribution) proportionately from the Investment Options. We will continue to allocate the Contract Value among the Investment Options according to your instructions while your benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect (subject to certain restrictions set out in section 4, Investment Options - Transfers, and the "Investment Option Allocation and Transfer Restrictions" discussion later in this appendix).

If you reach a point where the Lifetime Plus Payment you are receiving is greater than your remaining Contract Value, we will credit your Contract with the difference of your Lifetime Plus Payment minus your Contract Value immediately before we make the payment. We will then make the Lifetime Plus Payment and reduce your Contract Value to zero. We make this credit for tax reasons so that this last payment before the Contract Value is reduced to zero will be taxed as a withdrawal and all subsequent Lifetime Plus Payments will be taxed as annuity payments. If your Contract Value is reduced to zero for any reason other than an Excess Withdrawal of the entire Contract Value while the benefit is in effect, then Lifetime Plus Payments will continue as follows.
o For single Lifetime Plus Payments where the Contract is solely owned or owned by a non-individual, Lifetime Plus Payments continue until the death of the Covered Person.
--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

o For single Lifetime Plus Payments where the Contract is jointly owned and the Joint Owners are not spouses, Lifetime Plus Payments continue until the death of the Covered Person.
o For single Lifetime Plus Payments where the Contract is jointly owned by spouses, Lifetime Plus Payments continue until the death of any Joint Owner unless the surviving spouse is the Covered Person and elects to continue the Contract. If the surviving spouse is the Covered Person and elects to continue the Contract, Lifetime Plus Payments continue at 100% of the amount that we were paying when both Owners were alive until the death of the Covered Person.
o For joint Lifetime Plus Payments, Lifetime Plus Payments continue until the deaths of both Covered Persons. Upon the death of an Owner (or the Annuitant if the Contract is owned by a non-individual) who was also a Covered Person, if the surviving spouse continues the Contract, joint Lifetime Plus Payments will continue at 100% of the amount that we were paying when both Covered Persons were alive. However, if the surviving spouse elects to receive the death benefit, then Lifetime Plus Payments will stop.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. On the maximum permitted Income Date, if your Contract Value is greater than zero, we base Annuity Payments on your Contract Value if it includes a Lifetime Benefit but Lifetime Plus Payments have not begun. If you have not selected an Annuity Option we will make payments under the default option described in section 3, The Annuity Phase. However, if your Contract Value is greater than zero and your Contract includes a Lifetime Benefit and Lifetime Plus Payments have begun, we base Annuity Payments on the greater of the Contract Value or Cumulative Withdrawal Value. In addition, if you choose to take fixed Annuity Payments under either Annuity Option 1 or 3, you will instead receive the greater of the following. However, if you select any other Annuity Option, or if you choose to take variable Annuity Payments, these guarantees will not apply.

For single Lifetime Plus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then the fixed Annuity Payments will equal the greatest of:
o annual fixed Annuity Payments under Annuity Option 1 based on the greater of the Contract Value or Cumulative Withdrawal Value; or
o the current annual maximum Lifetime Plus Payment available to you.

For joint Lifetime Plus Payments, if you choose Annuity Option 3 (Joint and Last Survivor Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint Annuitants are the joint Covered Persons, then the fixed Annuity Payments will equal the greatest of:
o annual fixed Annuity Payments under Annuity Option 3 based on the greater of the Contract Value or Cumulative Withdrawal Value; or
o the current annual maximum Lifetime Plus Payment available to you.

In addition, if on the maximum permitted Income Date the current annual maximum Lifetime Plus Payment is greater than the annual fixed Annuity Payment based on the Contract Value, we will send you any remaining Cumulative Withdrawal Value.

THE CUMULATIVE WITHDRAWAL BENEFIT
The Cumulative Withdrawal Benefit was automatically part of the Lifetime Plus Benefit and the Lifetime Plus 8 Benefit. There is no additional fee or charge for the Cumulative Withdrawal Benefit.

The Cumulative Withdrawal Benefit allows you to control the amount of Lifetime Plus Payment you receive before your Contract Value is reduced to zero. You can change the amount of your actual Lifetime Plus Payment for the following Benefit Year by sending us notice. However, after your Contract Value is reduced to zero you are required to take the maximum payment. You must provide notice of any requested change to your actual Lifetime Plus Payment amount to our Service Center at least 30 days before the Benefit Date or Benefit Anniversary (as applicable). If the change is available, we will change your actual Lifetime Plus Payment to your requested amount on the Benefit Date or Benefit Anniversary (as applicable) AND THE CHANGE WILL REMAIN IN EFFECT UNTIL YOU REQUEST ANOTHER CHANGE OR UNTIL YOUR CONTRACT VALUE IS REDUCED TO ZERO.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

The Cumulative Withdrawal Value is the amount of all annual maximum Lifetime Plus Payments that you did not take. The Cumulative Withdrawal Value does not earn interest and it does not increase or decrease due to the performance of your selected Investment Options. It only increases when you take less than your annual maximum Lifetime Plus Payment and it only decreases when you take a Cumulative Withdrawal. The Cumulative Withdrawal Value remains in your Contract Value and your death benefit and does not reduce either value until it is withdrawn as a Cumulative Withdrawal. Your Contract Value will also continue to fluctuate with the performance of your selected Investment Options. The Cumulative Withdrawal Benefit is not available to your Beneficiaries* upon death. IF YOU TAKE LESS THAN THE ANNUAL MAXIMUM LIFETIME PLUS PAYMENT YOU ARE ENTITLED TO IN A BENEFIT YEAR, YOU COULD REDUCE THE CHANCE THAT YOU WILL RECEIVE ANY INCREASE TO YOUR ANNUAL MAXIMUM LIFETIME PLUS PAYMENT. (For more information, see the "Automatic Annual Payment Increases to the Lifetime Plus Payments" discussion that appears next in this appendix.)


* However, if you selected joint Lifetime Plus Payments and upon your death your surviving spouse who is also the joint Covered Person elects to continue the Contract, the Cumulative Withdrawal Value will be available to your spouse.

You can take withdrawals from your Cumulative Withdrawal Value at any time. Any portion of a withdrawal that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal, and any portion of a withdrawal that is greater than your Cumulative Withdrawal Value is an Excess Withdrawal. Each Cumulative Withdrawal must be at least $100, or your entire Cumulative Withdrawal Value.

Cumulative Withdrawals are not subject to a withdrawal charge. However, each Cumulative Withdrawal will reduce your Contract Value, Withdrawal Charge Basis and Cumulative Withdrawal Value on a dollar for dollar basis, and it will reduce the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) proportionately by the percentage of Contract Value withdrawn.

If your Contract Value is reduced to zero for any reason other than an Excess
Withdrawal:
o we will send you any remaining Cumulative Withdrawal Value,
o your Cumulative Withdrawal Benefit will terminate,
o you will receive your maximum Lifetime Plus Payment (actual Lifetime
  Plus Payments are not available after the Contract Value is reduced to zero) at the payment frequency you previously selected, and
o your Lifetime Plus Payments will continue as indicated in the "Termination of a Lifetime Benefit" discussion that appears later in this appendix.

However, if your Contract Value is reduced to zero because of an Excess Withdrawal, your Cumulative Withdrawal Benefit and your selected benefit will terminate.

AUTOMATIC ANNUAL PAYMENT INCREASES TO THE LIFETIME PLUS PAYMENTS
On each Benefit Anniversary after the Benefit Date, and before the older Covered Person's 91st birthday, we may increase your Lifetime Plus Payment if there is any gain in the Contract Value since the previous Benefit Anniversary or when the Lifetime Plus Payment percentage increases based on the age of the Covered Person as follows.

If at the end of the Benefit Year you have taken your annual maximum Lifetime Plus Payment (as actual Lifetime Plus Payments and/or Cumulative Withdrawals) you will automatically receive an increase to next year's annual maximum Lifetime Plus Payment if the Contract Value on the current Benefit Anniversary is greater than the Contract Value from one year ago on the previous Benefit Anniversary (or, in the case of the first Benefit Anniversary, on the Benefit
Date). If the Contract Value has increased, we calculate the percentage of growth between these two Contract Values and increase your annual maximum Lifetime Plus Payment by this percentage. For example, if your Contract Value increases by 5%, your annual maximum Lifetime Plus Payment will increase by 5%.

In addition, you are also eligible to receive an increase to your annual maximum Lifetime Plus Payment regardless of whether or not you have taken your annual maximum Lifetime Plus Payment during the Benefit Year. We will increase your annual maximum Lifetime Plus Payment on a Benefit Anniversary if the payment percentage for the current age of the Covered Person (or younger Covered Person in the case of joint Lifetime Plus Payments) multiplied by the Contract Value on the current Benefit Anniversary results in a higher annual maximum Lifetime Plus Payment. In this case, we will increase your annual maximum Lifetime Plus Payment to this new value as of the Benefit Anniversary.

IF YOUR ANNUAL ACTUAL LIFETIME PLUS PAYMENT IS LESS THAN THE ANNUAL MAXIMUM YOU ARE ENTITLED TO, AN AUTOMATIC ANNUAL INCREASE TO YOUR ANNUAL MAXIMUM LIFETIME PLUS PAYMENT MAY NOT INCREASE THE ACTUAL LIFETIME PLUS PAYMENT YOU RECEIVE. If you request payments be made to you in a dollar amount, any automatic annual payment

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------
increase does not increase your actual Lifetime Plus Payment. If you request payments be made to you in a percentage, any automatic annual payment increase will increase the dollar amount of your actual Lifetime Plus Payment, but it does not increase your requested percentage. For example, you request an annual actual Lifetime Plus Payment of 80% of your annual maximum, which produces an annual actual Lifetime Plus Payment of $800. If your annual maximum Lifetime Plus Payment increases by 10%, your actual annual payment percentage will remain at 80%, but you will now receive an annual actual Lifetime Plus of $880. If instead you request an annual actual Lifetime Plus Payment of $800, and your annual maximum Lifetime Plus Payment increases by 10%, your actual annual payment remains at $800.

NOTE: AUTOMATIC ANNUAL PAYMENT INCREASES TO THE LIFETIME PLUS PAYMENTS ARE NO LONGER AVAILABLE AFTER THE OLDER COVERED PERSON'S 91ST BIRTHDAY OR ON OR AFTER THE BUSINESS DAY YOUR CONTRACT VALUE IS REDUCED TO ZERO.

Because we are no longer offering any of the Lifetime Benefits, if you receive an annual payment increase to your annual maximum Lifetime Plus Payment on the current Benefit Anniversary or any of the previous four Benefit Anniversaries we reserve the right to declare a new additional M&E charge for your selected benefit and payment type (single life or joint life) on the next fifth Benefit Anniversary (for example, on the fifth, tenth and fifteenth Benefit Anniversaries). HOWEVER, WE GUARANTEE THAT ANY NEW ADDITIONAL M&E CHARGE WILL NOT BE GREATER THAN THE MAXIMUM ADDITIONAL M&E CHARGE FOR YOUR SELECTED BENEFIT AND PAYMENT TYPE (SINGLE LIFE OR JOINT LIFE) THAT WE DECLARED WHEN YOU PURCHASED YOUR CONTRACT AND IS SET FORTH IN THE TABLE AT THE BEGINNING OF THIS APPENDIX.

If you have not received an increase to your Lifetime Plus Payment on any of these five Benefit Anniversaries, we will not change the additional M&E charge for your selected benefit.

We will make any change to the M&E charge as of the 60th day after the current fifth Benefit Anniversary, or on the next Business Day if the 60th day is not a Business Day. If we change the additional M&E charge, then we will adjust the number of Accumulation Units so that the Contract Value on the 60th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

If this change reduces the additional M&E charge for your benefit, then we will make the change and send you a confirmation letter.

If this change increases the additional M&E charge for your benefit, we will send you written notice of the intended increase and provide you at least a 30-day notice period to decline the increase. If you decline the increase to the additional M&E charge, you will no longer receive future annual payment increases to your annual maximum Lifetime Plus Payment, but you will keep the most recent annual payment increase. Also, your annual maximum Lifetime Plus Payment will be equal to the annual amount that we established on the current fifth Benefit Anniversary, and it will remain fixed at this level until your benefit terminates, unless you take an Excess Withdrawal. IF YOU DO NOT NOTIFY US OF YOUR INTENTION TO DECLINE THE INCREASE TO THE ADDITIONAL M&E CHARGE FOR YOUR BENEFIT DURING THE 30-DAY NOTICE PERIOD, WE WILL ASSUME YOU ACCEPT THE INCREASE AND WE WILL MAKE THE CHANGE. If you accept an increase to the additional M&E charge associated with your benefit, then you continue to be eligible to receive future annual payment increases.

EXAMPLE OF THE ANNUAL PAYMENT INCREASE
o You selected single Lifetime Plus Payments under the Lifetime Plus
  Benefit when you were age 57 and your Contract Value was $100,000. You are the only Owner and are also the Covered Person. Your initial Lifetime Plus Payment percentage is 4% and your Benefit Base is $105,000. You select annual Lifetime Plus Payments. You choose to receive the annual maximum Lifetime Plus Payment as your actual payment and, therefore, there are no allocations to the Cumulative Withdrawal Benefit. Your initial annual Lifetime Plus Payment is $4,200 ($105,000 x 4%).

                           AGE CONTRACT VALUE ANNUAL PAYMENT PERCENTAGE ANNUAL MAXIMUM/ACTUAL LIFETIME PLUS PAYMENT
Benefit Date               57     $100,000               4%                               $4,200
First Benefit Anniversary  58     $102,000               4%                               $4,284
Second Benefit Anniversary 59     $98,000                4%                               $4,284
Third Benefit Anniversary  60     $100,000               5%                               $5,000

o On the first Benefit Anniversary the current Contract Value is greater than the Contract Value on the Benefit Date. The percentage of the increase is ($102,000 - $100,000) / $100,000 = 2%. We then apply a 2% annual payment increase to both the maximum and actual Lifetime Plus Payment ($4,200 x 1.02 = $4,284).

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

o On the second Benefit Anniversary the current Contract Value is less than the Contract Value on the first Benefit Anniversary so there is no annual payment increase due to an increase in the Contract Value. Also, your current annual payment percentage applied to your current Contract Value (4% x $98,000 = $3,920) does not result in a higher payment, so we do not increase your maximum Lifetime Plus Payment at this time.
o On the third Benefit Anniversary the current Contract Value is greater than the Contract Value on the second Benefit Anniversary. The percentage of the increase is ($100,000 - $98,000) / $98,000 = 2%. We then apply a 2% annual payment increase to both the maximum and actual Lifetime Plus Payment ($4,284 x 1.02 = $4,370). However, you crossed an age band since the last Benefit Anniversary and your annual payment percentage has increased to 5%. We then compare your current annual payment percentage applied to your current Contract Value (5% x $100,000 = $5,000) to the current payment (which has been increased to $4,370 as a result of the growth in Contract Value during the past year). Because the Lifetime Plus Payment based on the new percentage and current Contract Value is greater than the payment based on the growth in Contract Value, we will increase the annual maximum Lifetime Plus Payment to $5,000.

EXAMPLE OF THE EFFECT OF THE CUMULATIVE WITHDRAWAL BENEFIT
o Continuing the example above, assume that instead of taking the annual maximum Lifetime Plus Payment as your annual actual payment, you take an annual actual Lifetime Plus Payment of $3,000 during each of the first three Benefit Years, and then you take the entire annual maximum Lifetime Plus Payment as your annual actual payment during the fourth and fifth Benefit Years.

                    AGE CONTRACT    ANNUAL PAYMENT   ANNUAL MAXIMUM LIFETIME PLUS  ANNUAL ACTUAL LIFETIME PLUS       CUMULATIVE
                          VALUE       PERCENTAGE                PAYMENT                      PAYMENT              WITHDRAWAL VALUE
Benefit Date        57  $100,000          4%                    $4,200                        $3,000                   $1,200
First Benefit       58  $103,000          4%                    $4,200                        $3,000                   $2,400
Anniversary
Second Benefit      59  $106,000          4%                    $4,240                        $3,000                   $3,640
Anniversary
Third Benefit       60  $  99,000         5%                    $4,950                        $4,950                   $3,640
Anniversary
Fourth Benefit      61  $102,000          5%                    $5,100                        $5,100                   $3,640
Anniversary

o On the Benefit Date we pay you your actual Lifetime Plus Payment of $3,000 and apply the remaining amount of the maximum Lifetime Plus Payment that you did not take to your Cumulative Withdrawal Value ($4,200 - $3,000 = $1,200).

o On the first Benefit Anniversary the current Contract Value is greater than the Contract Value on the Benefit Date. The percentage of this increase is ($103,000 - $100,000) / $100,000 = 3%. However, because your actual
  Lifetime Plus Payment was less than the maximum payment during the last Benefit Year, we do not apply this increase to your maximum Lifetime Plus Payment. Also, your current annual payment percentage applied to your current Contract Value (4% x $103,000 = $4,120) does not result in a higher payment than your current maximum Lifetime Plus Payment, so we do not increase your maximum payment at this time. We pay you your actual Lifetime Plus Payment of $3,000 and apply the remaining amount of the maximum Lifetime Plus Payment which you did not take ($4,200 - $3,000 = $1,200) to your Cumulative Withdrawal Value, which increases that amount to $2,400.

o On the second Benefit Anniversary the current Contract Value is greater than the Contract Value on the first Benefit Anniversary, but because you took less than the maximum Lifetime Plus Payment during the last Benefit Year, we do not apply this increase to your annual maximum payment. However, your current annual payment percentage applied to your current Contract Value (4% x $106,000 = $4,240) does result in a higher payment, so we increase your maximum Lifetime Plus Payment to this higher amount. Because you are taking less than the annual maximum payment you are entitled to, your actual Lifetime Plus Payment ($3,000) will not change. We will then apply the remaining amount of the maximum Lifetime Plus Payment which you did not take ($4,240 - $3,000 = $1,240) to your Cumulative Withdrawal Value, which increases that amount to $3,640.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

o On the third Benefit Anniversary, although your actual Lifetime Plus
  Payment was less than the maximum Lifetime Plus Payment during the last Benefit Year, you crossed an age band since the last Benefit Anniversary and your annual payment percentage has increased to 5%. We then compare your current annual payment percentage applied to your current Contract Value (5% x $99,000 = $4,950), to the current maximum payment ($4,240), and we increase your annual maximum Lifetime Plus Payment to this higher amount. Because you decided to take your maximum payment as your actual payment during the next year, we will also increase your actual Lifetime Plus Payment to $4,950. However, because you are taking your maximum Lifetime Plus Payment as your actual payment, your Cumulative Withdrawal Value will not increase.

o On the fourth Benefit Anniversary the current Contract Value is greater than the Contract Value on the third Benefit Anniversary. The percentage of the increase is ($102,000 - $99,000) / $99,000 = 3.03%. Because you took your maximum Lifetime Plus Payment as your actual payment last year we apply a 3.03% increase to your annual maximum Lifetime Plus Payment ($4,950 x 1.0303 = $5,100). Because you decided to take your maximum payment as your actual payment during the next year, we will also increase your actual Lifetime Plus Payment to $5,100, but your Cumulative Withdrawal Value will not increase.
o You can take payments from your Cumulative Withdrawal Value at any time while the Cumulative Withdrawal Benefit is in effect. If your Contract Value is reduced to zero while you are taking Lifetime Plus Payments for any reason other than an Excess Withdrawal, we will send you a Cumulative Withdrawal of your entire Cumulative Withdrawal Value and your Lifetime Plus Payments will continue as described in the discussion "Termination of a Lifetime Benefit" later in this appendix. Cumulative Withdrawals do not reduce your Lifetime Plus Payments. Your Cumulative Withdrawal Value also does not earn interest and does not increase or decrease with the performance of your selected Investment Options The Cumulative Withdrawal Value is also not available to your Beneficiaries* upon death.


* However, if you selected joint Lifetime Plus Payments and upon your death your surviving spouse who is the joint Covered Person elects to continue the Contract, the Cumulative Withdrawal Value will be available to your spouse.

EXAMPLE OF THE EFFECT OF AN EXCESS WITHDRAWAL ON THE LIFETIME PLUS PAYMENT

                           CONTRACT       ANNUAL PAYMENT         ANNUAL MAXIMUM/ACTUAL LIFETIME PLUS      CUMULATIVE WITHDRAWAL
                            VALUE           PERCENTAGE                         PAYMENT                            VALUE
Third Benefit              $ 99,000             5%                             $4,950                            $3,640
Anniversary
Fourth Benefit            $  91,000             5%                            $4,669.86                            $0
Anniversary

o Continuing the previous example, assume that during the second month of the fourth Benefit Year you request a withdrawal of $8,820 at a time when the Contract Value is $98,000. First we withdraw your entire Cumulative Withdrawal Value and send you a Cumulative Withdrawal of $3,640. The Cumulative Withdrawal reduces your Contract Value on a dollar for dollar basis, so the Contract Value after the payment is $98,000 - $3,640 = $94,360.
o The remainder of the withdrawal ($8,820 - $3,640 = $5,180) is an Excess Withdrawal. We do not reduce the Excess Withdrawal for the free withdrawal privilege because this privilege is not available once Lifetime Plus Payments have begun. The Excess Withdrawal is a partial withdrawal and is subject to a 3% withdrawal charge, which we calculate as $5,180 / (1 - 0.03) = $5,180 / 0.97 = $5,340.21. The Excess Withdrawal and the
  withdrawal charge also reduce the Contract Value on a dollar for dollar basis ($94,360 - $5,340.21 = $89,019.79). As a percentage of Contract Value, the
  Excess Withdrawal (including the withdrawal charge) represents 5.66% of Contract Value ($5,340.21 / $94,360 = 5.66%).
o On the fourth Benefit Anniversary your Contract Value has decreased and you have not crossed an age band since the last Benefit Anniversary so your annual payment percentage has not increased. Therefore you will not receive an annual increase to your annual maximum Lifetime Plus Payment on this anniversary. However, we will reduce your annual maximum Lifetime Plus Payment for the Excess Withdrawal you took during the fourth Benefit Year. We calculate your annual maximum Lifetime Plus Payment on the fourth Benefit Anniversary as follows: the annual maximum Lifetime Plus Payment from the third Benefit Anniversary reduced by the 5.66% of Contract Value withdrawn as an Excess Withdrawal during the fourth year (including the withdrawal charge we calculated in the previous bullet point), which is $4,950 - (5.66% x $4,950) = $4,950 - $280.17 = $4,669.83. Because your actual payment is equal to the maximum Lifetime Plus Payment for the fifth year, your actual Lifetime Plus Payment also reduces to $4,669.86 and your Cumulative Withdrawal Value will remain at zero.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

THE BENEFIT BASE
We base the initial annual maximum Lifetime Plus Payment on the Benefit Base and the age band payment percentage of the Covered Person(s). YOU CAN ACCESS THE BENEFIT BASE ONLY BY TAKING LIFETIME PLUS PAYMENTS.

On the date you begin receiving Lifetime Plus Payments (the Benefit Date), the Benefit Base is equal to the greatest of:
o the Contract Value,
o the Quarterly Anniversary Value,
o for the Lifetime Plus Benefit, the 5% Annual Increase, or
o for the Lifetime Plus 8 Benefit, the 8% Annual Increase.

NOTE: The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment you will receive.

Beginning on the Benefit Date, your Lifetime Plus Payment will only increase through the automatic annual payment increase feature (which is only available before the older Covered Person's 91st birthday).

NOTE: UNDER THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS 8 BENEFIT, WE NO LONGER CALCULATE THE QUARTERLY ANNIVERSARY VALUE, THE 5% ANNUAL INCREASE OR THE 8% ANNUAL INCREASE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY OR THE BENEFIT DATE. If you have not begun receiving Lifetime Plus Payments as of the older Covered Person's 91st birthday, these values will cease to exist and your benefit will no longer be available to you. However, if you selected the Quarterly Value Death Benefit, we will continue to calculate the Quarterly Anniversary Value under that benefit.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE NOT INCLUDED IN THE PORTIONS OF THE QUARTERLY ANNIVERSARY VALUE, THE 5% ANNUAL INCREASE OR THE 8% ANNUAL INCREASE THAT ARE BASED ON PURCHASE PAYMENTS.

THE QUARTERLY ANNIVERSARY VALUE
We only calculate the Quarterly Anniversary Value during the Accumulation Phase and before the earlier of the older Covered Person's 91st birthday or the Benefit Date on which Lifetime Plus Payments begin. WE NO LONGER CALCULATE THE QUARTERLY ANNIVERSARY VALUE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not begun receiving Lifetime Plus Payments before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the Quarterly Anniversary Value will cease to exist and Lifetime Plus Payments will no longer be available to you.

If the rider effective date was the Issue Date, the Quarterly Anniversary Value on the Issue Date was equal to the Purchase Payment received on the Issue Date. If the rider effective date occurred after the Issue Date, the Quarterly Anniversary Value on the rider effective date was equal to the Contract Value on that date.

On each Business Day, we increase the Quarterly Anniversary Value by the amount of any additional Purchase Payments received that day and we reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Quarterly Anniversary, we process any increase or decrease to the Quarterly Anniversary Value due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day after we do the following calculation. On each Quarterly Anniversary, the Quarterly Anniversary Value is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value as of that Quarterly Anniversary.

ANY WITHDRAWALS TAKEN BEFORE THE BENEFIT DATE AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE QUARTERLY ANNIVERSARY VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Quarterly Anniversary Value, we will deduct more than the amount withdrawn and/or annuitized from the Quarterly Anniversary Value.

CALCULATING THE 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS BENEFIT
We only calculate the 5% Annual Increase during the Accumulation Phase and before the older Covered Person's 91st birthday or before the Benefit Date on which you begin receiving Lifetime Plus Payments. WE NO LONGER CALCULATE THE 5% ANNUAL INCREASE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not exercised the Lifetime Plus Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the 5% Annual Increase will cease to exist and the Lifetime Plus Benefit will no longer be available to you.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

IF YOU SELECTED THE LIFETIME PLUS BENEFIT AT ISSUE AND THERE ARE NO RESETS TO THE 5% ANNUAL INCREASE, then the 5% Annual Increase on the Issue Date was the Purchase Payment received on the Issue Date.

On each Business Day after the Issue Date, we increase the 5% Annual Increase by the amount of any additional Purchase Payments received that day, and we reduce the 5% Annual Increase proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary after the Issue Date, we process any increase or decrease to the 5% Annual Increase due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following anniversary calculations.

On the first Contract Anniversary of the Issue Date, the 5% Annual Increase is equal to the following.
  a + (0.05 x b)
  where:
     a = The 5% Annual Increase as of the immediately preceding Business Day.
     b = Total Purchase Payments* received within 90 days of the Issue Date.
On the second and later Contract Anniversaries of the Issue Date, the 5% Annual Increase is equal to the following.
  c + (0.05 x d)
  where:
     c = The 5% Annual Increase as of the immediately preceding Business Day.
     d = Total Purchase Payments* received more than one year ago and at most 11 years ago. Because the Lifetime Plus Benefit was selected at issue and there was no reset of the 5% Annual Increase on the 11th Contract Anniversary, we exclude Purchase Payments received within 90 days of the Issue Date.
* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

IF YOU SELECT THE LIFETIME PLUS BENEFIT AFTER ISSUE OR THERE IS A RESET TO THE 5% ANNUAL INCREASE, then the 5% Annual Increase on the rider effective date or reset anniversary is equal to the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day after the rider effective date or reset anniversary, as applicable, we increase the 5% Annual Increase by the amount of any additional Purchase Payments received that day, and we reduce the 5% Annual Increase proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary after the rider effective date or reset anniversary, as applicable, we process any increase or decrease to the 5% Annual Increase due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following anniversary calculations.

On the first Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable, the 5% Annual Increase is equal to the following.
  a + (0.05 x b)
  where:
     a = The 5% Annual Increase as of the immediately preceding Business Day.
     b = The Contract Value* as of the rider effective date or reset anniversary, as applicable.
On the second and later Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable, the 5% Annual Increase is equal to the following.
  c + (0.05 x d)
  where:
     c = The 5% Annual Increase as of the immediately preceding Business Day.
     d = The Contract Value* as of the rider effective date or reset anniversary, as applicable, plus total Purchase Payments received more than one year ago and at most 11 years ago, but after the rider effective date or reset anniversary. We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.
* We reduce the Contract Value as of the rider effective date or reset anniversary by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since the rider effective date or reset anniversary.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

RESETTING THE 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS BENEFIT
Before the older Covered Person's 81st birthday and before you exercise the Lifetime Plus Benefit, we automatically reset the 5% Annual Increase to equal the Contract Value if that amount is greater than the 5% Annual Increase on the Contract Anniversary. If we automatically reset the 5% Annual Increase, we may change the additional M&E charge for the Lifetime Plus Benefit and payment type (single life or joint life). Because we are no longer offering the Lifetime Plus Benefit, we reserve the right to declare a new additional M&E charge for the benefit.

If this change reduces the additional M&E charge for the Lifetime Plus Benefit, then we will make the change and send you a confirmation letter.

If this change increases the additional M&E charge for the Lifetime Plus Benefit, we will send you written notice of the intended increase and provide you at least a 30-day notice period to accept the higher additional M&E charge or opt out of future automatic resets. If you accept the higher additional M&E charge, then we will increase the charge 60 days after the reset anniversary, or the next Business Day if the 60th day is not a Business Day.

If instead you "opt out" of future automatic resets, we will not increase the additional M&E charge and you will no longer receive any automatic resets, but you will keep the most recent automatic reset you received. However, if you opt out of the automatic resets before the older Covered Person's 81st birthday and before the Benefit Date, you will still be able to request a manual reset. You can request a manual reset within 30 days following a Contract Anniversary by completing the appropriate form. We will process your manual reset request as of the immediately preceding Contract Anniversary (the reset anniversary) once we receive your request in good order at our Service Center. If the reset anniversary does not fall on a Business Day, we will process your request on the next Business Day. When we process your manual reset request, we will change the 5% Annual Increase to equal the Contract Value as of the reset anniversary.

If you request a manual reset of the 5% Annual Increase, we will also change the M&E charge for the Lifetime Plus Benefit and payment type (single life or joint life). Because we are no longer offering the Lifetime Plus Benefit, we reserve the right to declare a new additional M&E charge for the benefit. We will change the additional M&E charge on the 30th day following the reset anniversary, or the next Business Day if the 30th day is not a Business Day.

IF THERE IS A RESET TO THE 5% ANNUAL INCREASE WE GUARANTEE THAT THE NEW ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS BENEFIT AND PAYMENT TYPE (SINGLE LIFE OR JOINT LIFE) YOU SELECTED WILL NOT BE GREATER THAN THE MAXIMUM ADDITIONAL M&E CHARGE THAT WE DECLARED WHEN YOU PURCHASED YOUR CONTRACT AND IS SET FORTH IN THE TABLE AT THE BEGINNING OF THIS APPENDIX.

If we change the additional M&E charge we will adjust the number of Accumulation Units so that the Contract Value on the day that we increase the charge will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

NOTE: You cannot request a reset:
o if the Contract Value is less than the 5% Annual Increase,
o on or after the older Covered Person's 81st birthday,
o on or after the Benefit Date that you exercise the Lifetime Plus
  Benefit, or
o on or after the Income Date that you take a Full Annuitization.


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

EXAMPLES OF THE 5% ANNUAL INCREASE CALCULATION UNDER THE LIFETIME PLUS BENEFIT
o You purchased a Contract with the Lifetime Plus Benefit. You made an initial Purchase Payment of $50,000 on the Issue Date. You made a second Purchase Payment of $50,000 during the third month of the Contract, and you made a third Purchase Payment of $50,000 during the second Contract Year.

                        ANNIVERSARY                         5% ANNUAL INCREASE
 Issue Date                                                      $ 50,000
-------------------------------------------------------------------------------
 Immediately after Purchase Payment in third month               $100,000
 First Contract Anniversary                                      $105,000
 Immediately after Purchase Payment in second Contract Year      $155,000
 Second Contract Anniversary                                     $160,000
 Third Contract Anniversary                                      $167,500
 Fourth Contract Anniversary                                     $175,000
 Fifth Contract Anniversary                                      $182,500
-------------------------------------------------------------------------------
 Sixth Contract Anniversary                                      $190,000
 Seventh Contract Anniversary                                    $197,500
 Eighth Contract Anniversary                                     $205,000
 Ninth Contract Anniversary                                      $212,500
 Tenth Contract Anniversary                                      $220,000
-------------------------------------------------------------------------------
 11th Contract Anniversary                                       $222,500
 12th Contract Anniversary                                       $225,000
 13th Contract Anniversary                                       $225,000

  o On the Issue Date the 5% Annual Increase is equal to the Purchase
     Payment received on the Issue Date ($50,000).
  o During the third month, on the Business Day we receive the additional Purchase Payment, we add that payment to the 5% Annual Increase ($100,000 = $50,000 + $50,000).
  o On the first Contract Anniversary, since the total Purchase Payments received within the first 90 days are $100,000, we credit 5% of $100,000 to the 5% Annual Increase ($105,000 = $100,000 + (0.05 x $100,000)).
  o During the second Contract Year, on the Business Day we receive the additional Purchase Payment, we add that payment to the 5% Annual Increase ($155,000 = $105,000 + $50,000).
  o On the second Contract Anniversary, since the total Purchase Payments received more than one year ago and at most 11 years ago were $100,000, we credit 5% of $100,000 to the 5% Annual Increase ($160,000 = $155,000 +
     (0.05 x $100,000)).
  o On the third Contract Anniversary, since the total Purchase Payments received more than one year ago and at most 11 years ago were $150,000, we credit 5% of $150,000 to the 5% Annual Increase ($167,500 = $160,000 +
     (0.05 x $150,000)).
  o On each of the fourth through the tenth Contract Anniversaries, since the total Purchase Payments received more than one year ago and at most 11 years ago were $150,000, we credit 5% of $150,000 ($7,500 = 5% x $150,000)
     to the 5% Annual Increase on each of these anniversaries.
  o On the 11th Contract Anniversary, because the Lifetime Plus Benefit was selected at issue and there was no reset of the 5% Annual Increase, we exclude the Purchase Payments received within 90 days of the Issue Date. Therefore, since the total Purchase Payments received more than one year ago and after the first 90 days of the Issue Date were $50,000, we credit 5% of this $50,000 to the 5% Annual Increase ($222,500 = $220,000 + (0.05 x
     $50,000)).
  o On the 12th Contract Anniversary, since the total Purchase Payments received more than one year ago and at most 11 years ago were $50,000, we credit 5% of this $50,000 to the 5% Annual Increase ($225,000 = $222,500 + (0.05 x $50,000)).
  o On the 13th and later Contract Anniversaries, since there are no Purchase Payments that were received more than one year ago and at most 11 years ago, the 5% Annual Increase remains the same.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

CALCULATING THE 8% ANNUAL INCREASE UNDER THE LIFETIME PLUS 8 BENEFIT
We only calculate the 8% Annual Increase during the Accumulation Phase and before the older Covered Person's 91st birthday or the Benefit Date on which you begin receiving Lifetime Plus Payments. WE NO LONGER CALCULATE THE 8% ANNUAL INCREASE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not begun receiving Lifetime Plus Payments before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the 8% Annual Increase will cease to exist and Lifetime Plus Payments will no longer be available to you.

We only apply the simple interest to the 8% Annual Increase on each Quarterly Anniversary during the Increase Period. The Increase Period begins on the first Quarterly Anniversary after the Increase Start Date. The Increase Start Date is the Contract Anniversary that occurs on or immediately after the sole Covered Person's 60th birthday, or the younger joint Covered Person's 65th birthday. However, if on the Issue Date the sole Covered Person was age 60 or older, or the younger joint Covered Person was age 65 or older, the Increase Start Date will be the Issue Date. The Increase Period ends on the earlier of the Contract Anniversary that occurs 20 years after the Increase Start Date, or the Benefit Date. In addition, during the entire period that we calculate the 8% Annual Increase we also automatically reset the 8% Annual Increase to equal the Contract Value if the Contract Value is greater than the 8% Annual Increase on the Quarterly Anniversary. QUARTERLY ANNIVERSARY RESETS WILL OCCUR DURING THE ENTIRE PERIOD THAT WE CALCULATE THE 8% ANNUAL INCREASE AND NOT JUST DURING THE INCREASE PERIOD.

If you selected the Lifetime Plus 8 Benefit at issue, both the 8% Annual Increase and the increase base on the Issue Date were equal to the Purchase Payment received on the Issue Date. If you selected the Lifetime Plus 8 Benefit after issue, both the 8% Annual Increase and the increase base on the rider effective date were equal to the Contract Value as of the rider effective date.

On each Business Day, we increase both the 8% Annual Increase and the increase base by the amount of any additional Purchase Payments received that day, and we reduce both the 8% Annual Increase and the increase base proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Quarterly Anniversary before the Increase Period, we process any increase or decrease to the 8% Annual Increase and the increase base due to a Purchase Payment received on the Quarterly Anniversary, or a Partial Annuitization or withdrawal taken on the Quarterly Anniversary after we apply any automatic reset. We will automatically reset the 8% Annual Increase and the increase base to equal the Contract Value if the Contract Value on the Quarterly Anniversary is greater than the 8% Annual Increase.

On each Quarterly Anniversary during the Increase Period the 8% Annual Increase is equal to the following:
  A + 0.02 X (B - C)
  Where:
  A =The 8% Annual Increase as of the immediately preceding Business Day;
  B =The increase base as of the immediately preceding Business Day; and C =Purchase Payments* received on or after the previous Quarterly Anniversary.
     However, if you selected the Lifetime Plus 8 Benefit at issue and the Increase Start Date is the Issue Date, then on the first Quarterly Anniversary only, we exclude any Purchase Payments received before the first Quarterly Anniversary.

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

We then compare the 8% Annual Increase to the current Contract Value on the Quarterly Anniversary. If the Contract Value is greater than the 8% Annual Increase, we will automatically reset both the 8% Annual Increase and the increase base to equal the Contract Value. Lastly, we process any increase or decrease to the 8% Annual Increase and the increase base due to a Purchase Payment received on the Quarterly Anniversary, or a Partial Annuitization or withdrawal taken on the Quarterly Anniversary.

AUTOMATIC RESETS OF THE 8% ANNUAL INCREASE UNDER THE LIFETIME PLUS 8 BENEFIT Before the older Covered Person's 91st birthday and before the Benefit Date, we automatically reset the 8% Annual Increase to equal the Contract Value if the Contract Value is greater than the 8% Annual Increase on any of the first and later Quarterly Anniversaries after the rider effective date.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

IF WE RESET THE 8% ANNUAL INCREASE AT ANY TIME DURING THE CONTRACT YEAR, WE MAY CHANGE THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS 8 BENEFIT ON THE NEXT CONTRACT ANNIVERSARY. Because we are no longer offering the Lifetime Plus 8 Benefit, we reserve the right to declare a new additional M&E charge for the benefit. HOWEVER, WE GUARANTEE THAT ANY NEW ADDITIONAL M&E CHARGE WILL NOT BE GREATER THAN THE MAXIMUM ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS 8 BENEFIT AND YOUR SELECTED PAYMENT TYPE (SINGLE LIFE OR JOINT LIFE) THAT WE DECLARED WHEN YOU PURCHASED YOUR CONTRACT AND IS SET FORTH IN THE TABLE AT THE BEGINNING OF THIS APPENDIX.

We will not change the additional M&E charge for the Lifetime Plus 8 Benefit on a Contract Anniversary if you have not received a reset to the 8% Annual Increase during the previous Contract Year. We will make any change to the additional M&E charge for the Lifetime Plus 8 Benefit as of the 60th day after the Contract Anniversary, or on the next Business Day if the 60th day is not a Business Day. If we change the additional M&E charge, then we will adjust the number of Accumulation Units so that the Contract Value on the 60th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

If this change reduces the additional M&E charge for the Lifetime Plus 8 Benefit, then we will make the change and send you a confirmation letter.

If this change increases the additional M&E charge for the Lifetime Plus 8 Benefit, we will send you written notice of the intended increase and provide you at least a 30-day notice period to decline the increase. If you decline the increase to the additional M&E charge, you will no longer receive automatic resets to the 8% Annual Increase, but you will keep all previous resets. IF YOU DO NOT NOTIFY US OF YOUR INTENTION TO DECLINE THE INCREASE TO THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS 8 BENEFIT DURING THE 30-DAY NOTICE PERIOD, WE WILL ASSUME YOU HAVE ACCEPTED THE INCREASE AND WE WILL MAKE THE CHANGE. If you do not decline the increase to the additional M&E charge associated with the Lifetime Plus 8 Benefit, then you continue to be eligible to receive future resets.

NOTE: YOU MUST SPECIFICALLY "OPT OUT" OF FUTURE AUTOMATIC RESETS OF THE 8% ANNUAL INCREASE AT A HIGHER ADDITIONAL M&E CHARGE OTHERWISE WE WILL ASSESS THE HIGHER ADDITIONAL M&E CHARGE.

EXAMPLE OF THE 8% ANNUAL INCREASE CALCULATION UNDER THE LIFETIME PLUS 8 BENEFIT You purchased a Contract with the Lifetime Plus 8 Benefit. You made an initial Purchase Payment of $100,000 on the Issue Date. You made a second Purchase Payment of $10,000 during the eighth quarter (which occurs during the second Contract Year). You are both the sole Owner and the sole Covered Person and were age 59 on the Issue Date. During the Increase Period, we will apply 2% of simple interest to the 8% Annual Increase on a quarterly basis. The Increase Start Date is the first Contract Anniversary (the anniversary on or immediately after your 60th birthday). The Increase Period begins on the first Quarterly Anniversary after the Increase Start Date, which is the fifth Quarterly Anniversary.

  QUARTERLY ANNIVERSARY    CONTRACT VALUE INCREASE BASE 2% QUARTERLY INCREASE AUTOMATIC RESET 8% ANNUAL INCREASE
Issue Date                    $100,000      $100,000                                               $100,000
1st Quarterly Anniversary    $  98,327      $100,000                                               $100,000
2nd Quarterly Anniversary     $102,864      $102,864                             $102,864          $102,864
3rd Quarterly Anniversary     $101,026      $102,864                                               $102,864
4th Quarterly Anniversary/    $99,875       $102,864                                               $102,864
1st Contract Anniversary
5th Quarterly Anniversary     $107,015      $107,015           $2,057            $107,015          $107,015
6th Quarterly Anniversary    $  92,983      $107,015           $2,140                              $109,155
7th Quarterly Anniversary     $100,517      $107,015           $2,140                              $111,295
During the 8th Quarter                      $117,015                                               $121,295
8th Quarterly Anniversary/    $105,732      $117,015           $2,140                              $123,435
2nd Contract Anniversary
9th Quarterly Anniversary     $115,638      $117,015           $2,340                              $125,775
10th Quarterly Anniversary    $128,492      $128,492           $2,340            $128,492          $128,492


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

o On the Issue Date, both the 8% Annual Increase and the increase base are equal to the Purchase Payment received on the Issue Date ($100,000).
o On the first Quarterly Anniversary, the Increase Period has not yet begun but you are entitled to an automatic reset. However, your Contract Value on this anniversary is $98,327, which is less than the 8% Annual Increase so there is no reset at this time. NOTE: THE INCREASE PERIOD WILL NOT BEGIN UNTIL THE FIFTH QUARTERLY ANNIVERSARY, SO YOU WILL NOT RECEIVE ANY 2% INTEREST INCREASES UNTIL THEN.
o On the second Quarterly Anniversary, your Contract Value is $102,864, which is greater than the 8% Annual Increase of $100,000, so we reset both the 8% Annual Increase and the Increase base to equal this amount.
o On the third Quarterly Anniversary, your Contract Value is $101,026, which is less than the 8% Annual Increase of $102,864, so there is no reset.
o The fourth Quarterly Anniversary (which is also the first Contract Anniversary) is the Increase Start Date. However, we will not begin to apply the 2% quarterly increase until the Increase Period begins, which will be the next Quarterly Anniversary. The Contract Value on this anniversary is $99,875, which is less than the 8% Annual Increase of $102,864, so there is no reset.
o On the fifth Quarterly Anniversary the Increase Period begins. We apply the quarterly increase to the increase base and add it to the 8% Annual Increase, which is: (2% x $102,864) + $102,864 = $2,057 + $102,864 =
  $104,921. However, the Contract Value on this anniversary is $107,015, which is greater than the 8% Annual Increase, so we reset both the 8% Annual Increase and the increase base to equal this amount.
o On the sixth Quarterly Anniversary we apply the quarterly increase to the increase base and add it to the 8% Annual Increase, which is: (2% x $107,015) + $107,015 = $2,140 + $107,015 = $109,155. The Contract Value on
  this anniversary is $92,983, which is less than the 8% Annual Increase so there is no reset.
o On the seventh Quarterly Anniversary we apply the quarterly increase to the increase base and add it to the 8% Annual Increase, which is: (2% x $107,015) + $109,155 = $2,140 + $109,155 = $111,295. The Contract Value on
  this anniversary is $100,517, which is less than the 8% Annual Increase so there is no reset.
o During the eighth quarter, on the Business Day we receive the additional Purchase Payment of $10,000 we add that payment to both the increase base ($107,015 + $10,000 = $117,015) and the 8% Annual Increase ($111,295 + $10,000
  = $121,295).
o On the eighth Quarterly Anniversary (which is also the second Contract Anniversary) we apply the quarterly increase to the increase base minus the Purchase Payment we received during the last quarter and add it to the 8% Annual Increase, which is: 2% x ($117,015 - $10,000) + $121,295 = $2,140 +
  $121,295 = $123,435. The Contract Value on this anniversary is $105,732, which is less than the 8% Annual Increase so there is no reset.
o On the ninth Quarterly Anniversary we apply the quarterly increase to the increase base and add it to the 8% Annual Increase, which is: (2% x $117,015) + $123,435 = $2,340 + $123,435 = $125,775. The Contract Value on
  this anniversary is $115,638, which is less than the 8% Annual Increase so there is no reset.
o On the tenth Quarterly Anniversary we apply the quarterly increase to the increase base and add it to the 8% Annual Increase, which is: (2% x $117,015) + $125,775 = $2,340 + $125,775 = $128,115. However, the Contract
  Value on this anniversary is $128,492, which is greater than the 8% Annual Increase, so we reset both the 8% Annual Increase and the increase base to equal this amount.
o Assuming that during the remainder of the Increase Period there were no other resets, no additional Purchase Payments, and no Partial Annuitizations by the 84th Quarterly Anniversary (which is 20 years after the Increase Period began) the 8% Annual Increase would receive an additional 74 quarterly increases of (2% x $128,492)= $2,570 each. On the 84th Quarterly Anniversary the 8% Annual Increase would receive its last quarterly increase, and would be $318,672.
o On each subsequent Quarterly Anniversary after the 20th Contract
  Anniversary and before the Benefit Date, the 8% Annual Increase may increase due to additional Purchase Payments, or due to resets if the Contract Value is greater than the 8% Annual Increase, but the 8% Annual Increase will not receive any more 2% quarterly simple interest increases.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING NOTE REGARDING TRANSFERS FOR CONTRACTS WITH A LIFETIME BENEFIT: We do not count any transfers made under the quarterly rebalancing program for the Lifetime Benefits against any free transfers we allow. We also waive the required minimum transfer amount for transfer made under the quarterly rebalancing program for one of the Lifetime Benefits.

THESE RESTRICTIONS APPLY ONLY TO CONTRACTS WITH ONE OF THE LIFETIME BENEFITS WHILE THE BENEFIT IS IN EFFECT. YOUR INVESTMENT OPTION ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THESE RESTRICTIONS. WHEN YOU SELECTED ONE OF THESE BENEFITS, YOU CONSENTED TO HAVE US REBALANCE YOUR CONTRACT VALUE IN ACCORDANCE WITH THE PROCEDURES DESCRIBED HERE AND IN YOUR CONTRACT. We have put these restrictions in place to support the guarantees that we provide under these benefits, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than the Contract Value you would have had without the benefit.

IF YOU SELECTED ONE OF THE LIFETIME BENEFITS FROM JANUARY 26, 2009 UNTIL MARCH 31, 2009: We require that you have 100% of your total Contract Value in the Group C Investment Options, and we do not permit you to have any of your Contract Value in the Group A or Group B Investment Options.

IF YOU SELECTED ONE OF THE LIFETIME BENEFITS BEFORE JANUARY 26, 2009: We restrict your selection of certain Investment Options and the percentage of Contract Value that you can have in certain Investment Options as follows. We will only allow you to make allocations and transfers to and from the Group A and Group B Investment Options as long as you do not exceed these limitations.
o YOU CANNOT HAVE MORE THAN 25% OF YOUR TOTAL CONTRACT VALUE IN THE GROUP
  A INVESTMENT OPTIONS.
o YOU CANNOT HAVE MORE THAN 70% OF YOUR TOTAL CONTRACT VALUE IN BOTH GROUP
  A AND GROUP B INVESTMENT OPTIONS.
o WE DO NOT LIMIT THE AMOUNT OF CONTRACT VALUE THAT YOU CAN HAVE IN THE
  GROUP C INVESTMENT OPTIONS.

                                GROUP A INVESTMENT OPTIONS[(1)]
AZL Columbia Small Cap Value Fund         AZL TargetPLUS Growth Fund
AZL Columbia Technology Fund              AZL TargetPLUS Moderate Fund
AZL Franklin Small Cap Value Fund         AZL Turner Quantitative Small Cap Growth Fund
AZL Fusion Growth Fund                    AZL Van Kampen Global Real Estate Fund
AZL OCC Opportunity Fund                  Davis VA Financial Portfolio
AZL Schroder Emerging Markets Equity Fund Franklin Income Securities Fund
AZL Schroder International Small Cap Fund Franklin Templeton VIP Founding Funds Allocation Fund
AZL Small Cap Stock Index Fund            PIMCO VIT CommodityRealReturn Strategy Portfolio

(1)FOR ANY LIFETIME BENEFIT ADDED TO YOUR CONTRACT BEFORE JANUARY 26, 2009, THE FOLLOWING FUNDS ARE INCLUDED IN THE GROUP C


INVESTMENT OPTIONS AND ARE NOT INCLUDED IN THE GROUP A INVESTMENT OPTIONS: AZL
  Fusion Growth Fund, AZL TargetPLUS Growth Fund,


AZL TargetPLUS Moderate Fund, Franklin Income Securities Fund, and Franklin
  Templeton VIP Founding Funds Allocation Fund.




                               GROUP B INVESTMENT OPTIONS
AZL AIM International Equity Fund       AZL Oppenheimer International Growth Fund
AZL BlackRock Capital Appreciation Fund AZL PIMCO Fundamental IndexPLUS Total Return Fund
AZL BlackRock Growth Fund               AZL S&P 500 Index Fund
AZL Columbia Mid Cap Value Fund         AZL TargetPLUS Equity Fund
AZL Davis NY Venture Fund               AZL Van Kampen Comstock Fund
AZL Dreyfus Equity Growth Fund          AZL Van Kampen Global Franchise Fund
AZL First Trust Target Double Play Fund AZL Van Kampen Growth and Income Fund
AZL Jennison 20/20 Focus Fund           AZL Van Kampen Mid Cap Growth Fund
AZL JPMorgan Large Cap Equity Fund      Mutual Global Discovery Securities Fund
AZL JPMorgan U.S. Equity Fund           Mutual Shares Securities Fund
AZL NACM International Fund             OpCap Mid Cap Portfolio
AZL Oppenheimer Global Fund             Templeton Growth Securities Fund


--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

                           GROUP C INVESTMENT OPTIONS
AZL Fusion Balanced Fund              PIMCO VIT All Asset Portfolio
AZL Fusion Moderate Fund              PIMCO VIT Emerging Markets Bond Portfolio
AZL Money Market Fund                 PIMCO VIT Global Bond Portfolio (Unhedged)
AZL TargetPLUS Balanced Fund          PIMCO VIT High Yield Portfolio
AZL Van Kampen Equity and Income Fund PIMCO VIT Real Return Portfolio
BlackRock Global Allocation V.I. Fund PIMCO VIT Total Return Portfolio
Franklin High Income Securities Fund Templeton Global Bond Securities Fund Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010

THESE INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS WILL TERMINATE WHEN YOUR BENEFIT TERMINATES.


In addition, on each Quarterly Anniversary we will automatically rebalance the amount of Contract Value in each of your selected Investment Options to return you to your selected Investment Option allocation mix based on your most recent allocation instructions for future Purchase Payments. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Quarterly rebalancing helps you maintain your specified allocation mix among the different Investment Options. There are no fees for the quarterly rebalancing transfers we make, and we do not currently count these transfers against any free transfers that we allow. This rebalancing applies to all of your selected Investment Options and not just the ones that are in Group A or Group B. Keep in mind the transfers of Contract Value between the Investment Options will not change the allocation instructions for any future Purchase Payments and will not change how we rebalance your Contract Value on each Quarterly Anniversary. In order to change the quarterly rebalancing of your Contract Value when you make a transfer, you must change your allocation instructions.

We will not recategorize the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding additions or deletions to the Investment Option groups.

NOTE REGARDING THE MINIMUM TRANSFER AMOUNT: We waive the $1,000 minimum transfer amount for transfers made under the allocation and transfer restrictions for one of the Lifetime Benefits.

TAXATION OF LIFETIME PLUS PAYMENTS
Lifetime Plus Payments that you receive before your Contract Value is reduced to zero will be treated as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, GAINS FROM THE ENTIRE CONTRACT ARE CONSIDERED TO BE DISTRIBUTED FIRST AND ARE SUBJECT TO ORDINARY INCOME TAX. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. While tax law is not entirely clear as to the proper tax treatment, we intend to treat Lifetime Plus Payments that you receive on or after your Contract Value has been reduced to zero as Annuity Payments under a Full Annuitization. For Qualified Contracts, the entire Lifetime Plus Payment will most likely be subject to ordinary income tax. In addition, if any Owner is younger than age 59 1/2, Lifetime Plus Payments may be subject to a 10% federal penalty tax. Lifetime Plus Payments are not subject to a withdrawal charge. If you are taking withdrawals from the Contract under Section 72(t) or 72(q) of the Code and you begin Lifetime Plus Payments before the required series of withdrawals is complete, you may incur a 10% federal penalty tax.

TERMINATION OF A LIFETIME BENEFIT
BEFORE THE BENEFIT DATE, YOUR BENEFIT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day we process your request to remove your selected
  Lifetime Plus Benefit from the Contract (the rider termination date).
o The date of death of all Covered Persons.
o The older Covered Person's 91st birthday.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o The Business Day we process your request for a full withdrawal.
o Contract termination.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

ON AND AFTER THE BENEFIT DATE THAT YOU BEGIN RECEIVING LIFETIME PLUS PAYMENTS, YOUR BENEFIT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day you take an Excess Withdrawal of the entire Contract
  Value. If you take an Excess Withdrawal that reduces your annual maximum Lifetime Plus Payment to less than $100, you must take an Excess Withdrawal of the entire Contract Value.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o For single Lifetime Plus Payments when the Contract is solely owned or owned by a non-individual, the date of death of the Covered Person.
o For single Lifetime Plus Payments when the Contract is jointly owned and the Joint Owners are not spouses, the date of death of any Joint Owner.
o For single Lifetime Plus Payments when the Contract is jointly owned by spouses, the date of death of any Joint Owner unless the surviving spouse is the Covered Person and elects to continue the Contract. If the surviving spouse who is also the Covered Person continues the Contract, your benefit will terminate on the date of death of the Covered Person.
o For joint Lifetime Plus Payments, the date of death of both Covered
  Persons. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse, who is also a Covered Person, elects to receive the death benefit payout instead of continuing the Contract, then Lifetime Plus Payments will stop and your benefit will terminate as of the end of the Business Day during which we receive in good order at the Service Center, both due proof of death and an election of the death benefit payment option.
o Contract termination.


APPENDIX G - NO WITHDRAWAL CHARGE OPTION
The No Withdrawal Charge Option is an optional benefit that is no longer available under this Contract. The No Withdrawal Charge Option eliminated the withdrawal charge under the Contract and carried a 0.35% additional M&E charge during the Accumulation Phase. There was no additional M&E charge for this optional benefit during the Annuity Phase. We cannot increase the additional M&E charge for the No Withdrawal Charge Option once it has been added to your Contract. We calculate the additional M&E charge as discussed in section 6, Expenses - Mortality and Expense Risk (M&E) Charges. YOU CANNOT CANCEL THE NO WITHDRAWAL CHARGE OPTION; THE ONLY WAY TO REMOVE THIS OPTIONAL BENEFIT FROM YOUR CONTRACT IS TO TAKE A FULL ANNUITIZATION OR CANCEL YOUR CONTRACT.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

FOR SERVICE OR MORE INFORMATION
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value, and death benefits change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:
  PUBLIC REFERENCE SECTION OF THE COMMISSION
  100 F Street, NE
  Washington, DC 20549

You can contact us at:
  ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
  One Chase Manhattan Plaza, 37[th] Floor
  New York, NY 10005-1423
  (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:
  ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
  P.O. Box 561
  Minneapolis, MN 55440-0561
  (800) 624-0197


If you are sending an application and/or a check to purchase a new Contract, you should send the materials to the Service Center address listed on your application.

--------------------------------------------------------------------------------
     The Allianz Vision[SM] New York Variable Annuity Contract Prospectus -
                                 May 1, 2009
--------------------------------------------------------------------------------

                                      SAI

                      STATEMENT OF ADDITIONAL INFORMATION
                          ALLIANZ VISION[SM ]NEW YORK
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                   ISSUED BY
            ALLIANZ LIFE[{R}] OF NY VARIABLE ACCOUNT C
                           (THE SEPARATE ACCOUNT) AND
                  ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                    (ALLIANZ LIFE OF NEW YORK, WE, US, OUR)


                                 May 1, 2009


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract prospectus, call or write us at:
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                     One Chase Manhattan Plaza, 37th Floor
                            New York, NY 10005-1423
                                 (800) 624-0197

                               TABLE OF CONTENTS
                   ALLIANZ LIFE OF NEW YORK.........................2
                   EXPERTS..........................................2
                   LEGAL OPINIONS...................................2
                   DISTRIBUTOR......................................2
                   REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE3
                   FEDERAL TAX STATUS...............................3
                   General..........................................3
                   Diversification..................................4
                   Owner Control....................................4
                   Contracts Owned by Non-Individuals...............5
                   Income Tax Withholding...........................5
                   Required Distributions...........................5
                   Qualified Contracts..............................6
                   ANNUITY PROVISIONS...............................7
                   Annuity Units/Calculating Variable Annuity Payments7
                   MORTALITY AND EXPENSE RISK GUARANTEE.............7
                   FINANCIAL STATEMENTS.............................7
                   APPENDIX - CONDENSED FINANCIAL INFORMATION.......8



                                                                   VISNYSAI-0509

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

ALLIANZ LIFE OF NEW YORK
Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York. Before January 1, 2003, Allianz Life of New York was known as Preferred Life Insurance Company of New York. We are a subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is also a stock life Insurance company. Allianz Life is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance.

Allianz Life of New York does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life of New York in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS
The financial statements of Allianz Life of NY Variable Account C as of and for the year or period ended December 31, 2008 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the financial statements and supplemental schedules of Allianz Life Insurance Company of New York as of December 31, 2008 and 2007 and for each of the years in the three-year period ended December 31, 2008, included in this SAI in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2008 financial statements and supplemental schedules of Allianz Life of New York refers to an adoption of Statement of Financial Accounting Standards No. 157, Fair Value Measurements, effective January 1, 2008. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life of New York, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life of NY Variable Account C in the following amounts during the last three calendar years:

CALENDAR YEAR      AGGREGATE AMOUNT OF        AGGREGATE AMOUNT OF COMMISSIONS RETAINED BY ALLIANZ LIFE FINANCIAL AFTER PAYMENTS TO
                   COMMISSIONS PAID TO                                           SELLING FIRMS
                 ALLIANZ LIFE FINANCIAL
    2006                      $5,508,561.44                                            $0
    2007                      $5,838,450.54                                            $0
    2008                      $7,945,634.64                                            $0

We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.

As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling," in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,112 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009 payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 47 firms. These payments vary in amount. In 2008, the five firms receiving the largest payments, ranging from $522,495 to $2,345,992, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

     FIRM NAME
----------------------------------
 1   LPL Financial Network
 2   AIG Advisor Group
 3   National Planning Holdings
 4   H D Vest Investment Services
 5   Wachovia Securities



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.
None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life of New York or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life of New York to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS
NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009 dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life of New York.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-
5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:
o no more than 55% of the value of the total assets of the Investment
  Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment
  Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment
  Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment
  Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009 attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
o distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or
o hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 7, Taxes - Distributions - Qualified Contracts.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information, see prospectus section 7, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

ANNUITY PROVISIONS
We base Annuity Payments upon the following:
o Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.
o The adjusted Contract Value on the Income Date.
o The Annuity Option you select.
o The age of the Annuitant and any joint Annuitant.
o The sex of the Annuitant and any joint Annuitant where allowed.

We guarantee fixed Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Annuity Payments, the amount of adjusted Contract Value that you apply to fixed Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Annuity Payments you elect to receive.

ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS
The first Annuity Payment is equal to the amount of Contract Value you are applying to variable Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o divide by the assumed net investment factor for the current Business
  Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of 3% or 4.5% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life of New York guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

FINANCIAL STATEMENTS
The audited financial statements of Allianz Life of New York as of and for the year ended December 31, 2008 included herein should be considered only as bearing upon the ability of Allianz Life of New York to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2008 are also included herein.


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

APPENDIX - CONDENSED FINANCIAL INFORMATION
The financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C are found in this SAI.

Accumulation Unit value (AUV) information corresponding to the highest and lowest M&E charges for the benefits we currently offer under this Contract are found in Appendix B to the prospectus. AUV information for other expense levels and for optional benefits that we no longer offer under this Contract are found below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.

KEY TO BENEFIT OPTION*                                                                                                   M&E CHARGES
VISB  Allianz Vision NY - Contract with the Bonus Option........                                                            1.90%
1....
VISB  Allianz Vision NY - Contract with the Bonus Option, Quarterly Value Death Benefit and                                 3.00%
10.... single Lifetime Plus Payments under the Lifetime Plus 8 Benefit (BEFORE PAYMENTS BEGIN)
VISB  Allianz Vision NY - Contract with the Bonus Option and joint Lifetime Plus Payments                                   2.85%
11.... under the Lifetime Plus 8 Benefit (BEFORE PAYMENTS BEGIN).
VISB  Allianz Vision NY - Contract with the Bonus Option, Quarterly Value Death Benefit, and joint Lifetime Plus            3.15%
12.... Payments under the Lifetime Plus 8 Benefit (BEFORE PAYMENTS BEGIN)
VISB  Allianz Vision NY - Contract with the Bonus Option, Quarterly Value Death Benefit and Target Date Retirement          2.60%
3..... Benefit; and Contract with the Bonus Option and single Lifetime Plus Payments under either the Lifetime Plus
      Benefit or the Lifetime Plus 8 Benefit (ONCE PAYMENTS BEGIN)
VISB  Allianz Vision NY - Contract with the Bonus Option, Quarterly Value Death Benefit and single Lifetime Plus            2.90%
4..... Payments under either the Lifetime Plus Benefit or the Lifetime Plus 8 Benefit
      (ONCE PAYMENTS BEGIN).....................................
VISB  Allianz Vision NY - Contract with the Bonus Option and joint Lifetime Plus Payments under either the Lifetime Plus    2.75%
5..... Benefit or the Lifetime Plus 8 Benefit (ONCE PAYMENTS BEGIN)
VISB  Allianz Vision NY - Contract with the Bonus Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments    3.05%
6..... under either the Lifetime Plus Benefit or the Lifetime Plus 8 Benefit
      (ONCE PAYMENTS BEGIN).....................................
VISB  Allianz Vision NY - Contract with the Bonus Option and Target Date Retirement Benefit                                 2.30%
7....
VISB  Allianz Vision NY - Contract with the Bonus Option and single Lifetime Plus Payments                                  2.70%
9..... under the Lifetime Plus 8 Benefit (BEFORE PAYMENTS BEGIN).
VISC  Allianz Vision NY - Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and Target Date      2.45%
1..... Retirement Benefit; and Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus 8 Benefit (BEFORE PAYMENTS BEGIN)
VISC  Allianz Vision NY - Contract with the the No Withdrawal Charge Option, Quarterly Value Death Benefit and joint        3.00%
10.... Lifetime Plus Payments under the Lifetime Plus 8 Benefit (BEFORE PAYMENTS BEGIN)
VISC  Allianz Vision NY - Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and single        2.75%
2..... Lifetime Plus Payments under the Lifetime Plus 8 Benefit (BEFORE PAYMENTS BEGIN)
VISC  Allianz Vision NY - Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under the       2.60%
3..... Lifetime Plus 8 Benefit (BEFORE PAYMENTS BEGIN)
VISC  Allianz Vision NY - Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and joint         2.90%
4..... Lifetime Plus Payments under the Lifetime Plus 8 Benefit (BEFORE PAYMENTS BEGIN)
VISC  Allianz Vision NY - Contract with the No Withdrawal Charge Option and                                                 2.15%
5..... Target Date Retirement Benefit............................
VISC  Allianz Vision NY - Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under the         2.55%
7..... Lifetime Plus 8 Benefit (BEFORE PAYMENTS BEGIN)
VISC  Allianz Vision NY - Contract with the the No Withdrawal Charge Option, Quarterly Value Death Benefit and single       2.85%
8..... Lifetime Plus Payments under the Lifetime Plus 8 Benefit (BEFORE PAYMENTS BEGIN)
VISC  Allianz Vision NY - Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under the          2.70%
9..... Lifetime Plus 8 Benefit (BEFORE PAYMENTS BEGIN)
VISI  Allianz Vision NY - Base Contract with the Quarterly Value Death Benefit and                                          2.50%
10.... single Lifetime Plus Payments under the Lifetime Plus 8 Benefit (BEFORE PAYMENTS BEGIN)


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

                                       9

VISI  Allianz Vision NY - Base Contract with joint Lifetime Plus Payments under the                                         2.35%
11.... Lifetime Plus 8 Benefit (BEFORE PAYMENTS BEGIN)...........
VISI  Allianz Vision NY - Base Contract with the Quarterly Value Death Benefit and                                          2.65%
12.... joint Lifetime Plus Payments under the Lifetime Plus 8 Benefit (BEFORE PAYMENTS BEGIN)
VISI  Allianz Vision NY - Base Contract with the Quarterly Value Death Benefit                                              1.70%
2.....
VISI  Allianz Vision NY - Base Contract with the Quarterly Value Death Benefit and the Target Date Retirement Benefit;      2.10%
3..... and Base Contract with single Lifetime Plus Payments under either the
      Lifetime Plus Benefit or the Lifetime Plus 8 Benefit (ONCE PAYMENTS BEGIN)
VISI  Allianz Vision NY - Base Contract with the Quarterly Value Death Benefit and single Lifetime Plus Payments under      2.40%
4..... either the Lifetime Plus Benefit or the Lifetime Plus 8 Benefit (ONCE PAYMENTS BEGIN)
VISI  Allianz Vision NY - Base Contract with joint Lifetime Plus Payments under either the                                  2.25%
5..... Lifetime Plus Benefit or the Lifetime Plus 8 Benefit (ONCE PAYMENTS BEGIN)
VISI  Allianz Vision NY - Base Contract with the Quarterly Value Death Benefit and joint Lifetime Plus Payments under       2.55%
6..... either the Lifetime Plus Benefit or the Lifetime Plus 8 Benefit (ONCE PAYMENTS BEGIN)
VISI  Allianz Vision NY - Base Contract with the Target Date Retirement Benefit                                             1.80%
7.....
VISI  Allianz Vision NY - Base Contract with single Lifetime Plus Payments under the                                        2.20%
9..... Lifetime Plus 8 Benefit (BEFORE PAYMENTS BEGIN)...........
VISL  Allianz Vision NY - Contract with the Short Withdrawal Charge Option                                                  1.65%
1.....
VISL  Allianz Vision NY - Contract with the the No Withdrawal Charge Option, Quarterly Value Death Benefit and single       2.75%
10.... Lifetime Plus Payments under either the Lifetime Plus Benefit or the Lifetime Plus 8 Benefit (ONCE PAYMENTS BEGIN)
VISL  Allianz Vision NY - Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under either       2.60%
11.... the Lifetime Plus Benefit or the Lifetime Plus 8 Benefit (ONCE PAYMENTS BEGIN)
VISL  Allianz Vision NY - Contract with the the No Withdrawal Charge Option, Quarterly Value Death Benefit and joint        2.90%
12.... Lifetime Plus Payments under either the Lifetime Plus Benefit or the Lifetime Plus 8 Benefit (ONCE PAYMENTS BEGIN)
VISL  Allianz Vision NY - Contract with the Short Withdrawal Charge Option and Quarterly Value Death Benefit                1.95%
2.....
VISL  Allianz Vision NY - Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and the Target    2.35%
3..... Date Retirement Benefit; and Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus Benefit or the Lifetime Plus 8 Benefit (ONCE PAYMENTS BEGIN)
VISL  Allianz Vision NY - Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and single        2.65%
4..... Lifetime Plus Payments under the Lifetime Plus Benefit or the Lifetime Plus 8 Benefit (ONCE PAYMENTS BEGIN)
VISL  Allianz Vision NY - Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under either    2.50%
5..... the Lifetime Plus Benefit or the Lifetime Plus 8 Benefit (ONCE PAYMENTS BEGIN)
VISL  Allianz Vision NY - Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and joint         2.80%
6..... Lifetime Plus Payments under either the Lifetime Plus Benefit or the Lifetime Plus 8 Benefit (ONCE PAYMENTS BEGIN)
VISL  Allianz Vision NY - Contract with the Short Withdrawal Charge Option and the                                          2.05%
7..... Target Date Retirement Benefit............................
VISL  Allianz Vision NY - Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under either      2.45%
9..... the Lifetime Plus Benefit or the Lifetime Plus 8 Benefit (ONCE PAYMENTS BEGIN)


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

(Number of Accumulation Units in thousands)




                                                Number of
                                      AUV      Accumulation
              Period                  at          Units
              or         AUV at       End      Outstanding
 Benefit      Year       Beginning    of        at End of
 Option *      Ended     of Period    Period     Period
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
Investment Option
------------------------------------------------------------
AZL AIM International Equity Fund
   VISB 1    1.90%
 12/31/2007    N/A 19.276        4
 12/31/2008 19.276 11.062        6
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.279        1
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.382        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.176        0
   VISB 3    2.60%
 12/31/2007    N/A 18.525        0
 12/31/2008 18.525 10.557        5
   VISB 4    2.90%
 12/31/2007    N/A 17.920        0
 12/31/2008 17.920 10.181        1
   VISB 5    2.75%
 12/31/2007    N/A 18.368        0
 12/31/2008 18.368 10.452        4
   VISB 6    3.05%
 12/31/2007    N/A 17.768        0
 12/31/2008 17.768 10.080        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.770        4
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.487        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.663        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.279        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.452        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.557        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.347        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.879        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.592        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.382        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.487        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.628        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.735        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.522        0
   VISI 2    1.70%
 12/31/2007    N/A 19.496        1
 12/31/2008 19.496 11.211        3
   VISI 3    2.10%
 12/31/2007    N/A 19.058        0
 12/31/2008 19.058 10.915        4
   VISI 4    2.40%
 12/31/2007    N/A 18.736        0
 12/31/2008 18.736 10.699        4
   VISI 5    2.25%
 12/31/2007    N/A 18.897        0
 12/31/2008 18.897 10.806        2
   VISI 6    2.55%
 12/31/2007    N/A 18.578        0
 12/31/2008 18.578 10.592        1
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 11.136        4
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.668        0
   VISL 1    1.65%
 12/31/2007    N/A 19.551        1
 12/31/2008 19.551 11.248        9
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.452        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.557        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.347        0
   VISL 2    1.95%
 12/31/2007    N/A 19.221        0
 12/31/2008 19.221 11.025        0
   VISL 3    2.35%
 12/31/2007    N/A 18.790        0
 12/31/2008 18.790 10.735        9
   VISL 4    2.65%
 12/31/2007    N/A 18.473        0
 12/31/2008 18.473 10.522        0
   VISL 5    2.50%
 12/31/2007    N/A 18.630        0
 12/31/2008 18.630 10.628        2

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

                                       11

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 6    2.80%
 12/31/2007    N/A 18.316        0
 12/31/2008 18.316 10.417       12
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.952        0
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.663        1
AZL BlackRock Capital Appreciation Fund
   VISB 1    1.90%
 12/31/2007    N/A 12.936        6
 12/31/2008 12.936  8.076       10
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.756        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.798        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.714        0
   VISB 3    2.60%
 12/31/2007    N/A 12.696        0
 12/31/2008 12.696  7.870        1
   VISB 4    2.90%
 12/31/2007    N/A 12.505        0
 12/31/2008 12.505  7.729        2
   VISB 5    2.75%
 12/31/2007    N/A 12.645        0
 12/31/2008 12.645  7.827        1
   VISB 6    3.05%
 12/31/2007    N/A 12.455        0
 12/31/2008 12.455  7.686        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.958        0
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.842        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.914        3
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.756        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.827        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.870        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.784        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.002        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.885        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.798        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.842        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.899        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.943        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.856        0
   VISI 2    1.70%
 12/31/2007    N/A 13.005        0
 12/31/2008 13.005  8.135        0
   VISI 3    2.10%
 12/31/2007    N/A 12.867        0
 12/31/2008 12.867  8.016        7
   VISI 4    2.40%
 12/31/2007    N/A 12.764        0
 12/31/2008 12.764  7.929        6
   VISI 5    2.25%
 12/31/2007    N/A 12.815        0
 12/31/2008 12.815  7.972       11
   VISI 6    2.55%
 12/31/2007    N/A 12.713        0
 12/31/2008 12.713  7.885        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.106        5
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.930        0
   VISL 1    1.65%
 12/31/2007    N/A 13.023        1
 12/31/2008 13.023  8.150        2
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.827        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.870        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.784        0
   VISL 2    1.95%
 12/31/2007    N/A 12.918        0
 12/31/2008 12.918  8.061        0
   VISL 3    2.35%
 12/31/2007    N/A 12.781        0
 12/31/2008 12.781  7.943        1

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

                                       12

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 4    2.65%
 12/31/2007    N/A 12.679        0
 12/31/2008 12.679  7.856        0
   VISL 5    2.50%
 12/31/2007    N/A 12.730        0
 12/31/2008 12.730  7.899        2
   VISL 6    2.80%
 12/31/2007    N/A 12.628        0
 12/31/2008 12.628  7.813        9
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.032        5
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.914        0
AZL BlackRock Growth Fund
   VISB 1    1.90%
 12/31/2007    N/A 12.980        5
 12/31/2008 12.980  5.005       18
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.650        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.697        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.604        0
   VISB 3    2.60%
 12/31/2007    N/A 12.475        0
 12/31/2008 12.475  4.776       16
   VISB 4    2.90%
 12/31/2007    N/A 12.067        0
 12/31/2008 12.067  4.606        0
   VISB 5    2.75%
 12/31/2007    N/A 12.369        0
 12/31/2008 12.369  4.729        2
   VISB 6    3.05%
 12/31/2007    N/A 11.965        0
 12/31/2008 11.965  4.560        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.873       15
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.744        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.824        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.650        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.729        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.776        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.682        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.922        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.792        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.697        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.744        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.808        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.857        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.760        0
   VISI 2    1.70%
 12/31/2007    N/A 13.129        2
 12/31/2008 13.129  5.072       10
   VISI 3    2.10%
 12/31/2007    N/A 12.834        0
 12/31/2008 12.834  4.938       34
   VISI 4    2.40%
 12/31/2007    N/A 12.617        0
 12/31/2008 12.617  4.840        9
   VISI 5    2.25%
 12/31/2007    N/A 12.725        0
 12/31/2008 12.725  4.889        5
   VISI 6    2.55%
 12/31/2007    N/A 12.510        0
 12/31/2008 12.510  4.792        1
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.038       19
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.827        0
   VISL 1    1.65%
 12/31/2007    N/A 13.166        5
 12/31/2008 13.166  5.089       26
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.729        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.776        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.682        0

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

                                       13

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 2    1.95%
 12/31/2007    N/A 12.944        0
 12/31/2008 12.944  4.988        3
   VISL 3    2.35%
 12/31/2007    N/A 12.653        0
 12/31/2008 12.653  4.857       15
   VISL 4    2.65%
 12/31/2007    N/A 12.439        0
 12/31/2008 12.439  4.760        0
   VISL 5    2.50%
 12/31/2007    N/A 12.546        0
 12/31/2008 12.546  4.808        5
   VISL 6    2.80%
 12/31/2007    N/A 12.334        0
 12/31/2008 12.334  4.713        2
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.955        0
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.824        0
AZL Columbia Mid Cap Value Fund
   VISB 1    1.90%
 12/31/2007    N/A 10.233        0
 12/31/2008 10.233  4.804        0
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.665        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.683        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.646        0
   VISB 3    2.60%
 12/31/2007    N/A 10.113        0
 12/31/2008 10.113  4.715        5
   VISB 4    2.90%
 12/31/2007    N/A 10.021        0
 12/31/2008 10.021  4.658        1
   VISB 5    2.75%
 12/31/2007    N/A 10.088        0
 12/31/2008 10.088  4.696        2
   VISB 6    3.05%
 12/31/2007    N/A  9.996        0
 12/31/2008  9.996  4.639        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.753        0
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.702        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.734        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.665        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.696        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.715        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.677        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.772        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.721        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.683        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.702        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.727        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.746        2
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.708        0
   VISI 2    1.70%
 12/31/2007    N/A 10.267        0
 12/31/2008 10.267  4.830        0
   VISI 3    2.10%
 12/31/2007    N/A 10.198        0
 12/31/2008 10.198  4.778       13
   VISI 4    2.40%
 12/31/2007    N/A 10.147        0
 12/31/2008 10.147  4.740       11
   VISI 5    2.25%
 12/31/2007    N/A 10.173        0
 12/31/2008 10.173  4.759        2
   VISI 6    2.55%
 12/31/2007    N/A 10.122        0
 12/31/2008 10.122  4.721        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.817        7
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.746        0
   VISL 1    1.65%
 12/31/2007    N/A 10.276        2
 12/31/2008 10.276  4.836        5
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.696        0

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.715        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.677       12
   VISL 2    1.95%
 12/31/2007    N/A 10.224        0
 12/31/2008 10.224  4.798        3
   VISL 3    2.35%
 12/31/2007    N/A 10.156        0
 12/31/2008 10.156  4.746        9
   VISL 4    2.65%
 12/31/2007    N/A 10.105        0
 12/31/2008 10.105  4.708        0
   VISL 5    2.50%
 12/31/2007    N/A 10.130        0
 12/31/2008 10.130  4.727        3
   VISL 6    2.80%
 12/31/2007    N/A 10.079        0
 12/31/2008 10.079  4.689        1
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.785        1
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.734        0
AZL Columbia Small Cap Value Fund
   VISB 1    1.90%
 12/31/2007    N/A 12.213        0
 12/31/2008 12.213  8.138        0
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.730        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.784        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.676        0
   VISB 3    2.60%
 12/31/2007    N/A 11.903        0
 12/31/2008 11.903  7.876        9
   VISB 4    2.90%
 12/31/2007    N/A 11.654        0
 12/31/2008 11.654  7.688        1
   VISB 5    2.75%
 12/31/2007    N/A 11.838        0
 12/31/2008 11.838  7.821        1
   VISB 6    3.05%
 12/31/2007    N/A 11.591        0
 12/31/2008 11.591  7.634        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.987        0
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.839        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.931        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.730        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.821        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.876        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.766        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.043        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.894        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.784        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.839        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.913        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.968        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.857        0
   VISI 2    1.70%
 12/31/2007    N/A 12.303        0
 12/31/2008 12.303  8.214        0
   VISI 3    2.10%
 12/31/2007    N/A 12.124        0
 12/31/2008 12.124  8.062        7
   VISI 4    2.40%
 12/31/2007    N/A 11.991        0
 12/31/2008 11.991  7.950        1
   VISI 5    2.25%
 12/31/2007    N/A 12.057        0
 12/31/2008 12.057  8.006        0
   VISI 6    2.55%
 12/31/2007    N/A 11.925        0
 12/31/2008 11.925  7.894        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.176        4
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.943        0


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

                                       15

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 1    1.65%
 12/31/2007    N/A 12.326        0
 12/31/2008 12.326  8.233        0
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.821        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.876        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.766        0
   VISL 2    1.95%
 12/31/2007    N/A 12.191        0
 12/31/2008 12.191  8.119        0
   VISL 3    2.35%
 12/31/2007    N/A 12.013        0
 12/31/2008 12.013  7.968        0
   VISL 4    2.65%
 12/31/2007    N/A 11.881        0
 12/31/2008 11.881  7.857        0
   VISL 5    2.50%
 12/31/2007    N/A 11.947        0
 12/31/2008 11.947  7.913        0
   VISL 6    2.80%
 12/31/2007    N/A 11.816        0
 12/31/2008 11.816  7.802        0
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.081        2
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.931        0
AZL Columbia Technology Fund
   VISB 1    1.90%
 12/31/2007    N/A  9.710        0
 12/31/2008  9.710  4.703       12
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.347        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.393        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.300        0
   VISB 3    2.60%
 12/31/2007    N/A  9.300        0
 12/31/2008  9.300  4.473       22
   VISB 4    2.90%
 12/31/2007    N/A  8.970        0
 12/31/2008  8.970  4.301        0
   VISB 5    2.75%
 12/31/2007    N/A  9.214        0
 12/31/2008  9.214  4.425        8
   VISB 6    3.05%
 12/31/2007    N/A  8.888        0
 12/31/2008  8.888  4.255        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.570        0
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.441        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.521        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.347        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.425        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.473        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.378        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.619        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.489        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.393        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.441        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.505        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.554        2
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.457        0
   VISI 2    1.70%
 12/31/2007    N/A  9.830        1
 12/31/2008  9.830  4.771        2
   VISI 3    2.10%
 12/31/2007    N/A  9.591        0
 12/31/2008  9.591  4.636        1
   VISI 4    2.40%
 12/31/2007    N/A  9.415        0
 12/31/2008  9.415  4.537        1
   VISI 5    2.25%
 12/31/2007    N/A  9.502        0
 12/31/2008  9.502  4.586        3
   VISI 6    2.55%
 12/31/2007    N/A  9.328        0
 12/31/2008  9.328  4.489        0

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.737        6
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.522        0
   VISL 1    1.65%
 12/31/2007    N/A  9.860        1
 12/31/2008  9.860  4.788        3
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.425        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.473        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.378        0
   VISL 2    1.95%
 12/31/2007    N/A  9.680        0
 12/31/2008  9.680  4.686        2
   VISL 3    2.35%
 12/31/2007    N/A  9.444        0
 12/31/2008  9.444  4.554        3
   VISL 4    2.65%
 12/31/2007    N/A  9.271        0
 12/31/2008  9.271  4.457        0
   VISL 5    2.50%
 12/31/2007    N/A  9.357        0
 12/31/2008  9.357  4.505        0
   VISL 6    2.80%
 12/31/2007    N/A  9.186        0
 12/31/2008  9.186  4.409        0
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.653        0
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.521        1
AZL Davis NY Venture Fund
   VISB 1    1.90%
 12/31/2007    N/A 13.143        8
 12/31/2008 13.143  7.672       11
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.091        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.167        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.015        0
   VISB 3    2.60%
 12/31/2007    N/A 12.588        0
 12/31/2008 12.588  7.297       30
   VISB 4    2.90%
 12/31/2007    N/A 12.142        0
 12/31/2008 12.142  7.017        4

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISB 5    2.75%
 12/31/2007    N/A 12.472        0
 12/31/2008 12.472  7.219        3
   VISB 6    3.05%
 12/31/2007    N/A 12.030        0
 12/31/2008 12.030  6.942        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.456        9
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.245        2
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.376        3
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.091        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.219        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.297        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.142        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.536        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.323        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.167        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.245        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.349        7
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.429        3
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.271        0
   VISI 2    1.70%
 12/31/2007    N/A 13.306        1
 12/31/2008 13.306  7.783        6
   VISI 3    2.10%
 12/31/2007    N/A 12.982        0
 12/31/2008 12.982  7.563       29
   VISI 4    2.40%
 12/31/2007    N/A 12.744        0
 12/31/2008 12.744  7.402       14

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 5    2.25%
 12/31/2007    N/A 12.863        0
 12/31/2008 12.863  7.482        3
   VISI 6    2.55%
 12/31/2007    N/A 12.627        0
 12/31/2008 12.627  7.323        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.728       13
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.378        0
   VISL 1    1.65%
 12/31/2007    N/A 13.347        8
 12/31/2008 13.347  7.811       14
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.219        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.297        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.142        3
   VISL 2    1.95%
 12/31/2007    N/A 13.103        0
 12/31/2008 13.103  7.645        1
   VISL 3    2.35%
 12/31/2007    N/A 12.784        0
 12/31/2008 12.784  7.429       28
   VISL 4    2.65%
 12/31/2007    N/A 12.549        0
 12/31/2008 12.549  7.271        3
   VISL 5    2.50%
 12/31/2007    N/A 12.666        0
 12/31/2008 12.666  7.349       12
   VISL 6    2.80%
 12/31/2007    N/A 12.434        0
 12/31/2008 12.434  7.193       23
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.591        9
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.376        3
AZL Dreyfus Equity Growth Fund
   VISB 1    1.90%
 12/31/2007    N/A 11.176        0
 12/31/2008 11.176  6.400        0
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.916        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.979        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.852        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISB 3    2.60%
 12/31/2007    N/A 10.704        0
 12/31/2008 10.704  6.087        1
   VISB 4    2.90%
 12/31/2007    N/A 10.325        0
 12/31/2008 10.325  5.854        0
   VISB 5    2.75%
 12/31/2007    N/A 10.606        0
 12/31/2008 10.606  6.022        1
   VISB 6    3.05%
 12/31/2007    N/A 10.230        0
 12/31/2008 10.230  5.791        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.219        0
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.044        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.153        5
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.916        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.022        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.087        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.958        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.287        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.109        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.979        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.044        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.131        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.197        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.065        0
   VISI 2    1.70%
 12/31/2007    N/A 11.315        0
 12/31/2008 11.315  6.493        1


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

                                       18

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 3    2.10%
 12/31/2007    N/A 11.039        0
 12/31/2008 11.039  6.309        0
   VISI 4    2.40%
 12/31/2007    N/A 10.837        0
 12/31/2008 10.837  6.175        2
   VISI 5    2.25%
 12/31/2007    N/A 10.938        0
 12/31/2008 10.938  6.242        2
   VISI 6    2.55%
 12/31/2007    N/A 10.737        0
 12/31/2008 10.737  6.109        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.447        2
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.155        0
   VISL 1    1.65%
 12/31/2007    N/A 11.350        0
 12/31/2008 11.350  6.516        1
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.022        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.087        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.958        0
   VISL 2    1.95%
 12/31/2007    N/A 11.142        0
 12/31/2008 11.142  6.377        1
   VISL 3    2.35%
 12/31/2007    N/A 10.870        0
 12/31/2008 10.870  6.197        3
   VISL 4    2.65%
 12/31/2007    N/A 10.671        0
 12/31/2008 10.671  6.065        0
   VISL 5    2.50%
 12/31/2007    N/A 10.770        0
 12/31/2008 10.770  6.131        0
   VISL 6    2.80%
 12/31/2007    N/A 10.573        0
 12/31/2008 10.573  6.000        0
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.332        3
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.153        2
AZL First Trust Target Double Play Fund
   VISB 1    1.90%
 12/31/2007    N/A 10.556        4
 12/31/2008 10.556  4.800        8
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.700        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.708        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.686        0
   VISB 3    2.60%
 12/31/2007    N/A 10.487        0
 12/31/2008 10.487  4.735       10
   VISB 4    2.90%
 12/31/2007    N/A 10.458        0
 12/31/2008 10.458  4.708        0
   VISB 5    2.75%
 12/31/2007    N/A 10.472        0
 12/31/2008 10.472  4.721        8
   VISB 6    3.05%
 12/31/2007    N/A 10.443        0
 12/31/2008 10.443  4.694        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.761        1
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.723        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.750        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.700        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.722        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.736        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.709        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.778        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.737        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.708        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.723        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.742        9
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.756        2


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.727        0
   VISI 2    1.70%
 12/31/2007    N/A 10.577        0
 12/31/2008 10.577  4.819        0
   VISI 3    2.10%
 12/31/2007    N/A 10.534        0
 12/31/2008 10.534  4.780        7
   VISI 4    2.40%
 12/31/2007    N/A 10.502        0
 12/31/2008 10.502  4.751        0
   VISI 5    2.25%
 12/31/2007    N/A 10.518        0
 12/31/2008 10.518  4.766        4
   VISI 6    2.55%
 12/31/2007    N/A 10.486        0
 12/31/2008 10.486  4.737        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.810       23
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.772        0
   VISL 1    1.65%
 12/31/2007    N/A 10.582        0
 12/31/2008 10.582  4.824        0
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.722        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.736       18
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.709        0
   VISL 2    1.95%
 12/31/2007    N/A 10.550        0
 12/31/2008 10.550  4.795        0
   VISL 3    2.35%
 12/31/2007    N/A 10.507        0
 12/31/2008 10.507  4.756       22
   VISL 4    2.65%
 12/31/2007    N/A 10.476        0
 12/31/2008 10.476  4.727        0
   VISL 5    2.50%
 12/31/2007    N/A 10.491        0
 12/31/2008 10.491  4.742        1
   VISL 6    2.80%
 12/31/2007    N/A 10.460        0
 12/31/2008 10.460  4.713        0
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.787        1
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.750        0


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Franklin Small Cap Value Fund
   VISB 1    1.90%
 12/31/2007    N/A 17.081        0
 12/31/2008 17.081 11.106        3
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.434        1
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.523        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.345        0
   VISB 3    2.60%
 12/31/2007    N/A 16.532        0
 12/31/2008 16.532 10.673       12
   VISB 4    2.90%
 12/31/2007    N/A 16.088        0
 12/31/2008 16.088 10.356        2
   VISB 5    2.75%
 12/31/2007    N/A 16.416        0
 12/31/2008 16.416 10.583        0
   VISB 6    3.05%
 12/31/2007    N/A 15.975        0
 12/31/2008 15.975 10.268        1
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.857        7
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.613        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.765        2
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.434        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.583        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.673        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.493        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.950        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.704        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.523        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.613        0


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.734        1
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.826        1
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.643        0
   VISI 2    1.70%
 12/31/2007    N/A 17.242        1
 12/31/2008 17.242 11.233        2
   VISI 3    2.10%
 12/31/2007    N/A 16.923        0
 12/31/2008 16.923 10.981       17
   VISI 4    2.40%
 12/31/2007    N/A 16.687        0
 12/31/2008 16.687 10.795        5
   VISI 5    2.25%
 12/31/2007    N/A 16.804        0
 12/31/2008 16.804 10.888        6
   VISI 6    2.55%
 12/31/2007    N/A 16.570        0
 12/31/2008 16.570 10.704        1
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 11.169       29
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.775        0
   VISL 1    1.65%
 12/31/2007    N/A 17.282        1
 12/31/2008 17.282 11.265        5
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.583        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.673        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.493        1
   VISL 2    1.95%
 12/31/2007    N/A 17.042        0
 12/31/2008 17.042 11.075        2
   VISL 3    2.35%
 12/31/2007    N/A 16.726        0
 12/31/2008 16.726 10.826        3
   VISL 4    2.65%
 12/31/2007    N/A 16.493        0
 12/31/2008 16.493 10.643        3
   VISL 5    2.50%
 12/31/2007    N/A 16.609        0
 12/31/2008 16.609 10.734        2
   VISL 6    2.80%
 12/31/2007    N/A 16.378        0
 12/31/2008 16.378 10.553        1

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 11.012        1
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.765        1
AZL Fusion Balanced Fund
   VISB 1    1.90%
 12/31/2007    N/A 11.960       47
 12/31/2008 11.960  8.514       95
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.177        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.222        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.132        0
   VISB 3    2.60%
 12/31/2007    N/A 11.739        0
 12/31/2008 11.739  8.298       24
   VISB 4    2.90%
 12/31/2007    N/A 11.562        0
 12/31/2008 11.562  8.149       23
   VISB 5    2.75%
 12/31/2007    N/A 11.692        0
 12/31/2008 11.692  8.252        2
   VISB 6    3.05%
 12/31/2007    N/A 11.516        0
 12/31/2008 11.516  8.104        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.390       25
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.267        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.344        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.177        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.252        4
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.298        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.207        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.437        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.313        0


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.222        6
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.267        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.328        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.374        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.283        0
   VISI 2    1.70%
 12/31/2007    N/A 12.025        0
 12/31/2008 12.025  8.577        1
   VISI 3    2.10%
 12/31/2007    N/A 11.897        0
 12/31/2008 11.897  8.452      133
   VISI 4    2.40%
 12/31/2007    N/A 11.802        0
 12/31/2008 11.802  8.359       10
   VISI 5    2.25%
 12/31/2007    N/A 11.849        0
 12/31/2008 11.849  8.405        6
   VISI 6    2.55%
 12/31/2007    N/A 11.754        0
 12/31/2008 11.754  8.313        1
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.546       38
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.361        0
   VISL 1    1.65%
 12/31/2007    N/A 12.041       21
 12/31/2008 12.041  8.593       44
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.252       19
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.298        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.207        0
   VISL 2    1.95%
 12/31/2007    N/A 11.944        0
 12/31/2008 11.944  8.499        0
   VISL 3    2.35%
 12/31/2007    N/A 11.817        0
 12/31/2008 11.817  8.374       60
   VISL 4    2.65%
 12/31/2007    N/A 11.723        0
 12/31/2008 11.723  8.283        5

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 5    2.50%
 12/31/2007    N/A 11.770        0
 12/31/2008 11.770  8.328       10
   VISL 6    2.80%
 12/31/2007    N/A 11.676        0
 12/31/2008 11.676  8.237        1
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.468        5
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.344       11
AZL Fusion Growth Fund
   VISB 1    1.90%
 12/31/2007    N/A 12.643       17
 12/31/2008 12.643  7.574       29
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.275       17
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.314        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.235        0
   VISB 3    2.60%
 12/31/2007    N/A 12.408        0
 12/31/2008 12.408  7.382       15
   VISB 4    2.90%
 12/31/2007    N/A 12.222        0
 12/31/2008 12.222  7.249       59
   VISB 5    2.75%
 12/31/2007    N/A 12.359        0
 12/31/2008 12.359  7.341        9
   VISB 6    3.05%
 12/31/2007    N/A 12.173        0
 12/31/2008 12.173  7.209        6
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.464        1
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.355        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.423       45
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.275        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.341        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.382        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.301        0

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

                                       22

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.505        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.395       18
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.314        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.355        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.409        1
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.450        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.368        0
   VISI 2    1.70%
 12/31/2007    N/A 12.711        3
 12/31/2008 12.711  7.630       25
   VISI 3    2.10%
 12/31/2007    N/A 12.575        0
 12/31/2008 12.575  7.519       71
   VISI 4    2.40%
 12/31/2007    N/A 12.475        0
 12/31/2008 12.475  7.436       56
   VISI 5    2.25%
 12/31/2007    N/A 12.525        0
 12/31/2008 12.525  7.477       11
   VISI 6    2.55%
 12/31/2007    N/A 12.425        0
 12/31/2008 12.425  7.395        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.602       17
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.438        2
   VISL 1    1.65%
 12/31/2007    N/A 12.728        6
 12/31/2008 12.728  7.644       78
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.341        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.382        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.301        2
   VISL 2    1.95%
 12/31/2007    N/A 12.626        8
 12/31/2008 12.626  7.560       75

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 3    2.35%
 12/31/2007    N/A 12.492        0
 12/31/2008 12.492  7.450       57
   VISL 4    2.65%
 12/31/2007    N/A 12.392        0
 12/31/2008 12.392  7.368       17
   VISL 5    2.50%
 12/31/2007    N/A 12.442        0
 12/31/2008 12.442  7.409       21
   VISL 6    2.80%
 12/31/2007    N/A 12.342        0
 12/31/2008 12.342  7.328       12
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.533        1
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.423        0
AZL Fusion Moderate Fund
   VISB 1    1.90%
 12/31/2007    N/A 12.231       27
 12/31/2008 12.231  8.070       40
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.750        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.793        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.708        0
   VISB 3    2.60%
 12/31/2007    N/A 12.004        0
 12/31/2008 12.004  7.865       28
   VISB 4    2.90%
 12/31/2007    N/A 11.824        0
 12/31/2008 11.824  7.723       86
   VISB 5    2.75%
 12/31/2007    N/A 11.956        0
 12/31/2008 11.956  7.821        0
   VISB 6    3.05%
 12/31/2007    N/A 11.777        0
 12/31/2008 11.777  7.681        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.952        2
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.836        3
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.908       16
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.750        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.821        0

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.865        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.778        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.996        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.879        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.793        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.836        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.894        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.937        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.850        0
   VISI 2    1.70%
 12/31/2007    N/A 12.297        0
 12/31/2008 12.297  8.129        4
   VISI 3    2.10%
 12/31/2007    N/A 12.166        0
 12/31/2008 12.166  8.011       65
   VISI 4    2.40%
 12/31/2007    N/A 12.069        0
 12/31/2008 12.069  7.923       16
   VISI 5    2.25%
 12/31/2007    N/A 12.117        0
 12/31/2008 12.117  7.966       38
   VISI 6    2.55%
 12/31/2007    N/A 12.020        0
 12/31/2008 12.020  7.879        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.100        6
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.924       35
   VISL 1    1.65%
 12/31/2007    N/A 12.313       37
 12/31/2008 12.313  8.144       52
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.821        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.865        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.778        0
   VISL 2    1.95%
 12/31/2007    N/A 12.215        0
 12/31/2008 12.215  8.055        3
   VISL 3    2.35%
 12/31/2007    N/A 12.085        0
 12/31/2008 12.085  7.937      157
   VISL 4    2.65%
 12/31/2007    N/A 11.988        0
 12/31/2008 11.988  7.850       11
   VISL 5    2.50%
 12/31/2007    N/A 12.037        0
 12/31/2008 12.037  7.894       35
   VISL 6    2.80%
 12/31/2007    N/A 11.940        0
 12/31/2008 11.940  7.807        0
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.026        3
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.908        4
AZL Jennison 20/20 Focus Fund
   VISB 1    1.90%
 12/31/2007    N/A 14.674        5
 12/31/2008 14.674  8.622        5
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.281        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.326        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.236        0
   VISB 3    2.60%
 12/31/2007    N/A 14.401        0
 12/31/2008 14.401  8.403        5
   VISB 4    2.90%
 12/31/2007    N/A 14.185        0
 12/31/2008 14.185  8.252        1
   VISB 5    2.75%
 12/31/2007    N/A 14.344        0
 12/31/2008 14.344  8.357        3
   VISB 6    3.05%
 12/31/2007    N/A 14.128        0
 12/31/2008 14.128  8.207        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.497       16
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.372        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.450        0

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.281        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.357        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.403        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.311        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.544        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.419        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.326        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.372        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.434        2
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.481        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.388        0
   VISI 2    1.70%
 12/31/2007    N/A 14.752        0
 12/31/2008 14.752  8.686        0
   VISI 3    2.10%
 12/31/2007    N/A 14.595        0
 12/31/2008 14.595  8.559       10
   VISI 4    2.40%
 12/31/2007    N/A 14.479        0
 12/31/2008 14.479  8.465        1
   VISI 5    2.25%
 12/31/2007    N/A 14.537        0
 12/31/2008 14.537  8.512        6
   VISI 6    2.55%
 12/31/2007    N/A 14.421        0
 12/31/2008 14.421  8.419        2
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.654       19
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.467        0
   VISL 1    1.65%
 12/31/2007    N/A 14.772        2
 12/31/2008 14.772  8.702        5

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.357        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.403        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.311        0
   VISL 2    1.95%
 12/31/2007    N/A 14.654        0
 12/31/2008 14.654  8.607        4
   VISL 3    2.35%
 12/31/2007    N/A 14.498        0
 12/31/2008 14.498  8.481        7
   VISL 4    2.65%
 12/31/2007    N/A 14.382        0
 12/31/2008 14.382  8.388        4
   VISL 5    2.50%
 12/31/2007    N/A 14.440        0
 12/31/2008 14.440  8.434       10
   VISL 6    2.80%
 12/31/2007    N/A 14.325        0
 12/31/2008 14.325  8.342        4
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.575        5
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.450        0
AZL JPMorgan Large Cap Equity Fund
   VISB 1    1.90%
 12/31/2007    N/A 11.308        0
 12/31/2008 11.308  5.004        0
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.625        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.675        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.576        0
   VISB 3    2.60%
 12/31/2007    N/A 10.830        0
 12/31/2008 10.830  4.760        0
   VISB 4    2.90%
 12/31/2007    N/A 10.446        0
 12/31/2008 10.446  4.577        3
   VISB 5    2.75%
 12/31/2007    N/A 10.730        0
 12/31/2008 10.730  4.709        0
   VISB 6    3.05%
 12/31/2007    N/A 10.350        0
 12/31/2008 10.350  4.528        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.863        0


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.726        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.811        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.625        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.709        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.760        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.658        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.916        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.777        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.675        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.726        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.794        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.846        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.743        0
   VISI 2    1.70%
 12/31/2007    N/A 11.448        0
 12/31/2008 11.448  5.077        6
   VISI 3    2.10%
 12/31/2007    N/A 11.169        0
 12/31/2008 11.169  4.933        5
   VISI 4    2.40%
 12/31/2007    N/A 10.965        0
 12/31/2008 10.965  4.828        0
   VISI 5    2.25%
 12/31/2007    N/A 11.066        0
 12/31/2008 11.066  4.880        0
   VISI 6    2.55%
 12/31/2007    N/A 10.864        0
 12/31/2008 10.864  4.777        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.041        2

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.812        0
   VISL 1    1.65%
 12/31/2007    N/A 11.483        0
 12/31/2008 11.483  5.095        3
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.709        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.760        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.658        0
   VISL 2    1.95%
 12/31/2007    N/A 11.273        0
 12/31/2008 11.273  4.987        0
   VISL 3    2.35%
 12/31/2007    N/A 10.998        0
 12/31/2008 10.998  4.846        1
   VISL 4    2.65%
 12/31/2007    N/A 10.797        0
 12/31/2008 10.797  4.743        0
   VISL 5    2.50%
 12/31/2007    N/A 10.897        0
 12/31/2008 10.897  4.794        2
   VISL 6    2.80%
 12/31/2007    N/A 10.697        0
 12/31/2008 10.697  4.692        0
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.951        0
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.811        0
AZL JPMorgan U.S. Equity Fund
   VISB 1    1.90%
 12/31/2007    N/A 12.704        0
 12/31/2008 12.704  7.643        1
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.261        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.311        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.210        0
   VISB 3    2.60%
 12/31/2007    N/A 12.382        0
 12/31/2008 12.382  7.397        4
   VISB 4    2.90%
 12/31/2007    N/A 12.123        0
 12/31/2008 12.123  7.221        0
   VISB 5    2.75%
 12/31/2007    N/A 12.314        0
 12/31/2008 12.314  7.345        1


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISB 6    3.05%
 12/31/2007    N/A 12.056        0
 12/31/2008 12.056  7.170        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.501        3
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.363        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.449        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.261        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.345        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.397        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.294        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.555        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.414        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.311        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.363        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.432        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.484        1
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.380        0
   VISI 2    1.70%
 12/31/2007    N/A 12.798        2
 12/31/2008 12.798  7.715        3
   VISI 3    2.10%
 12/31/2007    N/A 12.611        0
 12/31/2008 12.611  7.572       12
   VISI 4    2.40%
 12/31/2007    N/A 12.473        0
 12/31/2008 12.473  7.467        5
   VISI 5    2.25%
 12/31/2007    N/A 12.542        0
 12/31/2008 12.542  7.519        8

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 6    2.55%
 12/31/2007    N/A 12.404        0
 12/31/2008 12.404  7.414        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.679        9
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.461        2
   VISL 1    1.65%
 12/31/2007    N/A 12.821        1
 12/31/2008 12.821  7.733        5
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.345        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.397        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.294        0
   VISL 2    1.95%
 12/31/2007    N/A 12.681        0
 12/31/2008 12.681  7.625        0
   VISL 3    2.35%
 12/31/2007    N/A 12.496        0
 12/31/2008 12.496  7.484        5
   VISL 4    2.65%
 12/31/2007    N/A 12.359        0
 12/31/2008 12.359  7.380        0
   VISL 5    2.50%
 12/31/2007    N/A 12.427        0
 12/31/2008 12.427  7.432        0
   VISL 6    2.80%
 12/31/2007    N/A 12.291        0
 12/31/2008 12.291  7.328        2
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.590        0
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.449        0
AZL Money Market Fund
   VISB 1    1.90%
 12/31/2007    N/A 10.318       47
 12/31/2008 10.318 10.370      125
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.743        7
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.874        8
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.613       11
   VISB 3    2.60%
 12/31/2007    N/A  9.828        0
 12/31/2008  9.828  9.809      114


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISB 4    2.90%
 12/31/2007    N/A  9.625        0
 12/31/2008  9.625  9.577       28
   VISB 5    2.75%
 12/31/2007    N/A  9.726        0
 12/31/2008  9.726  9.692        2
   VISB 6    3.05%
 12/31/2007    N/A  9.525        0
 12/31/2008  9.525  9.464      197
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.046        1
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.007       56
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.233       12
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.743        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.962       13
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.097        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.830        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.510        8
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.142        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.874        1
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.007        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.187       65
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.325        5
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.052       19
   VISI 2    1.70%
 12/31/2007    N/A 10.864        0
 12/31/2008 10.864 10.941       52
   VISI 3    2.10%
 12/31/2007    N/A 10.525        0
 12/31/2008 10.525 10.557      146

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 4    2.40%
 12/31/2007    N/A 10.278        0
 12/31/2008 10.278 10.279       95
   VISI 5    2.25%
 12/31/2007    N/A 10.401        0
 12/31/2008 10.401 10.417       11
   VISI 6    2.55%
 12/31/2007    N/A 10.156        0
 12/31/2008 10.156 10.142       17
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.844      119
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.126       42
   VISL 1    1.65%
 12/31/2007    N/A 10.907        0
 12/31/2008 10.907 10.990       24
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.962       56
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.097        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.830        0
   VISL 2    1.95%
 12/31/2007    N/A 10.651       12
 12/31/2008 10.651 10.700       36
   VISL 3    2.35%
 12/31/2007    N/A 10.318        0
 12/31/2008 10.318 10.325      137
   VISL 4    2.65%
 12/31/2007    N/A 10.076        0
 12/31/2008 10.076 10.052      102
   VISL 5    2.50%
 12/31/2007    N/A 10.197        0
 12/31/2008 10.197 10.187       24
   VISL 6    2.80%
 12/31/2007    N/A  9.957        0
 12/31/2008  9.957  9.918        5
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.605       27
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.233       42
AZL NACM International Fund
   VISB 1    1.90%
 12/31/2007    N/A  9.439        1
 12/31/2008  9.439  5.102        1
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.009        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.021        0


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.996        0
   VISB 3    2.60%
 12/31/2007    N/A  9.395        0
 12/31/2008  9.395  5.042        0
   VISB 4    2.90%
 12/31/2007    N/A  9.365        0
 12/31/2008  9.365  5.011        1
   VISB 5    2.75%
 12/31/2007    N/A  9.386        0
 12/31/2008  9.386  5.030        1
   VISB 6    3.05%
 12/31/2007    N/A  9.356        0
 12/31/2008  9.356  4.999        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.068        5
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.034        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.055        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.009        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.030        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.042        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.017        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.081        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.047        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.021        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.034        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.051        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.064        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.038        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 2    1.70%
 12/31/2007    N/A  9.452        0
 12/31/2008  9.452  5.119        1
   VISI 3    2.10%
 12/31/2007    N/A  9.427        0
 12/31/2008  9.427  5.085        3
   VISI 4    2.40%
 12/31/2007    N/A  9.408        0
 12/31/2008  9.408  5.059        2
   VISI 5    2.25%
 12/31/2007    N/A  9.417        0
 12/31/2008  9.417  5.072        2
   VISI 6    2.55%
 12/31/2007    N/A  9.398        0
 12/31/2008  9.398  5.047        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.110        4
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.070        0
   VISL 1    1.65%
 12/31/2007    N/A  9.455        0
 12/31/2008  9.455  5.123        0
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.030        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.042        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.017       35
   VISL 2    1.95%
 12/31/2007    N/A  9.436        0
 12/31/2008  9.436  5.098        0
   VISL 3    2.35%
 12/31/2007    N/A  9.411        0
 12/31/2008  9.411  5.064        7
   VISL 4    2.65%
 12/31/2007    N/A  9.392        0
 12/31/2008  9.392  5.038        0
   VISL 5    2.50%
 12/31/2007    N/A  9.401        0
 12/31/2008  9.401  5.051        0
   VISL 6    2.80%
 12/31/2007    N/A  9.383        0
 12/31/2008  9.383  5.026        0
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.089        0
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.055        0


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL OCC Opportunity Fund
   VISB 1    1.90%
 12/31/2007    N/A 16.205        0
 12/31/2008 16.205  8.402        1
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.807        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.886        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.729        0
   VISB 3    2.60%
 12/31/2007    N/A 15.574        0
 12/31/2008 15.574  8.019        1
   VISB 4    2.90%
 12/31/2007    N/A 15.065        0
 12/31/2008 15.065  7.733        0
   VISB 5    2.75%
 12/31/2007    N/A 15.442        0
 12/31/2008 15.442  7.939        0
   VISB 6    3.05%
 12/31/2007    N/A 14.938        0
 12/31/2008 14.938  7.656        1
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.181        0
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.965        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.099        1
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.807        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.939        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.019        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.860        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.263        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.045        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.886        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.965        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.072        6
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.154        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.992        0
   VISI 2    1.70%
 12/31/2007    N/A 16.390        0
 12/31/2008 16.390  8.515        0
   VISI 3    2.10%
 12/31/2007    N/A 16.022        0
 12/31/2008 16.022  8.291       15
   VISI 4    2.40%
 12/31/2007    N/A 15.752        0
 12/31/2008 15.752  8.126        1
   VISI 5    2.25%
 12/31/2007    N/A 15.887        0
 12/31/2008 15.887  8.208        0
   VISI 6    2.55%
 12/31/2007    N/A 15.618        0
 12/31/2008 15.618  8.045        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.459        3
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.103        0
   VISL 1    1.65%
 12/31/2007    N/A 16.437        0
 12/31/2008 16.437  8.544        3
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.939        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.019        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.860        0
   VISL 2    1.95%
 12/31/2007    N/A 16.159        0
 12/31/2008 16.159  8.374        0
   VISL 3    2.35%
 12/31/2007    N/A 15.797        0
 12/31/2008 15.797  8.154        2
   VISL 4    2.65%
 12/31/2007    N/A 15.530        0
 12/31/2008 15.530  7.992        2
   VISL 5    2.50%
 12/31/2007    N/A 15.663        0
 12/31/2008 15.663  8.072        2
   VISL 6    2.80%
 12/31/2007    N/A 15.398        0
 12/31/2008 15.398  7.912        0


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

                                       30

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.319        0
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.099        0
AZL Oppenheimer Global Fund
   VISB 1    1.90%
 12/31/2007    N/A 14.958        4
 12/31/2008 14.958  8.651        3
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.218        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.276        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.161        0
   VISB 3    2.60%
 12/31/2007    N/A 14.579        0
 12/31/2008 14.579  8.373       10
   VISB 4    2.90%
 12/31/2007    N/A 14.274        0
 12/31/2008 14.274  8.173        1
   VISB 5    2.75%
 12/31/2007    N/A 14.499        0
 12/31/2008 14.499  8.314        1
   VISB 6    3.05%
 12/31/2007    N/A 14.196        0
 12/31/2008 14.196  8.116        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.491        3
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.334        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.432        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.218        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.314        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.373        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.256        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.551        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.392        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.276        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.334        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.412        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.471        2
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.353        0
   VISI 2    1.70%
 12/31/2007    N/A 15.069        2
 12/31/2008 15.069  8.733        6
   VISI 3    2.10%
 12/31/2007    N/A 14.849        0
 12/31/2008 14.849  8.571       18
   VISI 4    2.40%
 12/31/2007    N/A 14.686        0
 12/31/2008 14.686  8.451        1
   VISI 5    2.25%
 12/31/2007    N/A 14.767        0
 12/31/2008 14.767  8.511        2
   VISI 6    2.55%
 12/31/2007    N/A 14.606        0
 12/31/2008 14.606  8.392        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.692        3
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.445        0
   VISL 1    1.65%
 12/31/2007    N/A 15.096        5
 12/31/2008 15.096  8.753       11
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.314        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.373        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.256        0
   VISL 2    1.95%
 12/31/2007    N/A 14.931        0
 12/31/2008 14.931  8.631        0
   VISL 3    2.35%
 12/31/2007    N/A 14.713        0
 12/31/2008 14.713  8.471       12
   VISL 4    2.65%
 12/31/2007    N/A 14.552        0
 12/31/2008 14.552  8.353        0


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 5    2.50%
 12/31/2007    N/A 14.633        0
 12/31/2008 14.633  8.412        3
   VISL 6    2.80%
 12/31/2007    N/A 14.472        0
 12/31/2008 14.472  8.295        1
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.591        3
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.432        0
AZL Oppenheimer International Growth Fund
   VISB 1    1.90%
 12/31/2007    N/A 19.881        0
 12/31/2008 19.881 10.895        2
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.070        1
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.178        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.962        0
   VISB 3    2.60%
 12/31/2007    N/A 19.041        0
 12/31/2008 19.041 10.362        2
   VISB 4    2.90%
 12/31/2007    N/A 18.366        0
 12/31/2008 18.366  9.965        3
   VISB 5    2.75%
 12/31/2007    N/A 18.866        0
 12/31/2008 18.866 10.251        0
   VISB 6    3.05%
 12/31/2007    N/A 18.198        0
 12/31/2008 18.198  9.858        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.587        7
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.288        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.474        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.070        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.251        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.362        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.141        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.702        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.399        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.178        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.288        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.436        3
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.549        1
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.325        0
   VISI 2    1.70%
 12/31/2007    N/A 20.128        1
 12/31/2008 20.128 11.052        5
   VISI 3    2.10%
 12/31/2007    N/A 19.637        0
 12/31/2008 19.637 10.740       15
   VISI 4    2.40%
 12/31/2007    N/A 19.277        0
 12/31/2008 19.277 10.512        5
   VISI 5    2.25%
 12/31/2007    N/A 19.456        0
 12/31/2008 19.456 10.625       12
   VISI 6    2.55%
 12/31/2007    N/A 19.100        0
 12/31/2008 19.100 10.399        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.974        4
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.477        0
   VISL 1    1.65%
 12/31/2007    N/A 20.190        3
 12/31/2008 20.190 11.092       11
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.251        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.362        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.141        0
   VISL 2    1.95%
 12/31/2007    N/A 19.820        0
 12/31/2008 19.820 10.856        1


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 3    2.35%
 12/31/2007    N/A 19.337        0
 12/31/2008 19.337 10.549        6
   VISL 4    2.65%
 12/31/2007    N/A 18.983        0
 12/31/2008 18.983 10.325        1
   VISL 5    2.50%
 12/31/2007    N/A 19.159        0
 12/31/2008 19.159 10.436        2
   VISL 6    2.80%
 12/31/2007    N/A 18.808        0
 12/31/2008 18.808 10.214        1
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.779        0
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.474        1
AZL PIMCO Fundamental IndexPLUS Total Return Fund
   VISB 1    1.90%
 12/31/2007    N/A 11.557        0
 12/31/2008 11.557  6.706        3
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.512        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.537        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.486        0
   VISB 3    2.60%
 12/31/2007    N/A 11.422        0
 12/31/2008 11.422  6.581        2
   VISB 4    2.90%
 12/31/2007    N/A 11.318        0
 12/31/2008 11.318  6.502        0
   VISB 5    2.75%
 12/31/2007    N/A 11.394        0
 12/31/2008 11.394  6.555       13
   VISB 6    3.05%
 12/31/2007    N/A 11.290        0
 12/31/2008 11.290  6.476        2
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.634        7
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.564        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.608        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.512        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.555        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.581        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.529        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.661        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.590        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.537        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.564        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.599        1
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.626        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.572        0
   VISI 2    1.70%
 12/31/2007    N/A 11.596        0
 12/31/2008 11.596  6.742        0
   VISI 3    2.10%
 12/31/2007    N/A 11.518        0
 12/31/2008 11.518  6.670        1
   VISI 4    2.40%
 12/31/2007    N/A 11.461        0
 12/31/2008 11.461  6.617        2
   VISI 5    2.25%
 12/31/2007    N/A 11.490        0
 12/31/2008 11.490  6.643        9
   VISI 6    2.55%
 12/31/2007    N/A 11.432        0
 12/31/2008 11.432  6.590        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.724        1
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.625        0
   VISL 1    1.65%
 12/31/2007    N/A 11.606        1
 12/31/2008 11.606  6.751        1
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.555        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.581        0


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.529        0
   VISL 2    1.95%
 12/31/2007    N/A 11.547        0
 12/31/2008 11.547  6.697        1
   VISL 3    2.35%
 12/31/2007    N/A 11.470        0
 12/31/2008 11.470  6.626        1
   VISL 4    2.65%
 12/31/2007    N/A 11.413        0
 12/31/2008 11.413  6.572        3
   VISL 5    2.50%
 12/31/2007    N/A 11.441        0
 12/31/2008 11.441  6.599        2
   VISL 6    2.80%
 12/31/2007    N/A 11.384        0
 12/31/2008 11.384  6.546        1
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.679        0
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.608        0
AZL S&P 500 Index Fund
   VISB 1    1.90%
 12/31/2007    N/A  9.849        0
 12/31/2008  9.849  6.028       12
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.918        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.933        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.903        0
   VISB 3    2.60%
 12/31/2007    N/A  9.803        0
 12/31/2008  9.803  5.958        5
   VISB 4    2.90%
 12/31/2007    N/A  9.771        0
 12/31/2008  9.771  5.921        0
   VISB 5    2.75%
 12/31/2007    N/A  9.793        0
 12/31/2008  9.793  5.943        1
   VISB 6    3.05%
 12/31/2007    N/A  9.762        0
 12/31/2008  9.762  5.906        4
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.988        7
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.948        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.973        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.918        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.943        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.958        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.928        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.003        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.963        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.933        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.948        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.968       11
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.983        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.953        0
   VISI 2    1.70%
 12/31/2007    N/A  9.862        0
 12/31/2008  9.862  6.048        4
   VISI 3    2.10%
 12/31/2007    N/A  9.836        0
 12/31/2008  9.836  6.008       16
   VISI 4    2.40%
 12/31/2007    N/A  9.816        0
 12/31/2008  9.816  5.978       10
   VISI 5    2.25%
 12/31/2007    N/A  9.826        0
 12/31/2008  9.826  5.993       26
   VISI 6    2.55%
 12/31/2007    N/A  9.806        0
 12/31/2008  9.806  5.963        1
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.038       69
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.991        0
   VISL 1    1.65%
 12/31/2007    N/A  9.865        0
 12/31/2008  9.865  6.053        4

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.943        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.958        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.928        3
   VISL 2    1.95%
 12/31/2007    N/A  9.846        0
 12/31/2008  9.846  6.023        5
   VISL 3    2.35%
 12/31/2007    N/A  9.819        0
 12/31/2008  9.819  5.983       20
   VISL 4    2.65%
 12/31/2007    N/A  9.799        0
 12/31/2008  9.799  5.953        0
   VISL 5    2.50%
 12/31/2007    N/A  9.809        0
 12/31/2008  9.809  5.968        0
   VISL 6    2.80%
 12/31/2007    N/A  9.790        0
 12/31/2008  9.790  5.938        5
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.013        1
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.973        0
AZL Schroder Emerging Markets Equity Fund
   VISB 1    1.90%
 12/31/2007    N/A 13.343        6
 12/31/2008 13.343  6.299       10
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.116        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.140        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.092        0
   VISB 3    2.60%
 12/31/2007    N/A 13.187        0
 12/31/2008 13.187  6.182       10
   VISB 4    2.90%
 12/31/2007    N/A 13.067        0
 12/31/2008 13.067  6.107        2
   VISB 5    2.75%
 12/31/2007    N/A 13.154        0
 12/31/2008 13.154  6.157        4
   VISB 6    3.05%
 12/31/2007    N/A 13.035        0
 12/31/2008 13.035  6.083        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.232        4

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.165        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.207        4
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.116        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.157        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.182        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.132        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.257        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.190        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.140        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.165        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.198        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.223        1
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.173        0
   VISI 2    1.70%
 12/31/2007    N/A 13.388        1
 12/31/2008 13.388  6.333        7
   VISI 3    2.10%
 12/31/2007    N/A 13.298        0
 12/31/2008 13.298  6.265       13
   VISI 4    2.40%
 12/31/2007    N/A 13.232        0
 12/31/2008 13.232  6.215        2
   VISI 5    2.25%
 12/31/2007    N/A 13.265        0
 12/31/2008 13.265  6.240       17
   VISI 6    2.55%
 12/31/2007    N/A 13.198        0
 12/31/2008 13.198  6.190        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.316        7

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

                                       35

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.222        0
   VISL 1    1.65%
 12/31/2007    N/A 13.399        6
 12/31/2008 13.399  6.341       18
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.157        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.182        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.132        9
   VISL 2    1.95%
 12/31/2007    N/A 13.332        0
 12/31/2008 13.332  6.290        2
   VISL 3    2.35%
 12/31/2007    N/A 13.243        0
 12/31/2008 13.243  6.223       11
   VISL 4    2.65%
 12/31/2007    N/A 13.176        0
 12/31/2008 13.176  6.173        0
   VISL 5    2.50%
 12/31/2007    N/A 13.209        0
 12/31/2008 13.209  6.198        3
   VISL 6    2.80%
 12/31/2007    N/A 13.143        0
 12/31/2008 13.143  6.149       14
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.274        2
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.207        0
AZL Schroder International Small Cap Fund
   VISB 1    1.90%
 12/31/2007    N/A  9.212        0
 12/31/2008  9.212  4.919        1
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.829        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.841        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.817        0
   VISB 3    2.60%
 12/31/2007    N/A  9.169        0
 12/31/2008  9.169  4.861        9
   VISB 4    2.90%
 12/31/2007    N/A  9.139        0
 12/31/2008  9.139  4.831        3
   VISB 5    2.75%
 12/31/2007    N/A  9.159        0
 12/31/2008  9.159  4.849        1

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISB 6    3.05%
 12/31/2007    N/A  9.130        0
 12/31/2008  9.130  4.819        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.886       13
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.853        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.874        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.829        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.849        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.861        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.837        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.898        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.865        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.841        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.853        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.870        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.882        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.857        0
   VISI 2    1.70%
 12/31/2007    N/A  9.224        1
 12/31/2008  9.224  4.935        6
   VISI 3    2.10%
 12/31/2007    N/A  9.199        0
 12/31/2008  9.199  4.902       16
   VISI 4    2.40%
 12/31/2007    N/A  9.181        0
 12/31/2008  9.181  4.878        1
   VISI 5    2.25%
 12/31/2007    N/A  9.190        0
 12/31/2008  9.190  4.890        8


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 6    2.55%
 12/31/2007    N/A  9.172        0
 12/31/2008  9.172  4.865        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.927        3
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.888        0
   VISL 1    1.65%
 12/31/2007    N/A  9.227        2
 12/31/2008  9.227  4.939        3
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.849        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.861        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.837        8
   VISL 2    1.95%
 12/31/2007    N/A  9.209        0
 12/31/2008  9.209  4.915        0
   VISL 3    2.35%
 12/31/2007    N/A  9.184        0
 12/31/2008  9.184  4.882       10
   VISL 4    2.65%
 12/31/2007    N/A  9.165        0
 12/31/2008  9.165  4.857        0
   VISL 5    2.50%
 12/31/2007    N/A  9.175        0
 12/31/2008  9.175  4.870        1
   VISL 6    2.80%
 12/31/2007    N/A  9.156        0
 12/31/2008  9.156  4.845        3
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.906        1
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.874        1
AZL Small Cap Stock Index Fund
   VISB 1    1.90%
 12/31/2007    N/A  9.298        5
 12/31/2008  9.298  6.300       11
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.185        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.200        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.169        0
   VISB 3    2.60%
 12/31/2007    N/A  9.254        0
 12/31/2008  9.254  6.226        4

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISB 4    2.90%
 12/31/2007    N/A  9.225        0
 12/31/2008  9.225  6.188        1
   VISB 5    2.75%
 12/31/2007    N/A  9.245        0
 12/31/2008  9.245  6.211        1
   VISB 6    3.05%
 12/31/2007    N/A  9.216        0
 12/31/2008  9.216  6.172        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.258        6
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.216        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.242        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.185        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.211        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.226        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.195        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.273        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.232        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.200        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.216        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.237        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.252        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.221        0
   VISI 2    1.70%
 12/31/2007    N/A  9.310        3
 12/31/2008  9.310  6.321       10
   VISI 3    2.10%
 12/31/2007    N/A  9.285        0
 12/31/2008  9.285  6.279        7

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

                                       37

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 4    2.40%
 12/31/2007    N/A  9.267        0
 12/31/2008  9.267  6.247        3
   VISI 5    2.25%
 12/31/2007    N/A  9.276        0
 12/31/2008  9.276  6.263        5
   VISI 6    2.55%
 12/31/2007    N/A  9.257        0
 12/31/2008  9.257  6.232        1
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.310       14
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.261        0
   VISL 1    1.65%
 12/31/2007    N/A  9.314        0
 12/31/2008  9.314  6.326        0
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.211        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.226        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.195        5
   VISL 2    1.95%
 12/31/2007    N/A  9.295        0
 12/31/2008  9.295  6.294        1
   VISL 3    2.35%
 12/31/2007    N/A  9.270        0
 12/31/2008  9.270  6.252       10
   VISL 4    2.65%
 12/31/2007    N/A  9.251        0
 12/31/2008  9.251  6.221        0
   VISL 5    2.50%
 12/31/2007    N/A  9.261        0
 12/31/2008  9.261  6.237        1
   VISL 6    2.80%
 12/31/2007    N/A  9.242        0
 12/31/2008  9.242  6.206       13
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.284        8
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.242        0
AZL TargetPLUS Balanced Fund
   VISB 1    1.90%
 12/31/2007    N/A 10.083       10
 12/31/2008 10.083  7.478       11
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.342        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.360        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.323        0
   VISB 3    2.60%
 12/31/2007    N/A 10.035        0
 12/31/2008 10.035  7.391       29
   VISB 4    2.90%
 12/31/2007    N/A 10.003        0
 12/31/2008 10.003  7.345        1
   VISB 5    2.75%
 12/31/2007    N/A 10.025        0
 12/31/2008 10.025  7.373       10
   VISB 6    3.05%
 12/31/2007    N/A  9.993        0
 12/31/2008  9.993  7.327        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.428       10
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.379        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.410        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.342        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.373        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.391        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.354        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.447        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.397        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.360        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.379        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.404        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.422        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.385        0


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

                                       38

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 2    1.70%
 12/31/2007    N/A 10.096        0
 12/31/2008 10.096  7.503       11
   VISI 3    2.10%
 12/31/2007    N/A 10.069        0
 12/31/2008 10.069  7.453        6
   VISI 4    2.40%
 12/31/2007    N/A 10.049        0
 12/31/2008 10.049  7.416       11
   VISI 5    2.25%
 12/31/2007    N/A 10.059        0
 12/31/2008 10.059  7.435       23
   VISI 6    2.55%
 12/31/2007    N/A 10.039        0
 12/31/2008 10.039  7.397        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.491        7
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.432        0
   VISL 1    1.65%
 12/31/2007    N/A 10.100        4
 12/31/2008 10.100  7.510        8
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.373        2
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.391        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.354        0
   VISL 2    1.95%
 12/31/2007    N/A 10.079        0
 12/31/2008 10.079  7.472        0
   VISL 3    2.35%
 12/31/2007    N/A 10.052        0
 12/31/2008 10.052  7.422        7
   VISL 4    2.65%
 12/31/2007    N/A 10.032        0
 12/31/2008 10.032  7.385        0
   VISL 5    2.50%
 12/31/2007    N/A 10.042        0
 12/31/2008 10.042  7.404        0
   VISL 6    2.80%
 12/31/2007    N/A 10.022        0
 12/31/2008 10.022  7.367        0
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.460       23
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.410        0


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL TargetPLUS Equity Fund
   VISB 1    1.90%
 12/31/2007    N/A 10.472        0
 12/31/2008 10.472  5.289        0
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.183        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.188        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.168        0
   VISB 3    2.60%
 12/31/2007    N/A 10.404        0
 12/31/2008 10.404  5.217        5
   VISB 4    2.90%
 12/31/2007    N/A 10.374        0
 12/31/2008 10.374  5.187        0
   VISB 5    2.75%
 12/31/2007    N/A 10.389        0
 12/31/2008 10.389  5.202        0
   VISB 6    3.05%
 12/31/2007    N/A 10.360        0
 12/31/2008 10.360  5.172        4
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.246        1
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.204        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.234        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.183        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.203        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.219        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.188        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.270        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.219        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.188        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.204        0

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

                                       39

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.225        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.241        2
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.209        0
   VISI 2    1.70%
 12/31/2007    N/A 10.492        0
 12/31/2008 10.492  5.310        0
   VISI 3    2.10%
 12/31/2007    N/A 10.450        0
 12/31/2008 10.450  5.267        9
   VISI 4    2.40%
 12/31/2007    N/A 10.418        0
 12/31/2008 10.418  5.235        0
   VISI 5    2.25%
 12/31/2007    N/A 10.434        0
 12/31/2008 10.434  5.251        7
   VISI 6    2.55%
 12/31/2007    N/A 10.402        0
 12/31/2008 10.402  5.219        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.306        5
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.258        0
   VISL 1    1.65%
 12/31/2007    N/A 10.498        3
 12/31/2008 10.498  5.315       12
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.203        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.219        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.188        0
   VISL 2    1.95%
 12/31/2007    N/A 10.466        0
 12/31/2008 10.466  5.283        1
   VISL 3    2.35%
 12/31/2007    N/A 10.424        0
 12/31/2008 10.424  5.241       10
   VISL 4    2.65%
 12/31/2007    N/A 10.392        0
 12/31/2008 10.392  5.209        4
   VISL 5    2.50%
 12/31/2007    N/A 10.408        0
 12/31/2008 10.408  5.225        1
   VISL 6    2.80%
 12/31/2007    N/A 10.376        0
 12/31/2008 10.376  5.193        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.280        0
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.234        0
AZL TargetPLUS Growth Fund
   VISB 1    1.90%
 12/31/2007    N/A  9.906       11
 12/31/2008  9.906  5.892       37
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.785        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.799        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.770        0
   VISB 3    2.60%
 12/31/2007    N/A  9.859        0
 12/31/2008  9.859  5.823       26
   VISB 4    2.90%
 12/31/2007    N/A  9.828        0
 12/31/2008  9.828  5.787        1
   VISB 5    2.75%
 12/31/2007    N/A  9.850        0
 12/31/2008  9.850  5.809        7
   VISB 6    3.05%
 12/31/2007    N/A  9.818        0
 12/31/2008  9.818  5.773        2
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.853        1
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.814        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.838        1
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.785        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.809        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.823        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.794        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.867        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.828        0

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.799        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.814        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.833        1
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.848        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.819        0
   VISI 2    1.70%
 12/31/2007    N/A  9.919       15
 12/31/2008  9.919  5.912       28
   VISI 3    2.10%
 12/31/2007    N/A  9.893        0
 12/31/2008  9.893  5.872       33
   VISI 4    2.40%
 12/31/2007    N/A  9.873        0
 12/31/2008  9.873  5.843        6
   VISI 5    2.25%
 12/31/2007    N/A  9.883        0
 12/31/2008  9.883  5.858        9
   VISI 6    2.55%
 12/31/2007    N/A  9.863        0
 12/31/2008  9.863  5.828        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.902        2
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.856        0
   VISL 1    1.65%
 12/31/2007    N/A  9.923        0
 12/31/2008  9.923  5.917        0
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.809        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.823        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.794        0
   VISL 2    1.95%
 12/31/2007    N/A  9.903        3
 12/31/2008  9.903  5.887       14
   VISL 3    2.35%
 12/31/2007    N/A  9.876        0
 12/31/2008  9.876  5.848       97
   VISL 4    2.65%
 12/31/2007    N/A  9.856        0
 12/31/2008  9.856  5.819        1

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 5    2.50%
 12/31/2007    N/A  9.866        0
 12/31/2008  9.866  5.833       10
   VISL 6    2.80%
 12/31/2007    N/A  9.846        0
 12/31/2008  9.846  5.804        8
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.877        0
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.838        0
AZL TargetPLUS Moderate Fund
   VISB 1    1.90%
 12/31/2007    N/A 10.046        0
 12/31/2008 10.046  6.666        0
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.544        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.561        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.528        0
   VISB 3    2.60%
 12/31/2007    N/A  9.999        0
 12/31/2008  9.999  6.588       66
   VISB 4    2.90%
 12/31/2007    N/A  9.967        0
 12/31/2008  9.967  6.547        0
   VISB 5    2.75%
 12/31/2007    N/A  9.989        0
 12/31/2008  9.989  6.572        0
   VISB 6    3.05%
 12/31/2007    N/A  9.957        0
 12/31/2008  9.957  6.531        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.621        0
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.577        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.605       16
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.544        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.572        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.588        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.555        0

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

                                       41

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.638        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.594        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.561        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.577        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.599        4
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.616        4
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.583        0
   VISI 2    1.70%
 12/31/2007    N/A 10.059        0
 12/31/2008 10.059  6.688       11
   VISI 3    2.10%
 12/31/2007    N/A 10.032        0
 12/31/2008 10.032  6.643       25
   VISI 4    2.40%
 12/31/2007    N/A 10.012        0
 12/31/2008 10.012  6.610        0
   VISI 5    2.25%
 12/31/2007    N/A 10.022        0
 12/31/2008 10.022  6.627       50
   VISI 6    2.55%
 12/31/2007    N/A 10.002        0
 12/31/2008 10.002  6.594       11
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.677        4
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.625        0
   VISL 1    1.65%
 12/31/2007    N/A 10.063        0
 12/31/2008 10.063  6.694        1
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.572        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.588        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.555        0
   VISL 2    1.95%
 12/31/2007    N/A 10.043        0
 12/31/2008 10.043  6.660        5

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 3    2.35%
 12/31/2007    N/A 10.016        0
 12/31/2008 10.016  6.616        7
   VISL 4    2.65%
 12/31/2007    N/A  9.995        0
 12/31/2008  9.995  6.583        1
   VISL 5    2.50%
 12/31/2007    N/A 10.005        0
 12/31/2008 10.005  6.599        7
   VISL 6    2.80%
 12/31/2007    N/A  9.985        0
 12/31/2008  9.985  6.566        0
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.649        0
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.605        0
AZL Turner Quantitative Small Cap Growth Fund
   VISB 1    1.90%
 12/31/2007    N/A 12.602        0
 12/31/2008 12.602  7.005        0
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.727        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.764        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.691        0
   VISB 3    2.60%
 12/31/2007    N/A 12.369        0
 12/31/2008 12.369  6.827        5
   VISB 4    2.90%
 12/31/2007    N/A 12.183        0
 12/31/2008 12.183  6.704        0
   VISB 5    2.75%
 12/31/2007    N/A 12.319        0
 12/31/2008 12.319  6.789        1
   VISB 6    3.05%
 12/31/2007    N/A 12.134        0
 12/31/2008 12.134  6.667        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.902        3
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.801        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.864        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.727        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.789        0


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.827        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.752        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.941        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.839        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.764        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.801        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.852        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.890        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.814        0
   VISI 2    1.70%
 12/31/2007    N/A 12.670        0
 12/31/2008 12.670  7.056        0
   VISI 3    2.10%
 12/31/2007    N/A 12.535        0
 12/31/2008 12.535  6.953        2
   VISI 4    2.40%
 12/31/2007    N/A 12.435        0
 12/31/2008 12.435  6.877        1
   VISI 5    2.25%
 12/31/2007    N/A 12.485        0
 12/31/2008 12.485  6.915        4
   VISI 6    2.55%
 12/31/2007    N/A 12.385        0
 12/31/2008 12.385  6.839        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.031       10
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.878        0
   VISL 1    1.65%
 12/31/2007    N/A 12.687        0
 12/31/2008 12.687  7.069        1
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.789        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.827        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.752        0
   VISL 2    1.95%
 12/31/2007    N/A 12.585        0
 12/31/2008 12.585  6.992        1
   VISL 3    2.35%
 12/31/2007    N/A 12.452        0
 12/31/2008 12.452  6.890        5
   VISL 4    2.65%
 12/31/2007    N/A 12.352        0
 12/31/2008 12.352  6.814        0
   VISL 5    2.50%
 12/31/2007    N/A 12.402        0
 12/31/2008 12.402  6.852        1
   VISL 6    2.80%
 12/31/2007    N/A 12.303        0
 12/31/2008 12.303  6.777        1
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.966        6
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.864        1
AZL Van Kampen Comstock Fund
   VISB 1    1.90%
 12/31/2007    N/A 11.979        0
 12/31/2008 11.979  7.500        2
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.893        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.973        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.814        0
   VISB 3    2.60%
 12/31/2007    N/A 11.432        0
 12/31/2008 11.432  7.108        0
   VISB 4    2.90%
 12/31/2007    N/A 10.993        0
 12/31/2008 10.993  6.814        0
   VISB 5    2.75%
 12/31/2007    N/A 11.318        0
 12/31/2008 11.318  7.027        1
   VISB 6    3.05%
 12/31/2007    N/A 10.883        0
 12/31/2008 10.883  6.736        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.274        0
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.054        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.190        0


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

                                       43

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.893        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.026        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.108        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.946        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.358        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.135        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.973        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.054        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.163        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.246        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.081        0
   VISI 2    1.70%
 12/31/2007    N/A 12.140        0
 12/31/2008 12.140  7.616        0
   VISI 3    2.10%
 12/31/2007    N/A 11.820        0
 12/31/2008 11.820  7.386       19
   VISI 4    2.40%
 12/31/2007    N/A 11.586        0
 12/31/2008 11.586  7.218        1
   VISI 5    2.25%
 12/31/2007    N/A 11.703        0
 12/31/2008 11.703  7.301        7
   VISI 6    2.55%
 12/31/2007    N/A 11.471        0
 12/31/2008 11.471  7.135        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.558        5
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.190        0
   VISL 1    1.65%
 12/31/2007    N/A 12.181        0
 12/31/2008 12.181  7.646        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.026        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.108        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.946        0
   VISL 2    1.95%
 12/31/2007    N/A 11.939        0
 12/31/2008 11.939  7.472        1
   VISL 3    2.35%
 12/31/2007    N/A 11.625        0
 12/31/2008 11.625  7.246        3
   VISL 4    2.65%
 12/31/2007    N/A 11.394        0
 12/31/2008 11.394  7.081        0
   VISL 5    2.50%
 12/31/2007    N/A 11.509        0
 12/31/2008 11.509  7.163        2
   VISL 6    2.80%
 12/31/2007    N/A 11.281        0
 12/31/2008 11.281  7.000        0
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.414        0
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.190        0
AZL Van Kampen Equity and Income Fund
   VISB 1    1.90%
 12/31/2007    N/A 12.599        3
 12/31/2008 12.599  9.404       15
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.934        3
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.996        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.871        0
   VISB 3    2.60%
 12/31/2007    N/A 12.279        0
 12/31/2008 12.279  9.101       17
   VISB 4    2.90%
 12/31/2007    N/A 12.022        0
 12/31/2008 12.022  8.884        0
   VISB 5    2.75%
 12/31/2007    N/A 12.211        0
 12/31/2008 12.211  9.038        1
   VISB 6    3.05%
 12/31/2007    N/A 11.956        0
 12/31/2008 11.956  8.822        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.230        0


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.059        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.165        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.934        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.038        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.101        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.975        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.295        1
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.123        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.996        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.059        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.144        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.208        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.080        0
   VISI 2    1.70%
 12/31/2007    N/A 12.691        0
 12/31/2008 12.691  9.492        3
   VISI 3    2.10%
 12/31/2007    N/A 12.506        0
 12/31/2008 12.506  9.317       31
   VISI 4    2.40%
 12/31/2007    N/A 12.369        0
 12/31/2008 12.369  9.187        0
   VISI 5    2.25%
 12/31/2007    N/A 12.438        0
 12/31/2008 12.438  9.252        5
   VISI 6    2.55%
 12/31/2007    N/A 12.301        0
 12/31/2008 12.301  9.123        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.448       25

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.180        0
   VISL 1    1.65%
 12/31/2007    N/A 12.715        1
 12/31/2008 12.715  9.515        1
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.038        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.101        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.975        0
   VISL 2    1.95%
 12/31/2007    N/A 12.575        0
 12/31/2008 12.575  9.382        0
   VISL 3    2.35%
 12/31/2007    N/A 12.392        0
 12/31/2008 12.392  9.208        3
   VISL 4    2.65%
 12/31/2007    N/A 12.256        0
 12/31/2008 12.256  9.080        0
   VISL 5    2.50%
 12/31/2007    N/A 12.324        0
 12/31/2008 12.324  9.144        1
   VISL 6    2.80%
 12/31/2007    N/A 12.189        0
 12/31/2008 12.189  9.017        0
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.339        5
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.165        0
AZL Van Kampen Global Franchise Fund
   VISB 1    1.90%
 12/31/2007    N/A 18.912        3
 12/31/2008 18.912 13.255        3
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.453        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.559        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.347        0
   VISB 3    2.60%
 12/31/2007    N/A 18.303        0
 12/31/2008 18.303 12.739        1
   VISB 4    2.90%
 12/31/2007    N/A 17.812        0
 12/31/2008 17.812 12.359        0
   VISB 5    2.75%
 12/31/2007    N/A 18.176        0
 12/31/2008 18.176 12.631        1

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

                                       45

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISB 6    3.05%
 12/31/2007    N/A 17.687        0
 12/31/2008 17.687 12.255        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.958        0
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.667        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.848        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.453        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.631        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.739        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.524        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.068        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.775        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.559        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.667        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.811        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.921        1
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.703        0
   VISI 2    1.70%
 12/31/2007    N/A 19.090        1
 12/31/2008 19.090 13.407        2
   VISI 3    2.10%
 12/31/2007    N/A 18.736        0
 12/31/2008 18.736 13.105       12
   VISI 4    2.40%
 12/31/2007    N/A 18.475        0
 12/31/2008 18.475 12.884        3
   VISI 5    2.25%
 12/31/2007    N/A 18.605        0
 12/31/2008 18.605 12.994        2

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 6    2.55%
 12/31/2007    N/A 18.346        0
 12/31/2008 18.346 12.775        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.331       20
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.861        1
   VISL 1    1.65%
 12/31/2007    N/A 19.135        0
 12/31/2008 19.135 13.445        0
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.631        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.739        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.524        0
   VISL 2    1.95%
 12/31/2007    N/A 18.868        0
 12/31/2008 18.868 13.218        1
   VISL 3    2.35%
 12/31/2007    N/A 18.519        0
 12/31/2008 18.519 12.921        4
   VISL 4    2.65%
 12/31/2007    N/A 18.261        0
 12/31/2008 18.261 12.703        1
   VISL 5    2.50%
 12/31/2007    N/A 18.389        0
 12/31/2008 18.389 12.811        0
   VISL 6    2.80%
 12/31/2007    N/A 18.133        0
 12/31/2008 18.133 12.595        0
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.143        0
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.848        0
AZL Van Kampen Global Real Estate Fund
   VISB 1    1.90%
 12/31/2007    N/A 10.761        4
 12/31/2008 10.761  5.719        7
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.554        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.575        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.531        0
   VISB 3    2.60%
 12/31/2007    N/A 10.636        0
 12/31/2008 10.636  5.613       11


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISB 4    2.90%
 12/31/2007    N/A 10.539        0
 12/31/2008 10.539  5.545        1
   VISB 5    2.75%
 12/31/2007    N/A 10.609        0
 12/31/2008 10.609  5.590        7
   VISB 6    3.05%
 12/31/2007    N/A 10.512        0
 12/31/2008 10.512  5.523        5
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.658        2
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.598        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.635        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.554        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.590        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.613        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.568        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.681        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.620        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.575        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.598        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.628        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.651        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.605        0
   VISI 2    1.70%
 12/31/2007    N/A 10.797        1
 12/31/2008 10.797  5.750        1
   VISI 3    2.10%
 12/31/2007    N/A 10.725        0
 12/31/2008 10.725  5.689       14

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 4    2.40%
 12/31/2007    N/A 10.671        0
 12/31/2008 10.671  5.643        5
   VISI 5    2.25%
 12/31/2007    N/A 10.698        0
 12/31/2008 10.698  5.666        9
   VISI 6    2.55%
 12/31/2007    N/A 10.645        0
 12/31/2008 10.645  5.620        1
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.735       12
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.650        0
   VISL 1    1.65%
 12/31/2007    N/A 10.806        1
 12/31/2008 10.806  5.758        3
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.590        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.613        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.568        7
   VISL 2    1.95%
 12/31/2007    N/A 10.752        0
 12/31/2008 10.752  5.711        3
   VISL 3    2.35%
 12/31/2007    N/A 10.680        0
 12/31/2008 10.680  5.651        8
   VISL 4    2.65%
 12/31/2007    N/A 10.627        0
 12/31/2008 10.627  5.605        0
   VISL 5    2.50%
 12/31/2007    N/A 10.653        0
 12/31/2008 10.653  5.628        1
   VISL 6    2.80%
 12/31/2007    N/A 10.600        0
 12/31/2008 10.600  5.583        1
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.696        1
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.635        2
AZL Van Kampen Growth and Income Fund
   VISB 1    1.90%
 12/31/2007    N/A 13.822        1
 12/31/2008 13.822  9.106        1
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.368        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.465        0


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.272        0
   VISB 3    2.60%
 12/31/2007    N/A 13.191        0
 12/31/2008 13.191  8.629        1
   VISB 4    2.90%
 12/31/2007    N/A 12.684        0
 12/31/2008 12.684  8.272        0
   VISB 5    2.75%
 12/31/2007    N/A 13.060        0
 12/31/2008 13.060  8.530        1
   VISB 6    3.05%
 12/31/2007    N/A 12.557        0
 12/31/2008 12.557  8.178        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.830        0
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.563        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.729        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.368        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.530        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.629        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.433        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.932        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.662        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.465        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.563        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.696        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.796        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.596        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 2    1.70%
 12/31/2007    N/A 14.008        0
 12/31/2008 14.008  9.246        0
   VISI 3    2.10%
 12/31/2007    N/A 13.639        0
 12/31/2008 13.639  8.967        9
   VISI 4    2.40%
 12/31/2007    N/A 13.368        0
 12/31/2008 13.368  8.763        1
   VISI 5    2.25%
 12/31/2007    N/A 13.503        0
 12/31/2008 13.503  8.864        3
   VISI 6    2.55%
 12/31/2007    N/A 13.235        0
 12/31/2008 13.235  8.662        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.176        0
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.729        0
   VISL 1    1.65%
 12/31/2007    N/A 14.055        0
 12/31/2008 14.055  9.282        0
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.530        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.629        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.433       18
   VISL 2    1.95%
 12/31/2007    N/A 13.776        0
 12/31/2008 13.776  9.071        1
   VISL 3    2.35%
 12/31/2007    N/A 13.413        0
 12/31/2008 13.413  8.796        8
   VISL 4    2.65%
 12/31/2007    N/A 13.147        0
 12/31/2008 13.147  8.596        0
   VISL 5    2.50%
 12/31/2007    N/A 13.279        0
 12/31/2008 13.279  8.696        3
   VISL 6    2.80%
 12/31/2007    N/A 13.016        0
 12/31/2008 13.016  8.498        0
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.001        0
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.729        1

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

                                       48

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Van Kampen Mid Cap Growth Fund
   VISB 1    1.90%
 12/31/2007    N/A 15.661        1
 12/31/2008 15.661  7.910        7
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.270        1
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.354        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.187        0
   VISB 3    2.60%
 12/31/2007    N/A 14.946        0
 12/31/2008 14.946  7.497       16
   VISB 4    2.90%
 12/31/2007    N/A 14.372        0
 12/31/2008 14.372  7.187        0
   VISB 5    2.75%
 12/31/2007    N/A 14.797        0
 12/31/2008 14.797  7.411        4
   VISB 6    3.05%
 12/31/2007    N/A 14.228        0
 12/31/2008 14.228  7.104        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.671        2
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.439        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.583        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.270        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.411        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.497        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.326        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.760        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.525        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.354        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.439        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.554        1
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.642        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.468        0
   VISI 2    1.70%
 12/31/2007    N/A 15.872        1
 12/31/2008 15.872  8.033        3
   VISI 3    2.10%
 12/31/2007    N/A 15.454        0
 12/31/2008 15.454  7.790       61
   VISI 4    2.40%
 12/31/2007    N/A 15.147        0
 12/31/2008 15.147  7.613        2
   VISI 5    2.25%
 12/31/2007    N/A 15.300        0
 12/31/2008 15.300  7.701        5
   VISI 6    2.55%
 12/31/2007    N/A 14.996        0
 12/31/2008 14.996  7.525        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.971       12
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.583        0
   VISL 1    1.65%
 12/31/2007    N/A 15.925        1
 12/31/2008 15.925  8.064        3
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.411        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.497        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.326        0
   VISL 2    1.95%
 12/31/2007    N/A 15.609        0
 12/31/2008 15.609  7.880        0
   VISL 3    2.35%
 12/31/2007    N/A 15.198        0
 12/31/2008 15.198  7.642       10
   VISL 4    2.65%
 12/31/2007    N/A 14.897        0
 12/31/2008 14.897  7.468        0
   VISL 5    2.50%
 12/31/2007    N/A 15.046        0
 12/31/2008 15.046  7.554        4
   VISL 6    2.80%
 12/31/2007    N/A 14.748        0
 12/31/2008 14.748  7.382        1

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.820        1
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.583        3
BlackRock Global Allocation V.I. Fund
   VISB 1    1.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.893        1
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.835        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.843        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.590        0
   VISB 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.856       20
   VISB 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.840        2
   VISB 5    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.848        0
   VISB 6    3.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.832        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.872       18
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.851        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.864        6
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.835        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.848        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.856        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.840        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.880        3
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.858        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.843        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.851        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.861       11
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.869        2
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.853        0
   VISI 2    1.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.903        4
   VISI 3    2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.882       35
   VISI 4    2.40%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.866        5
   VISI 5    2.25%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.874       11
   VISI 6    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.858        1
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.898       23
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.877        0
   VISL 1    1.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.906        0
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.848        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.856        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.840        0
   VISL 2    1.95%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.890        0
   VISL 3    2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.869       59
   VISL 4    2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.853        8

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 5    2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.861       11
   VISL 6    2.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.845        0
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.885       38
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.864        0
Davis VA Financial Portfolio
   VISB 1    1.90%
 12/31/2007    N/A 12.015        1
 12/31/2008 12.015  6.323        2
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.259        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.357        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.163        0
   VISB 3    2.60%
 12/31/2007    N/A 11.444        0
 12/31/2008 11.444  5.980        1
   VISB 4    2.90%
 12/31/2007    N/A 11.208        0
 12/31/2008 11.208  5.839        1
   VISB 5    2.75%
 12/31/2007    N/A 11.325        0
 12/31/2008 11.325  5.909        4
   VISB 6    3.05%
 12/31/2007    N/A 11.091        0
 12/31/2008 11.091  5.770        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.125        0
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.456        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.624        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.259        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.423        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.523        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.324        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.831        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.557        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.357        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.456        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.591        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.693        1
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.490        0
   VISI 2    1.70%
 12/31/2007    N/A 15.460        0
 12/31/2008 15.460  8.152        0
   VISI 3    2.10%
 12/31/2007    N/A 14.978        0
 12/31/2008 14.978  7.866       10
   VISI 4    2.40%
 12/31/2007    N/A 14.626        0
 12/31/2008 14.626  7.659        3
   VISI 5    2.25%
 12/31/2007    N/A 14.801        0
 12/31/2008 14.801  7.762        3
   VISI 6    2.55%
 12/31/2007    N/A 14.454        0
 12/31/2008 14.454  7.557        1
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.080        1
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.174        0
   VISL 1    1.65%
 12/31/2007    N/A 15.522        0
 12/31/2008 15.522  8.189        1
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.423        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.523        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.324        0
   VISL 2    1.95%
 12/31/2007    N/A 15.157        0
 12/31/2008 15.157  7.972        0

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 3    2.35%
 12/31/2007    N/A 14.684        0
 12/31/2008 14.684  7.693        5
   VISL 4    2.65%
 12/31/2007    N/A 14.340        0
 12/31/2008 14.340  7.490        0
   VISL 5    2.50%
 12/31/2007    N/A 14.511        0
 12/31/2008 14.511  7.591        1
   VISL 6    2.80%
 12/31/2007    N/A 14.170        0
 12/31/2008 14.170  7.390        0
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.902        1
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.624        0
Franklin High Income Securities Fund
   VISB 1    1.90%
 12/31/2007    N/A 23.111        0
 12/31/2008 23.111 17.374        4
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.938        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.362        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.527        0
   VISB 3    2.60%
 12/31/2007    N/A 20.264        0
 12/31/2008 20.264 15.127        2
   VISB 4    2.90%
 12/31/2007    N/A 18.065        0
 12/31/2008 18.065 13.445        0
   VISB 5    2.75%
 12/31/2007    N/A 19.701        0
 12/31/2008 19.701 14.685        0
   VISB 6    3.05%
 12/31/2007    N/A 17.558        0
 12/31/2008 17.558 13.048        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 15.680        2
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.798        2
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 15.555        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.938        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.651        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 15.097        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.219        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 16.515        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 15.248        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.362        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.798        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 15.401        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 15.869        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.947        0
   VISI 2    1.70%
 12/31/2007    N/A 23.984        0
 12/31/2008 23.984 18.066        2
   VISI 3    2.10%
 12/31/2007    N/A 22.233        0
 12/31/2008 22.233 16.680        3
   VISI 4    2.40%
 12/31/2007    N/A 21.004        0
 12/31/2008 21.004 15.711        0
   VISI 5    2.25%
 12/31/2007    N/A 21.610        0
 12/31/2008 21.610 16.188        3
   VISI 6    2.55%
 12/31/2007    N/A 20.416        0
 12/31/2008 20.416 15.248        1
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 17.709        7
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 15.460        0
   VISL 1    1.65%
 12/31/2007    N/A 24.212        0
 12/31/2008 24.212 18.247        0
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.651        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 15.097        0

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.219        0
   VISL 2    1.95%
 12/31/2007    N/A 22.874        0
 12/31/2008 22.874 17.187        0
   VISL 3    2.35%
 12/31/2007    N/A 21.204        0
 12/31/2008 21.204 15.869        5
   VISL 4    2.65%
 12/31/2007    N/A 20.032        0
 12/31/2008 20.032 14.947        0
   VISL 5    2.50%
 12/31/2007    N/A 20.610        0
 12/31/2008 20.610 15.401        1
   VISL 6    2.80%
 12/31/2007    N/A 19.471        0
 12/31/2008 19.471 14.506        2
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 16.848        0
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 15.555        0
Franklin Income Securities Fund
   VISB 1    1.90%
 12/31/2007    N/A 44.144        2
 12/31/2008 44.144 30.467        3
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 24.442        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 25.185        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 23.722        0
   VISB 3    2.60%
 12/31/2007    N/A 38.706        0
 12/31/2008 38.706 26.527        5
   VISB 4    2.90%
 12/31/2007    N/A 34.505        0
 12/31/2008 34.505 23.576        6
   VISB 5    2.75%
 12/31/2007    N/A 37.631        0
 12/31/2008 37.631 25.751        0
   VISB 6    3.05%
 12/31/2007    N/A 33.538        0
 12/31/2008 33.538 22.881        2
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 27.497        1
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 25.950        1
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 27.277        2

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 24.442        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 25.692        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 26.473        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 24.935        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 28.960        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 26.738        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 25.185        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 25.950        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 27.007        2
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 27.827        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 26.210        0
   VISI 2    1.70%
 12/31/2007    N/A 45.811        1
 12/31/2008 45.811 31.680        6
   VISI 3    2.10%
 12/31/2007    N/A 42.467        0
 12/31/2008 42.467 29.250       41
   VISI 4    2.40%
 12/31/2007    N/A 40.120        0
 12/31/2008 40.120 27.551        5
   VISI 5    2.25%
 12/31/2007    N/A 41.276        0
 12/31/2008 41.276 28.388        3
   VISI 6    2.55%
 12/31/2007    N/A 38.995        0
 12/31/2008 38.995 26.738        1
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 31.055       40
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 27.110        0
   VISL 1    1.65%
 12/31/2007    N/A 46.247        4
 12/31/2008 46.247 31.998        8

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 25.692        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 26.473        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 24.935        0
   VISL 2    1.95%
 12/31/2007    N/A 43.691        0
 12/31/2008 43.691 30.139        1
   VISL 3    2.35%
 12/31/2007    N/A 40.502        0
 12/31/2008 40.502 27.827       11
   VISL 4    2.65%
 12/31/2007    N/A 38.263        0
 12/31/2008 38.263 26.210        1
   VISL 5    2.50%
 12/31/2007    N/A 39.367        0
 12/31/2008 39.367 27.007        3
   VISL 6    2.80%
 12/31/2007    N/A 37.191        0
 12/31/2008 37.191 25.437        1
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 29.544        3
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 27.277        0
Franklin Templeton VIP Founding Funds Allocation Fund
   VISB 1    1.90%
 12/31/2007    N/A  9.223        5
 12/31/2008  9.223  5.803       55
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.708        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.721        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.695        0
   VISB 3    2.60%
 12/31/2007    N/A  9.191        0
 12/31/2008  9.191  5.743      116
   VISB 4    2.90%
 12/31/2007    N/A  9.171        0
 12/31/2008  9.171  5.713      173
   VISB 5    2.75%
 12/31/2007    N/A  9.185        0
 12/31/2008  9.185  5.730       26
   VISB 6    3.05%
 12/31/2007    N/A  9.164        0
 12/31/2008  9.164  5.700       15
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.769        5

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.734        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.755        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.708        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.729        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.742        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.717        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.781        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.747        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.721        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.734        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.751        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.764        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.738        0
   VISI 2    1.70%
 12/31/2007    N/A  9.232        2
 12/31/2008  9.232  5.821       43
   VISI 3    2.10%
 12/31/2007    N/A  9.214        0
 12/31/2008  9.214  5.786      138
   VISI 4    2.40%
 12/31/2007    N/A  9.200        0
 12/31/2008  9.200  5.760       45
   VISI 5    2.25%
 12/31/2007    N/A  9.207        0
 12/31/2008  9.207  5.773       54
   VISI 6    2.55%
 12/31/2007    N/A  9.194        0
 12/31/2008  9.194  5.747        1
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.812       30


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.773        9
   VISL 1    1.65%
 12/31/2007    N/A  9.235        8
 12/31/2008  9.235  5.825       47
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.729        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.742        7
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.717       14
   VISL 2    1.95%
 12/31/2007    N/A  9.221        2
 12/31/2008  9.221  5.799        6
   VISL 3    2.35%
 12/31/2007    N/A  9.203        0
 12/31/2008  9.203  5.764       57
   VISL 4    2.65%
 12/31/2007    N/A  9.189        0
 12/31/2008  9.189  5.738        2
   VISL 5    2.50%
 12/31/2007    N/A  9.196        0
 12/31/2008  9.196  5.751       29
   VISL 6    2.80%
 12/31/2007    N/A  9.182        0
 12/31/2008  9.182  5.726       22
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.790        1
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.755        1
Franklin U.S. Government Fund
   VISB 1    1.90%
 12/31/2007    N/A 23.866        0
 12/31/2008 23.866 25.193        5
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 20.246        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 20.857        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 19.653        0
   VISB 3    2.60%
 12/31/2007    N/A 20.865        0
 12/31/2008 20.865 21.871        3
   VISB 4    2.90%
 12/31/2007    N/A 18.692        0
 12/31/2008 18.692 19.534        3
   VISB 5    2.75%
 12/31/2007    N/A 20.286        0
 12/31/2008 20.286 21.231        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISB 6    3.05%
 12/31/2007    N/A 18.172        0
 12/31/2008 18.172 18.962        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 22.658        4
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 21.486        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 22.578        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 20.246        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 21.274        2
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 21.916        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 20.651        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 23.961        1
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 22.135        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 20.857        3
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 21.486        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 22.355        1
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 23.030        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 21.700        0
   VISI 2    1.70%
 12/31/2007    N/A 24.767        0
 12/31/2008 24.767 26.196        0
   VISI 3    2.10%
 12/31/2007    N/A 22.971        0
 12/31/2008 22.971 24.199        8
   VISI 4    2.40%
 12/31/2007    N/A 21.711        0
 12/31/2008 21.711 22.803        4
   VISI 5    2.25%
 12/31/2007    N/A 22.332        0
 12/31/2008 22.332 23.491        7


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 6    2.55%
 12/31/2007    N/A 21.106        0
 12/31/2008 21.106 22.135        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 25.682        1
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 22.441        0
   VISL 1    1.65%
 12/31/2007    N/A 25.001        0
 12/31/2008 25.001 26.457        1
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 21.274        2
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 21.916        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 20.651        9
   VISL 2    1.95%
 12/31/2007    N/A 23.629        0
 12/31/2008 23.629 24.930        3
   VISL 3    2.35%
 12/31/2007    N/A 21.916        0
 12/31/2008 21.916 23.030       17
   VISL 4    2.65%
 12/31/2007    N/A 20.713        0
 12/31/2008 20.713 21.700        1
   VISL 5    2.50%
 12/31/2007    N/A 21.306        0
 12/31/2008 21.306 22.355        1
   VISL 6    2.80%
 12/31/2007    N/A 20.137        0
 12/31/2008 20.137 21.065        0
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 24.440        1
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 22.578        2
Franklin Zero Coupon Fund 2010
   VISB 1    1.90%
 12/31/2007    N/A 36.395        0
 12/31/2008 36.395 38.385        0
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 30.862        1
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 31.793        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 29.958        0
   VISB 3    2.60%
 12/31/2007    N/A 31.911        0
 12/31/2008 31.911 33.421        5

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISB 4    2.90%
 12/31/2007    N/A 28.516        0
 12/31/2008 28.516 29.776        0
   VISB 5    2.75%
 12/31/2007    N/A 31.025        0
 12/31/2008 31.025 32.444        0
   VISB 6    3.05%
 12/31/2007    N/A 27.723        0
 12/31/2008 27.723 28.903        1
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 35.464        2
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 32.752        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 34.416        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 30.862        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 32.429        1
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 33.408        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 31.479        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 36.524        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 33.740        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 31.793        1
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 32.752        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 34.076        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 35.104        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 33.078        0
   VISI 2    1.70%
 12/31/2007    N/A 37.784        0
 12/31/2008 37.784 39.930        0
   VISI 3    2.10%
 12/31/2007    N/A 35.045        0
 12/31/2008 35.045 36.887        2

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 4    2.40%
 12/31/2007    N/A 33.122        0
 12/31/2008 33.122 34.758        1
   VISI 5    2.25%
 12/31/2007    N/A 34.070        0
 12/31/2008 34.070 35.807        1
   VISI 6    2.55%
 12/31/2007    N/A 32.200        0
 12/31/2008 32.200 33.740        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 39.147        0
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 34.207        0
   VISL 1    1.65%
 12/31/2007    N/A 38.141        0
 12/31/2008 38.141 40.328        0
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 32.429        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 33.408        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 31.479        0
   VISL 2    1.95%
 12/31/2007    N/A 36.048        0
 12/31/2008 36.048 38.000        0
   VISL 3    2.35%
 12/31/2007    N/A 33.435        0
 12/31/2008 33.435 35.104        0
   VISL 4    2.65%
 12/31/2007    N/A 31.600        0
 12/31/2008 31.600 33.078        0
   VISL 5    2.50%
 12/31/2007    N/A 32.504        0
 12/31/2008 32.504 34.076        0
   VISL 6    2.80%
 12/31/2007    N/A 30.721        0
 12/31/2008 30.721 32.110        1
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 37.255        0
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 34.416        0
Mutual Global Discovery Securities Fund
   VISB 1    1.90%
 12/31/2007    N/A 28.237        6
 12/31/2008 28.237 19.821        9
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 17.324        1
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 17.643        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 17.011        0
   VISB 3    2.60%
 12/31/2007    N/A 26.116        0
 12/31/2008 26.116 18.204        8
   VISB 4    2.90%
 12/31/2007    N/A 24.424        0
 12/31/2008 24.424 16.973        5
   VISB 5    2.75%
 12/31/2007    N/A 25.683        0
 12/31/2008 25.683 17.875        1
   VISB 6    3.05%
 12/31/2007    N/A 24.019        0
 12/31/2008 24.019 16.667        1
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 18.846        2
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 17.968        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 18.523        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 17.324        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 17.859        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 18.188        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 17.536        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 19.211        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 18.299        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 17.643        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 17.968        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 18.410        1
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 18.749        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 18.078        0


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 2    1.70%
 12/31/2007    N/A 28.848        2
 12/31/2008 28.848 20.291        2
   VISI 3    2.10%
 12/31/2007    N/A 27.590        0
 12/31/2008 27.590 19.328       19
   VISI 4    2.40%
 12/31/2007    N/A 26.682        0
 12/31/2008 26.682 18.635        2
   VISI 5    2.25%
 12/31/2007    N/A 27.132        0
 12/31/2008 27.132 18.978        8
   VISI 6    2.55%
 12/31/2007    N/A 26.239        0
 12/31/2008 26.239 18.299        2
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 20.046       26
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 18.481        0
   VISL 1    1.65%
 12/31/2007    N/A 29.010        5
 12/31/2008 29.010 20.415        7
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 17.859        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 18.188        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 17.536        0
   VISL 2    1.95%
 12/31/2007    N/A 28.055        0
 12/31/2008 28.055 19.683        4
   VISL 3    2.35%
 12/31/2007    N/A 26.831        0
 12/31/2008 26.831 18.749        7
   VISL 4    2.65%
 12/31/2007    N/A 25.948        0
 12/31/2008 25.948 18.078        2
   VISL 5    2.50%
 12/31/2007    N/A 26.386        0
 12/31/2008 26.386 18.410        2
   VISL 6    2.80%
 12/31/2007    N/A 25.517        0
 12/31/2008 25.517 17.751        2
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 19.446        2
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 18.523        0


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Mutual Shares Securities Fund
   VISB 1    1.90%
 12/31/2007    N/A 22.858        6
 12/31/2008 22.858 14.105       10
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.328        1
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.555        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.105        0
   VISB 3    2.60%
 12/31/2007    N/A 21.141        0
 12/31/2008 21.141 12.954       11
   VISB 4    2.90%
 12/31/2007    N/A 19.771        0
 12/31/2008 19.771 12.078       11
   VISB 5    2.75%
 12/31/2007    N/A 20.790        0
 12/31/2008 20.790 12.720        1
   VISB 6    3.05%
 12/31/2007    N/A 19.443        0
 12/31/2008 19.443 11.860        5
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.423        2
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.786        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.181        3
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.328        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.709        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.942        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.479        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.670        1
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.021        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.555        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.786        0


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.101        4
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.342        1
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.864        0
   VISI 2    1.70%
 12/31/2007    N/A 23.353        4
 12/31/2008 23.353 14.439        6
   VISI 3    2.10%
 12/31/2007    N/A 22.334        0
 12/31/2008 22.334 13.754       39
   VISI 4    2.40%
 12/31/2007    N/A 21.599        0
 12/31/2008 21.599 13.261        5
   VISI 5    2.25%
 12/31/2007    N/A 21.963        0
 12/31/2008 21.963 13.505        1
   VISI 6    2.55%
 12/31/2007    N/A 21.241        0
 12/31/2008 21.241 13.021        2
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.265       34
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.151        2
   VISL 1    1.65%
 12/31/2007    N/A 23.484        4
 12/31/2008 23.484 14.527       18
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.709        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.942        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.479        0
   VISL 2    1.95%
 12/31/2007    N/A 22.711        0
 12/31/2008 22.711 14.007        3
   VISL 3    2.35%
 12/31/2007    N/A 21.720        0
 12/31/2008 21.720 13.342       13
   VISL 4    2.65%
 12/31/2007    N/A 21.005        0
 12/31/2008 21.005 12.864        2
   VISL 5    2.50%
 12/31/2007    N/A 21.359        0
 12/31/2008 21.359 13.101        3
   VISL 6    2.80%
 12/31/2007    N/A 20.656        0
 12/31/2008 20.656 12.632        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.837        1
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.181        2
OpCap Mid Cap Portfolio
   VISB 1    1.90%
 12/31/2007    N/A 10.495        4
 12/31/2008 10.495  6.006        8
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.831        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.855        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.808        0
   VISB 3    2.60%
 12/31/2007    N/A 10.372        0
 12/31/2008 10.372  5.894        3
   VISB 4    2.90%
 12/31/2007    N/A 10.320        0
 12/31/2008 10.320  5.847        1
   VISB 5    2.75%
 12/31/2007    N/A 10.346        0
 12/31/2008 10.346  5.870        1
   VISB 6    3.05%
 12/31/2007    N/A 10.294        0
 12/31/2008 10.294  5.823        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.942       14
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.878        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.918        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.831        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.870        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.894        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.847        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.966        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.902        0

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.855        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.878        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.910        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.934        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.886        0
   VISI 2    1.70%
 12/31/2007    N/A 10.530        0
 12/31/2008 10.530  6.038        2
   VISI 3    2.10%
 12/31/2007    N/A 10.460        0
 12/31/2008 10.460  5.974        3
   VISI 4    2.40%
 12/31/2007    N/A 10.407        0
 12/31/2008 10.407  5.926        8
   VISI 5    2.25%
 12/31/2007    N/A 10.433        0
 12/31/2008 10.433  5.950        3
   VISI 6    2.55%
 12/31/2007    N/A 10.381        0
 12/31/2008 10.381  5.902        1
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.022       15
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.958        0
   VISL 1    1.65%
 12/31/2007    N/A 10.539        0
 12/31/2008 10.539  6.046        7
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.870        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.894        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.847        0
   VISL 2    1.95%
 12/31/2007    N/A 10.486        0
 12/31/2008 10.486  5.998        5
   VISL 3    2.35%
 12/31/2007    N/A 10.416        0
 12/31/2008 10.416  5.934        5
   VISL 4    2.65%
 12/31/2007    N/A 10.364        0
 12/31/2008 10.364  5.886        3

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 5    2.50%
 12/31/2007    N/A 10.390        0
 12/31/2008 10.390  5.910        3
   VISL 6    2.80%
 12/31/2007    N/A 10.338        0
 12/31/2008 10.338  5.863        2
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.982        0
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.918        0
PIMCO VIT All Asset Portfolio
   VISB 1    1.90%
 12/31/2007    N/A 13.467        0
 12/31/2008 13.467 11.120        0
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.974        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.044        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.904        0
   VISB 3    2.60%
 12/31/2007    N/A 13.126        0
 12/31/2008 13.126 10.762        4
   VISB 4    2.90%
 12/31/2007    N/A 12.982        0
 12/31/2008 12.982 10.612        3
   VISB 5    2.75%
 12/31/2007    N/A 13.054        0
 12/31/2008 13.054 10.687        2
   VISB 6    3.05%
 12/31/2007    N/A 12.911        0
 12/31/2008 12.911 10.538        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.914        5
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.115        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.234        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.974        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.091        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.162        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.021        0


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.378       10
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.186        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.044        1
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.115        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.210        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.282        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.139        0
   VISI 2    1.70%
 12/31/2007    N/A 12.811        0
 12/31/2008 12.811 10.599        0
   VISI 3    2.10%
 12/31/2007    N/A 12.624        0
 12/31/2008 12.624 10.403        8
   VISI 4    2.40%
 12/31/2007    N/A 12.486        0
 12/31/2008 12.486 10.258        0
   VISI 5    2.25%
 12/31/2007    N/A 12.555        0
 12/31/2008 12.555 10.330        6
   VISI 6    2.55%
 12/31/2007    N/A 12.417        0
 12/31/2008 12.417 10.186        1
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.550        1
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.965        0
   VISL 1    1.65%
 12/31/2007    N/A 12.834        0
 12/31/2008 12.834 10.624        5
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.091        1
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.162        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.021        0
   VISL 2    1.95%
 12/31/2007    N/A 12.694        0
 12/31/2008 12.694 10.476        3

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 3    2.35%
 12/31/2007    N/A 12.509        0
 12/31/2008 12.509 10.282        9
   VISL 4    2.65%
 12/31/2007    N/A 12.372        0
 12/31/2008 12.372 10.139        1
   VISL 5    2.50%
 12/31/2007    N/A 12.440        0
 12/31/2008 12.440 10.210        1
   VISL 6    2.80%
 12/31/2007    N/A 12.304        0
 12/31/2008 12.304 10.068        1
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.427        1
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.234        1
PIMCO VIT CommodityRealReturn Strategy Portfolio
   VISB 1    1.90%
 12/31/2007    N/A 12.645       12
 12/31/2008 12.645  6.974       32
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.697        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.734        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.661        0
   VISB 3    2.60%
 12/31/2007    N/A 12.411        0
 12/31/2008 12.411  6.797       20
   VISB 4    2.90%
 12/31/2007    N/A 12.312        0
 12/31/2008 12.312  6.722        7
   VISB 5    2.75%
 12/31/2007    N/A 12.361        0
 12/31/2008 12.361  6.759        7
   VISB 6    3.05%
 12/31/2007    N/A 12.263        0
 12/31/2008 12.263  6.685        3
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.872       14
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.772        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.834        2
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.697        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.759        0

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.797        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.722        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.910        1
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.809        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.734        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.772        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.822        1
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.859        1
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.784        1
   VISI 2    1.70%
 12/31/2007    N/A 12.713        1
 12/31/2008 12.713  7.025        1
   VISI 3    2.10%
 12/31/2007    N/A 12.578        0
 12/31/2008 12.578  6.923       24
   VISI 4    2.40%
 12/31/2007    N/A 12.478        0
 12/31/2008 12.478  6.847       13
   VISI 5    2.25%
 12/31/2007    N/A 12.528        0
 12/31/2008 12.528  6.885       16
   VISI 6    2.55%
 12/31/2007    N/A 12.428        0
 12/31/2008 12.428  6.809        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.000        8
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.897        0
   VISL 1    1.65%
 12/31/2007    N/A 12.730        1
 12/31/2008 12.730  7.038        5
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.759        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.797        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.722        0
   VISL 2    1.95%
 12/31/2007    N/A 12.629        0
 12/31/2008 12.629  6.961        4
   VISL 3    2.35%
 12/31/2007    N/A 12.494        0
 12/31/2008 12.494  6.859       16
   VISL 4    2.65%
 12/31/2007    N/A 12.394        0
 12/31/2008 12.394  6.784        2
   VISL 5    2.50%
 12/31/2007    N/A 12.444        0
 12/31/2008 12.444  6.822        2
   VISL 6    2.80%
 12/31/2007    N/A 12.345        0
 12/31/2008 12.345  6.747        6
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.935        2
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.834        1
PIMCO VIT Emerging Markets Bond Portfolio
   VISB 1    1.90%
 12/31/2007    N/A 12.124        1
 12/31/2008 12.124 10.159        1
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.756        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.810        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.702        0
   VISB 3    2.60%
 12/31/2007    N/A 11.899        0
 12/31/2008 11.899  9.901        2
   VISB 4    2.90%
 12/31/2007    N/A 11.804        0
 12/31/2008 11.804  9.792        0
   VISB 5    2.75%
 12/31/2007    N/A 11.851        0
 12/31/2008 11.851  9.846        1
   VISB 6    3.05%
 12/31/2007    N/A 11.757        0
 12/31/2008 11.757  9.738        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.010        3
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.864        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.955        2


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.756        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.846        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.901        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.792        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.066        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.919        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.810        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.864        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.937        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.992        1
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.882        0
   VISI 2    1.70%
 12/31/2007    N/A 12.189        0
 12/31/2008 12.189 10.234        0
   VISI 3    2.10%
 12/31/2007    N/A 12.059        0
 12/31/2008 12.059 10.084        1
   VISI 4    2.40%
 12/31/2007    N/A 11.963        0
 12/31/2008 11.963  9.974        4
   VISI 5    2.25%
 12/31/2007    N/A 12.011        0
 12/31/2008 12.011 10.029        2
   VISI 6    2.55%
 12/31/2007    N/A 11.915        0
 12/31/2008 11.915  9.919        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.196        0
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.047        0
   VISL 1    1.65%
 12/31/2007    N/A 12.205        0
 12/31/2008 12.205 10.253        1

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.846        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.901        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.792        0
   VISL 2    1.95%
 12/31/2007    N/A 12.108        0
 12/31/2008 12.108 10.140        2
   VISL 3    2.35%
 12/31/2007    N/A 11.979        0
 12/31/2008 11.979  9.992        2
   VISL 4    2.65%
 12/31/2007    N/A 11.883        0
 12/31/2008 11.883  9.882        0
   VISL 5    2.50%
 12/31/2007    N/A 11.931        0
 12/31/2008 11.931  9.937        0
   VISL 6    2.80%
 12/31/2007    N/A 11.835        0
 12/31/2008 11.835  9.828        4
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.103        1
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.955        0
PIMCO VIT Global Bond Portfolio (Unhedged)
   VISB 1    1.90%
 12/31/2007    N/A 10.302        0
 12/31/2008 10.302 10.022       12
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.624        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.678        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.572        0
   VISB 3    2.60%
 12/31/2007    N/A 10.111        0
 12/31/2008 10.111  9.767        4
   VISB 4    2.90%
 12/31/2007    N/A 10.030        0
 12/31/2008 10.030  9.660        0
   VISB 5    2.75%
 12/31/2007    N/A 10.070        0
 12/31/2008 10.070  9.713        2
   VISB 6    3.05%
 12/31/2007    N/A  9.990        0
 12/31/2008  9.990  9.607        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.875        1


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.731        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.821        2
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.624        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.713        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.767        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.660        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.930        1
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.785        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.678        2
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.731        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.803        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.857        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.749        0
   VISI 2    1.70%
 12/31/2007    N/A 10.357        0
 12/31/2008 10.357 10.096        0
   VISI 3    2.10%
 12/31/2007    N/A 10.247        0
 12/31/2008 10.247  9.948        5
   VISI 4    2.40%
 12/31/2007    N/A 10.165        0
 12/31/2008 10.165  9.839        6
   VISI 5    2.25%
 12/31/2007    N/A 10.206        0
 12/31/2008 10.206  9.894        6
   VISI 6    2.55%
 12/31/2007    N/A 10.124        0
 12/31/2008 10.124  9.785        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.059        2

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.912        0
   VISL 1    1.65%
 12/31/2007    N/A 10.371        0
 12/31/2008 10.371 10.114        0
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.713        1
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.767        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.660        0
   VISL 2    1.95%
 12/31/2007    N/A 10.288        0
 12/31/2008 10.288 10.003        0
   VISL 3    2.35%
 12/31/2007    N/A 10.178        0
 12/31/2008 10.178  9.857        3
   VISL 4    2.65%
 12/31/2007    N/A 10.097        0
 12/31/2008 10.097  9.749        3
   VISL 5    2.50%
 12/31/2007    N/A 10.138        0
 12/31/2008 10.138  9.803        2
   VISL 6    2.80%
 12/31/2007    N/A 10.057        0
 12/31/2008 10.057  9.695        0
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.967        0
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.821        1
PIMCO VIT High Yield Portfolio
   VISB 1    1.90%
 12/31/2007    N/A 13.628        0
 12/31/2008 13.628 10.223        2
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.345        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.471        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.221        0
   VISB 3    2.60%
 12/31/2007    N/A 12.980        0
 12/31/2008 12.980  9.669        3
   VISB 4    2.90%
 12/31/2007    N/A 12.713        0
 12/31/2008 12.713  9.441        1
   VISB 5    2.75%
 12/31/2007    N/A 12.846        0
 12/31/2008 12.846  9.555        1


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISB 6    3.05%
 12/31/2007    N/A 12.581        0
 12/31/2008 12.581  9.329        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.903        3
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.599        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.815        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.345        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.556        1
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.685        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.429        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.081        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.728        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.471        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.599        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.771        1
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.903        1
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.641        0
   VISI 2    1.70%
 12/31/2007    N/A 13.962        1
 12/31/2008 13.962 10.494        0
   VISI 3    2.10%
 12/31/2007    N/A 13.526        0
 12/31/2008 13.526 10.126        1
   VISI 4    2.40%
 12/31/2007    N/A 13.209        0
 12/31/2008 13.209  9.859        0
   VISI 5    2.25%
 12/31/2007    N/A 13.366        0
 12/31/2008 13.366  9.992        2

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 6    2.55%
 12/31/2007    N/A 13.053        0
 12/31/2008 13.053  9.728        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.401       12
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.982        0
   VISL 1    1.65%
 12/31/2007    N/A 14.017        0
 12/31/2008 14.017 10.541        0
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.556        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.685        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.429        0
   VISL 2    1.95%
 12/31/2007    N/A 13.688        0
 12/31/2008 13.688 10.263        1
   VISL 3    2.35%
 12/31/2007    N/A 13.261        0
 12/31/2008 13.261  9.903        3
   VISL 4    2.65%
 12/31/2007    N/A 12.950        0
 12/31/2008 12.950  9.641        1
   VISL 5    2.50%
 12/31/2007    N/A 13.104        0
 12/31/2008 13.104  9.771        2
   VISL 6    2.80%
 12/31/2007    N/A 12.797        0
 12/31/2008 12.797  9.513        0
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.172        1
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.815        0
PIMCO VIT Real Return Portfolio
   VISB 1    1.90%
 12/31/2007    N/A 11.989        0
 12/31/2008 11.989 10.933       16
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.314        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.403        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.227        0
   VISB 3    2.60%
 12/31/2007    N/A 11.603        0
 12/31/2008 11.603 10.507       13


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

                                       65

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISB 4    2.90%
 12/31/2007    N/A 11.441        0
 12/31/2008 11.441 10.329        2
   VISB 5    2.75%
 12/31/2007    N/A 11.522        0
 12/31/2008 11.522 10.418        4
   VISB 6    3.05%
 12/31/2007    N/A 11.361        0
 12/31/2008 11.361 10.242        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.732        8
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.491        1
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.641        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.314        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.462        1
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.551        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.373        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.824        0
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.581        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.403        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.491        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.611        1
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.702        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.521        0
   VISI 2    1.70%
 12/31/2007    N/A 12.153        0
 12/31/2008 12.153 11.104        6
   VISI 3    2.10%
 12/31/2007    N/A 11.927        0
 12/31/2008 11.927 10.855       21

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 4    2.40%
 12/31/2007    N/A 11.761        0
 12/31/2008 11.761 10.672       10
   VISI 5    2.25%
 12/31/2007    N/A 11.844        0
 12/31/2008 11.844 10.763        3
   VISI 6    2.55%
 12/31/2007    N/A 11.679        0
 12/31/2008 11.679 10.581        1
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 11.042        8
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.748        2
   VISL 1    1.65%
 12/31/2007    N/A 12.181        0
 12/31/2008 12.181 11.136        6
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.462        2
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.551        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.373        0
   VISL 2    1.95%
 12/31/2007    N/A 12.011        0
 12/31/2008 12.011 10.948        1
   VISL 3    2.35%
 12/31/2007    N/A 11.789        0
 12/31/2008 11.789 10.702        7
   VISL 4    2.65%
 12/31/2007    N/A 11.625        0
 12/31/2008 11.625 10.521        3
   VISL 5    2.50%
 12/31/2007    N/A 11.706        0
 12/31/2008 11.706 10.611        7
   VISL 6    2.80%
 12/31/2007    N/A 11.543        0
 12/31/2008 11.543 10.432        6
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.886        1
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.641        1
PIMCO VIT Total Return Portfolio
   VISB 1    1.90%
 12/31/2007    N/A 13.195        0
 12/31/2008 13.195 13.567        8
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.425        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.606        0

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

                                       66

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.247        0
   VISB 3    2.60%
 12/31/2007    N/A 12.568        0
 12/31/2008 12.568 12.833       15
   VISB 4    2.90%
 12/31/2007    N/A 12.309        0
 12/31/2008 12.309 12.530        2
   VISB 5    2.75%
 12/31/2007    N/A 12.438        0
 12/31/2008 12.438 12.680        0
   VISB 6    3.05%
 12/31/2007    N/A 12.181        0
 12/31/2008 12.181 12.381        0
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.143       10
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.790        1
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.101        2
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.425        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.728        2
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.913        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.546        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.484        4
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.976        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.606        4
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.790        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.038        3
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.227        1
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.851        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 2    1.70%
 12/31/2007    N/A 14.634        2
 12/31/2008 14.634 15.077        5
   VISI 3    2.10%
 12/31/2007    N/A 14.177        0
 12/31/2008 14.177 14.548       20
   VISI 4    2.40%
 12/31/2007    N/A 13.844        0
 12/31/2008 13.844 14.164        5
   VISI 5    2.25%
 12/31/2007    N/A 14.010        0
 12/31/2008 14.010 14.355       15
   VISI 6    2.55%
 12/31/2007    N/A 13.681        0
 12/31/2008 13.681 13.976        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.943       11
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.248        8
   VISL 1    1.65%
 12/31/2007    N/A 14.692        0
 12/31/2008 14.692 15.144       54
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.728        2
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.913        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.546        0
   VISL 2    1.95%
 12/31/2007    N/A 14.347        0
 12/31/2008 14.347 14.744        3
   VISL 3    2.35%
 12/31/2007    N/A 13.899        0
 12/31/2008 13.899 14.227       24
   VISL 4    2.65%
 12/31/2007    N/A 13.573        0
 12/31/2008 13.573 13.851        1
   VISL 5    2.50%
 12/31/2007    N/A 13.735        0
 12/31/2008 13.735 14.038        1
   VISL 6    2.80%
 12/31/2007    N/A 13.413        0
 12/31/2008 13.413 13.667        1
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.613        4
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.101        3


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Templeton Global Bond Securities Fund
   VISB 1    1.90%
 12/31/2007    N/A 29.551        7
 12/31/2008 29.551 30.792       10
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 24.641        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 25.642        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 23.914        0
   VISB 3    2.60%
 12/31/2007    N/A 26.004        0
 12/31/2008 26.004 26.907        5
   VISB 4    2.90%
 12/31/2007    N/A 23.086        0
 12/31/2008 23.086 23.816        3
   VISB 5    2.75%
 12/31/2007    N/A 25.301        0
 12/31/2008 25.301 26.141        0
   VISB 6    3.05%
 12/31/2007    N/A 22.439        0
 12/31/2008 22.439 23.113        2
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 28.508        1
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 26.394        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 27.498        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 24.641        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 25.901        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 26.688        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 25.137        0
   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 29.194        2
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 27.168        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 25.642        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 26.394        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 27.431        0
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 28.235        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 26.649        1
   VISI 2    1.70%
 12/31/2007    N/A 30.650        0
 12/31/2008 30.650 32.002        0
   VISI 3    2.10%
 12/31/2007    N/A 28.491        0
 12/31/2008 28.491 29.628        4
   VISI 4    2.40%
 12/31/2007    N/A 26.971        0
 12/31/2008 26.971 27.964        2
   VISI 5    2.25%
 12/31/2007    N/A 27.721        0
 12/31/2008 27.721 28.784        2
   VISI 6    2.55%
 12/31/2007    N/A 26.243        0
 12/31/2008 26.243 27.168        1
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 31.306       11
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 27.386        0
   VISL 1    1.65%
 12/31/2007    N/A 30.931        3
 12/31/2008 30.931 32.312        6
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 25.901        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 26.688        0
   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 25.137        0
   VISL 2    1.95%
 12/31/2007    N/A 29.282        0
 12/31/2008 29.282 30.497        1
   VISL 3    2.35%
 12/31/2007    N/A 27.219        0
 12/31/2008 27.219 28.235        4
   VISL 4    2.65%
 12/31/2007    N/A 25.768        0
 12/31/2008 25.768 26.649        0
   VISL 5    2.50%
 12/31/2007    N/A 26.483        0
 12/31/2008 26.483 27.431        0
   VISL 6    2.80%
 12/31/2007    N/A 25.071        0
 12/31/2008 25.071 25.890        1

 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 29.783        1
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 27.498        0
Templeton Growth Securities Fund
   VISB 1    1.90%
 12/31/2007    N/A 27.591        2
 12/31/2008 27.591 15.614        7
   VISB 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.255        0
   VISB 11   2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.552        0
   VISB 12   3.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.963        0
   VISB 3    2.60%
 12/31/2007    N/A 25.049        0
 12/31/2008 25.049 14.076        4
   VISB 4    2.90%
 12/31/2007    N/A 23.057        0
 12/31/2008 23.057 12.917        7
   VISB 5    2.75%
 12/31/2007    N/A 24.535        0
 12/31/2008 24.535 13.766        1
   VISB 6    3.05%
 12/31/2007    N/A 22.584        0
 12/31/2008 22.584 12.633        4
   VISB 7    2.30%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.703        1
   VISB 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.857        0
   VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.380        0
   VISC 10   3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.255        0
   VISC 2    2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.755        0
   VISC 3    2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.064        0
   VISC 4    2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.452        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISC 5    2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 15.033        1
   VISC 7    2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.168        0
   VISC 8    2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.552        0
   VISC 9    2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.857        0
   VISI 10   2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.274        4
   VISI 11   2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.594        0
   VISI 12   2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.960        0
   VISI 2    1.70%
 12/31/2007    N/A 28.340        1
 12/31/2008 28.340 16.069        1
   VISI 3    2.10%
 12/31/2007    N/A 26.817        0
 12/31/2008 26.817 15.145       24
   VISI 4    2.40%
 12/31/2007    N/A 25.729        0
 12/31/2008 25.729 14.487        2
   VISI 5    2.25%
 12/31/2007    N/A 26.267        0
 12/31/2008 26.267 14.812        3
   VISI 6    2.55%
 12/31/2007    N/A 25.201        0
 12/31/2008 25.201 14.168        0
   VISI 7    1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 15.833       33
   VISI 9    2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.329        1
   VISL 1    1.65%
 12/31/2007    N/A 28.536        0
 12/31/2008 28.536 16.189        6
   VISL 10   2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.755        0
   VISL 11   2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.064        0


 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009

                                       69

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 12   2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.452        1
   VISL 2    1.95%
 12/31/2007    N/A 27.378        0
 12/31/2008 27.378 15.485        1
   VISL 3    2.35%
 12/31/2007    N/A 25.907        0
 12/31/2008 25.907 14.594        8
   VISL 4    2.65%
 12/31/2007    N/A 24.855        0
 12/31/2008 24.855 13.960        1

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

   VISL 5    2.50%
 12/31/2007    N/A 25.376        0
 12/31/2008 25.376 14.274        1
   VISL 6    2.80%
 12/31/2007    N/A 24.346        0
 12/31/2008 24.346 13.653        0
   VISL 7    2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 15.257        2
   VISL 9    2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.380        2



 The Allianz Vision[SM]New York Variable Annuity Contract SAI - May 1, 2009